Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	WACLY
Entity Registrant Name	WACOAL HOLDINGS CORP
Entity Central Index Key	0000104040
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	140,851,070

Consolidated Balance Sheets	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 363,851,000	¥ 29,985,000,000	¥ 26,316,000,000
Time deposits	8,895,000	733,000,000	706,000,000
Marketable securities (Notes 3, 19 and 20)	62,844,000	5,179,000,000	4,840,000,000
Notes and accounts receivable (Note 17)	275,756,000	22,725,000,000	21,171,000,000
Allowance for returns and doubtful receivables (Note 4)	(17,716,000)	(1,460,000,000)	(1,617,000,000)
Inventories (Note 5)	398,580,000	32,847,000,000	31,116,000,000
Deferred income taxes (Note 16)	51,377,000	4,234,000,000	5,212,000,000
Other current assets (Notes 17, 19 and 20)	37,034,000	3,052,000,000	2,666,000,000
Total current assets	1,180,621,000	97,295,000,000	90,410,000,000
PROPERTY, PLANT AND EQUIPMENT:
Land (Note 9)	264,325,000	21,783,000,000	21,787,000,000
Buildings and building improvements (Notes 9, 11 and 20)	729,001,000	60,077,000,000	60,318,000,000
Machinery and equipment	170,356,000	14,039,000,000	14,068,000,000
Construction in progress	267,000	22,000,000	93,000,000
Total	1,163,949,000	95,921,000,000	96,266,000,000
Accumulated depreciation	(568,414,000)	(46,843,000,000)	(46,532,000,000)
Net property, plant and equipment	595,535,000	49,078,000,000	49,734,000,000
OTHER ASSETS:
Investments in affiliated companies (Note 6)	177,151,000	14,599,000,000	14,702,000,000
Investments (Notes 3, 19 and 20)	413,348,000	34,064,000,000	32,685,000,000
Goodwill (Notes 7, 8 and 20)	125,798,000	10,367,000,000	10,367,000,000
Other intangible assets (Notes 8 and 20)	115,775,000	9,541,000,000	10,325,000,000
Prepaid pension expense (Note 12)			158,000,000
Deferred income taxes (Note 16)	7,244,000	597,000,000	876,000,000
Other	67,431,000	5,557,000,000	6,019,000,000
Total other assets	906,747,000	74,725,000,000	75,132,000,000
TOTAL	2,682,903,000	221,098,000,000	215,276,000,000
CURRENT LIABILITIES:
Short-term bank loans (Note 9)	70,137,000	5,780,000,000	6,152,000,000
Notes and accounts payable:
Trade notes	17,340,000	1,429,000,000	1,617,000,000
Trade accounts (Note 17)	130,288,000	10,737,000,000	10,474,000,000
Other payables	84,310,000	6,948,000,000	5,112,000,000
Accrued payroll and bonuses	77,794,000	6,411,000,000	6,133,000,000
Income taxes payable (Note 16)	21,199,000	1,747,000,000	1,932,000,000
Current portion of long-term debt (Notes 9 and 19)	777,000	64,000,000	70,000,000
Other current liabilities (Notes 12, 16, 19 and 20)	30,227,000	2,491,000,000	2,390,000,000
Total current liabilities	432,072,000	35,607,000,000	33,880,000,000
LONG-TERM LIABILITIES:
Long-term debt (Notes 9 and 19)	7,741,000	638,000,000	214,000,000
Liability for termination and retirement benefits (Note 12)	34,183,000	2,817,000,000	2,183,000,000
Deferred income taxes (Note 16)	85,973,000	7,085,000,000	7,441,000,000
Other long-term liabilities (Notes 11, 12 and 16)	18,481,000	1,523,000,000	2,178,000,000
Total long-term liabilities	146,378,000	12,063,000,000	12,016,000,000
COMMITMENTS AND CONTINGENCIES (Notes 9 and 10)
WACOAL HOLDINGS CORP. SHAREHOLDERS' EQUITY (Notes 13 and 22):
Common stock, no par value - authorized, 500,000,000 shares in 2012 and 2011; issued 143,378,085 shares in 2012 and 2011	160,903,000	13,260,000,000	13,260,000,000
Additional paid-in capital (Note 14)	357,323,000	29,447,000,000	29,401,000,000
Retained earnings	1,715,447,000	141,370,000,000	137,274,000,000
Accumulated other comprehensive loss (Note 15):
Foreign currency translation adjustments	(132,459,000)	(10,916,000,000)	(10,159,000,000)
Unrealized gain on securities	50,928,000	4,197,000,000	2,596,000,000
Pension liability adjustments (Note 12)	(36,112,000)	(2,976,000,000)	(2,002,000,000)
Total accumulated other comprehensive loss	(117,643,000)	(9,695,000,000)	(9,565,000,000)
Less treasury stock at cost - 2,527,015 shares and 2,529,607 shares in 2012 and 2011, respectively	(35,020,000)	(2,886,000,000)	(2,890,000,000)
Total Wacoal Holdings Corp. shareholders' equity	2,081,010,000	171,496,000,000	167,480,000,000
NONCONTROLLING INTERESTS	23,443,000	1,932,000,000	1,900,000,000
Total equity	2,104,453,000	173,428,000,000	169,380,000,000
TOTAL	$ 2,682,903,000	¥ 221,098,000,000	¥ 215,276,000,000

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Common stock, no par value
Common stock, authorized shares	500,000,000	500,000,000	500,000,000
Common stock, issued shares	143,378,085	143,378,085	143,378,085
Treasury stock, shares	2,527,015	2,527,015	2,529,607

Consolidated Statements of Income	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 American Depository Shares USD ($)	Mar. 31, 2012 American Depository Shares JPY (¥)	Mar. 31, 2011 American Depository Shares JPY (¥)	Mar. 31, 2010 American Depository Shares JPY (¥)
NET SALES (Note 17)	$ 2,085,875,000	¥ 171,897,000,000	¥ 165,548,000,000	¥ 163,548,000,000
Operating costs and expenses:
Cost of sales (Notes 12 and 17)	993,702,000	81,891,000,000	81,659,000,000	80,101,000,000
Selling, general and administrative (Notes 1, 7, 10, 12 and 14)	966,254,000	79,629,000,000	77,716,000,000	78,524,000,000
Impairment charges on goodwill (Notes 8 and 20)			836,000,000	71,000,000
Impairment charges on other intangible assets (Notes 8 and 20)			936,000,000	1,023,000,000
Total operating costs and expenses	1,959,956,000	161,520,000,000	161,147,000,000	159,719,000,000
OPERATING INCOME	125,919,000	10,377,000,000	4,401,000,000	3,829,000,000
OTHER INCOME (EXPENSES):
Interest income	1,359,000	112,000,000	137,000,000	133,000,000
Interest expense	(1,129,000)	(93,000,000)	(88,000,000)	(90,000,000)
Dividend income	8,785,000	724,000,000	643,000,000	619,000,000
Gain on sale or exchange of marketable securities and investments - net (Note 3)	303,000	25,000,000	372,000,000	7,000,000
Impairment charges on marketable securities and investments (Notes 3 and 20)	(10,084,000)	(831,000,000)	(1,585,000,000)	(1,460,000,000)
Other - net (Notes 1, 3 and 20)	(1,297,000)	(107,000,000)	47,000,000	117,000,000
Total other expenses - net	(2,063,000)	(170,000,000)	(474,000,000)	(674,000,000)
INCOME BEFORE INCOME TAXES, EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 16)	123,856,000	10,207,000,000	3,927,000,000	3,155,000,000
INCOME TAXES (Note 16):
Current	42,750,000	3,523,000,000	3,480,000,000	3,243,000,000
Deferred	8,203,000	676,000,000	(1,470,000,000)	(1,588,000,000)
Total income taxes	50,953,000	4,199,000,000	2,010,000,000	1,655,000,000
INCOME BEFORE EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	72,903,000	6,008,000,000	1,917,000,000	1,500,000,000
EQUITY IN NET INCOME OF AFFILIATED COMPANIES (Note 6)	12,232,000	1,008,000,000	990,000,000	907,000,000
NET INCOME	85,135,000	7,016,000,000	2,907,000,000	2,407,000,000
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(1,250,000)	(103,000,000)	(122,000,000)	68,000,000
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP.	$ 83,885,000	¥ 6,913,000,000	¥ 2,785,000,000	¥ 2,475,000,000
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP. PER SHARE (Note 18):
Basic	$ 0.6	¥ 49.08	¥ 19.73	¥ 17.51	$ 2.98	¥ 245.41	¥ 98.66	¥ 87.55
Diluted	$ 0.59	¥ 49.02	¥ 19.72	¥ 17.5	$ 2.97	¥ 245.12	¥ 98.58	¥ 87.5
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP. PER AMERICAN DEPOSITARY RECEIPT (5 shares of common stock) (Note 18):
Basic	$ 0.6	¥ 49.08	¥ 19.73	¥ 17.51	$ 2.98	¥ 245.41	¥ 98.66	¥ 87.55
Diluted	$ 0.59	¥ 49.02	¥ 19.72	¥ 17.5	$ 2.97	¥ 245.12	¥ 98.58	¥ 87.5

Consolidated Statements of Comprehensive Income (Loss) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net income	$ 85,135	¥ 7,016,000	¥ 2,907,000	¥ 2,407,000
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX (Note 15):
Foreign currency translation adjustments	(9,489)	(782,000)	(2,802,000)	180,000
Unrealized gains (losses) on securities	19,439	1,602,000	(1,072,000)	3,351,000
Pension liability adjustments	(11,819)	(974,000)	(219,000)	1,600,000
OTHER COMPREHENSIVE (LOSS) INCOME	(1,869)	(154,000)	(4,093,000)	5,131,000
COMPREHENSIVE INCOME (LOSS)	83,266	6,862,000	(1,186,000)	7,538,000
COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(959)	(79,000)	(47,000)	49,000
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WACOAL HOLDINGS CORP.	$ 82,307	¥ 6,783,000	¥ (1,233,000)	¥ 7,587,000

Consolidated Statements of Equity Share data in Thousands	Total USD ($)	Total JPY (¥)	Common Stock USD ($)	Common Stock JPY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital JPY (¥)	Retained Earnings USD ($)	Retained Earnings JPY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) JPY (¥)	Treasury Stock USD ($)	Treasury Stock JPY (¥)	Total Wacoal Holdings Corp. Shareholders' Equity USD ($)	Total Wacoal Holdings Corp. Shareholders' Equity JPY (¥)	Noncontrolling Interest USD ($)	Noncontrolling Interest JPY (¥)
Beginning Balance at Apr. 01, 2009		¥ 168,861,000,000		¥ 13,260,000,000		¥ 29,316,000,000		¥ 138,442,000,000		¥ (10,659,000,000)		¥ (3,592,000,000)		¥ 166,767,000,000		¥ 2,094,000,000
Beginning Balance (in shares) at Apr. 01, 2009				140,451
Net income		2,407,000,000						2,475,000,000						2,475,000,000		(68,000,000)
Other comprehensive income (loss)		5,131,000,000								5,112,000,000				5,112,000,000		19,000,000
Cash dividends paid to Wacoal Holdings Corp. shareholders		(3,511,000,000)						(3,511,000,000)						(3,511,000,000)
Cash dividends paid to noncontrolling interests		(76,000,000)														(76,000,000)
Repurchase of treasury stock, shares				(1,372)
Repurchase of treasury stock		(1,540,000,000)										(1,540,000,000)		(1,540,000,000)
Sale of treasury stock, shares				11
Sale of treasury stock		13,000,000										13,000,000		13,000,000
Share-based compensation granted and exercised (Note 14) (in shares)				4
Share-based compensation granted and exercised (Note 14)		55,000,000				50,000,000						5,000,000		55,000,000
Purchase and sales of common shares of the Company's subsidiaries		(46,000,000)														(46,000,000)
Distribution of treasury stock to acquire a subsidiary (Note 7) (in shares)				2,104
Distribution of treasury stock to acquire a subsidiary (Note 7)		2,489,000,000						(93,000,000)				2,582,000,000		2,489,000,000
Ending Balance at Mar. 31, 2010		173,783,000,000		13,260,000,000		29,366,000,000		137,313,000,000		(5,547,000,000)		(2,532,000,000)		171,860,000,000		1,923,000,000
Ending Balance (in shares) at Mar. 31, 2010				141,198
Net income		2,907,000,000						2,785,000,000						2,785,000,000		122,000,000
Other comprehensive income (loss)		(4,093,000,000)								(4,018,000,000)				(4,018,000,000)		(75,000,000)
Cash dividends paid to Wacoal Holdings Corp. shareholders		(2,824,000,000)						(2,824,000,000)						(2,824,000,000)
Cash dividends paid to noncontrolling interests		(70,000,000)														(70,000,000)
Repurchase of treasury stock, shares			(586)	(586)
Repurchase of treasury stock		(655,000,000)										(655,000,000)		(655,000,000)
Sale of treasury stock, shares			236	236
Sale of treasury stock		282,000,000				(15,000,000)						297,000,000		282,000,000
Share-based compensation granted and exercised (Note 14)		50,000,000				50,000,000								50,000,000
Ending Balance at Mar. 31, 2011	2,055,333,000	169,380,000,000	160,903,000	13,260,000,000	356,765,000	29,401,000,000	1,665,745,000	137,274,000,000	(116,066,000)	(9,565,000,000)	(35,069,000)	(2,890,000,000)	2,032,278,000	167,480,000,000	23,055,000	1,900,000,000
Ending Balance (in shares) at Mar. 31, 2011			140,848
Net income	85,135,000	7,016,000,000					83,885,000	6,913,000,000					83,885,000	6,913,000,000	1,250,000	103,000,000
Other comprehensive income (loss)	(1,869,000)	(154,000,000)							(1,577,000)	(130,000,000)			(1,577,000)	(130,000,000)	(292,000)	(24,000,000)
Cash dividends paid to Wacoal Holdings Corp. shareholders	(34,183,000)	(2,817,000,000)					(34,183,000)	(2,817,000,000)					(34,183,000)	(2,817,000,000)
Cash dividends paid to noncontrolling interests	(570,000)	(47,000,000)													(570,000)	(47,000,000)
Repurchase of treasury stock, shares			(15)	(15)
Repurchase of treasury stock	(182,000)	(15,000,000)									(182,000)	(15,000,000)	(182,000)	(15,000,000)
Sale of treasury stock, shares			6	6
Sale of treasury stock	61,000	5,000,000									61,000	5,000,000	61,000	5,000,000
Share-based compensation granted and exercised (Note 14) (in shares)			12	12
Share-based compensation granted and exercised (Note 14)	728,000	60,000,000			558,000	46,000,000					170,000	14,000,000	728,000	60,000,000
Ending Balance at Mar. 31, 2012	$ 2,104,453,000	¥ 173,428,000,000	$ 160,903,000	¥ 13,260,000,000	$ 357,323,000	¥ 29,447,000,000	$ 1,715,447,000	¥ 141,370,000,000	$ (117,643,000)	¥ (9,695,000,000)	$ (35,020,000)	¥ (2,886,000,000)	$ 2,081,010,000	¥ 171,496,000,000	$ 23,443,000	¥ 1,932,000,000
Ending Balance (in shares) at Mar. 31, 2012			140,851

Consolidated Statements of Equity (Parenthetical)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash dividends paid per 5 shares of common stock	$ 1	¥ 100	¥ 100	¥ 125
Number of common stock against cash dividend paid	5	5	5	5

Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
OPERATING ACTIVITIES:
Net income	$ 85,135,000	¥ 7,016,000,000	¥ 2,907,000,000	¥ 2,407,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	56,547,000	4,660,000,000	4,685,000,000	4,765,000,000
Share-based compensation (Note 14)	728,000	60,000,000	50,000,000	55,000,000
Provision for returns and doubtful receivables - net	(1,881,000)	(155,000,000)	(364,000,000)	(266,000,000)
Deferred income taxes	8,203,000	676,000,000	(1,470,000,000)	(1,588,000,000)
(Loss) gain on sale or disposal of property, plant and equipment - net	(425,000)	(35,000,000)	122,000,000	25,000,000
Impairment charges on property, plant and equipment (Note 20)	449,000	37,000,000	107,000,000	23,000,000
Impairment charges on goodwill (Notes 8 and 20)			836,000,000	71,000,000
Impairment charges on other intangible assets (Notes 8 and 20)			936,000,000	1,023,000,000
Gain on sale or exchange of marketable securities and investments - net (Note 3)	(303,000)	(25,000,000)	(372,000,000)	(7,000,000)
Impairment charges on marketable securities and investments (Notes 3 and 20)	10,084,000	831,000,000	1,585,000,000	1,460,000,000
Equity in net income of affiliated companies, less dividends	(5,473,000)	(451,000,000)	(566,000,000)	(492,000,000)
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable	(19,282,000)	(1,589,000,000)	493,000,000	1,108,000,000
(Increase) decrease in inventories	(21,854,000)	(1,801,000,000)	400,000,000	669,000,000
(Increase) decrease in other current assets	(4,575,000)	(377,000,000)	194,000,000	147,000,000
Increase (decrease) in notes and accounts payable	23,941,000	1,973,000,000	1,251,000,000	(1,830,000,000)
(Decrease) increase in liability for termination and retirement benefits	(8,312,000)	(685,000,000)	(331,000,000)	449,000,000
(Decrease) increase in accrued expenses, income taxes payable and other current liabilities	(6,225,000)	(513,000,000)	(267,000,000)	1,057,000,000
Other	5,315,000	438,000,000	245,000,000	387,000,000
Net cash provided by operating activities	122,072,000	10,060,000,000	10,441,000,000	9,463,000,000
INVESTING ACTIVITIES:
Increase in time deposits and certificates of deposits	(6,249,000)	(515,000,000)	(1,809,000,000)	(920,000,000)
Decrease in time deposits and certificates of deposits	5,922,000	488,000,000	1,991,000,000
Proceeds from sales and redemption of available-for-sale securities	102,864,000	8,477,000,000	3,817,000,000	10,099,000,000
Payments to acquire available-for-sale securities	(105,655,000)	(8,707,000,000)	(1,036,000,000)	(7,791,000,000)
Proceeds from redemption of held-to-maturity debt securities	959,000	79,000,000
Payments to acquire held-to-maturity debt securities	(959,000)	(79,000,000)	(347,000,000)
Proceeds from sales of property, plant and equipment	5,473,000	451,000,000	538,000,000	467,000,000
Capital expenditures	(32,860,000)	(2,708,000,000)	(2,652,000,000)	(3,981,000,000)
Payments to acquire intangible assets (Note 8)	(10,266,000)	(846,000,000)	(687,000,000)	(1,772,000,000)
Proceeds from sales of other investments	1,092,000	90,000,000	413,000,000	2,021,000,000
Payments to acquire other investments	(2,682,000)	(221,000,000)	(921,000,000)	(2,019,000,000)
Cash balances of subsidiary acquired through share exchanges (Note 7)				362,000,000
Other	291,000	24,000,000	(10,000,000)	(39,000,000)
Net cash used in investing activities	(42,070,000)	(3,467,000,000)	(703,000,000)	(3,573,000,000)
FINANCING ACTIVITIES:
Decrease in short-term bank loans with three months or less maturity - net	(8,373,000)	(690,000,000)	(1,794,000,000)	(291,000,000)
Proceeds from issuance of short-term bank loans	4,769,000	393,000,000
Repayments of short-term bank loans	(862,000)	(71,000,000)
Proceeds from issuance of long-term debt	6,067,000	500,000,000	200,000,000
Repayments of long-term debt	(995,000)	(82,000,000)	(104,000,000)	(350,000,000)
Repurchase of treasury stock	(182,000)	(15,000,000)	(655,000,000)	(1,148,000,000)
Sale of treasury stock	61,000	5,000,000	282,000,000	13,000,000
Dividends paid on common stock	(34,183,000)	(2,817,000,000)	(2,824,000,000)	(3,511,000,000)
Dividends paid on common stock to noncontrolling interest	(570,000)	(47,000,000)	(70,000,000)	(76,000,000)
Net cash used in financing activities	(34,268,000)	(2,824,000,000)	(4,965,000,000)	(5,363,000,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS - (Forward)	(1,213,000)	(100,000,000)	(785,000,000)	(153,000,000)
NET INCREASE IN CASH AND CASH EQUIVALENTS	44,521,000	3,669,000,000	3,988,000,000	374,000,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	319,330,000	26,316,000,000	22,328,000,000	21,954,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	363,851,000	29,985,000,000	26,316,000,000	22,328,000,000
Cash paid for:
Interest	1,092,000	90,000,000	91,000,000	90,000,000
Income taxes	44,922,000	3,702,000,000	3,645,000,000	2,097,000,000
NONCASH INVESTING ACTIVITIES:
Fair value of certain marketable securities received in exchange for other marketable securities with carrying values of ¥86 million ($1,044 thousand) and ¥5 million in 2012 and 2010, respectively (Note 3)	1,529,000	126,000,000		11,000,000
Acquisition of marketable securities by assuming payment obligation			200,000,000
Acquisition of fixed assets by assuming payment obligation	4,271,000	352,000,000
Acquisition of subsidiary through share exchange (Note 7)				¥ 2,489,000,000

Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2010 JPY (¥)
Carrying values, other marketable securities	$ 1,044	¥ 86,000	¥ 5,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Financial Statements — Wacoal Holdings Corp. (the “Company”) and subsidiaries are predominantly engaged in one industry, the manufacture and sale of apparel, including foundation garments, lingerie, nightwear and outerwear in Japan, the United States of America, Europe and certain Asian countries.

The accompanying consolidated financial statements, stated in Japanese yen, have been prepared on the basis of accounting principles generally accepted in the United States of America.

Consolidation — The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries (collectively, the “Companies”). All intercompany transactions and balances are eliminated.

Some foreign subsidiaries of the Company have a fiscal year ending December 31. The accounts of those subsidiaries are included in the Company’s consolidated financial statements based on the subsidiaries’ fiscal year. There were no material intervening events that occurred with respect to these subsidiaries.

On August 17, 2009, the Company acquired the outstanding common shares of Lecien Corp. (“Lecien”) with a fiscal year ended March 31, 2010. Lecien’s results of operations were included in the Company’s consolidated statements of income for the year ended March 31, 2010 from August 1, 2009.

Investments in affiliated companies where the Companies’ ownership is 20% to 50% are accounted for using the equity method.

Significant influence is generally deemed to exist if the Companies have an ownership interest in the voting stock of the investee between 20% and 50%, although other factors are considered in determining whether the equity method of accounting is appropriate.

Use of Estimates — The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Cash and cash equivalents include all time deposits and certificates of deposit (all of which are interest bearing) with original maturities of three months or less.

Foreign Currency Translation — Assets and liabilities of foreign subsidiaries have been translated to Japanese yen at period-end exchange rates and income and expenses have been translated using average exchange rates for the period. Translation adjustments resulting from the process of translating consolidated financial statements, net of tax, are included in accumulated other comprehensive loss, a separate component of equity. Exchange gains and losses resulting from foreign currency transactions and the conversion of monetary assets and liabilities denominated in foreign currencies are included in other income (expenses) in the consolidated statements of income.

Foreign currency translation losses for the year ended March 31, 2012 and 2011 were ¥94 million ($1,141 thousand) and ¥137 million, respectively. Foreign currency translation gains for the year ended March 31, 2010 were ¥59 million. They have been included in other — net of other income (expenses).

Marketable Securities and Investments — The Companies classify their marketable securities and investments into one of three categories: trading, held to maturity or available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term. Trading securities are recorded at fair value and unrealized holding gains and losses on trading securities are included in earnings. Held-to-maturity securities are measured at amortized cost. The Companies classify debt securities as held to maturity only if the Companies have the positive intent and ability to hold those securities to maturity. Available-for-sale securities are carried at fair value with a corresponding recognition of unrealized holding gains or losses (net of tax) in accumulated other comprehensive loss, a separate component of equity, until realized. Equity securities that do not have readily determinable fair values are recorded at cost. Gains and losses on sales of investments are computed based on cost determined using the average cost method.

If a decline in the fair value of marketable securities and investments is determined to be other than temporary, an impairment charge is recorded in the consolidated statements of income. The Companies periodically determine whether a decline in the fair value of marketable securities and investments is deemed to be other than temporary based on criteria that include the duration of the market decline, the extent to which cost exceeds market value, the financial position and business outlook of the issuer and the intent and ability of the Companies to retain the impaired marketable securities and investments for a sufficient period of time for anticipated recovery in market value.

Allowance for Sales Returns — Allowance for sales returns is estimated based on historical products returns experience, sales movements, and the overall retail industry situation.

Allowance for Doubtful Receivables — Allowance for doubtful notes and receivables is estimated based on historical collection experience and additional information including current economic conditions and creditworthiness of each applicable customer.

Inventories — Inventories are stated at the lower of cost or market, cost being determined on the first-in, first-out method for raw materials and the average cost method for work in process and finished products. Cost includes net prices paid for materials purchased, production labor cost, factory overhead and charges for customs duties.

Property, Plant and Equipment — Property, plant and equipment is stated at cost less accumulated depreciation and impairment losses. Depreciation of property, plant and equipment is computed by the declining-balance method, except for buildings acquired on or after April 1, 1998, which are depreciated using the straight-line method, based upon the estimated useful lives of the assets. The estimated useful lives are as follows:

Buildings and building improvements:	2 - 50 years (mainly 38 years)

Machinery and equipment:	2 - 20 years (mainly 5 years)

Depreciation expenses for the years ended March 31, 2012, 2011 and 2010 are ¥2,913 million ($35,348 thousand), ¥2,827 million and ¥2,985 million, respectively.

Impairment of Long-Lived Assets — The carrying values of long-lived assets, held and used by the Companies, are evaluated for impairment whenever there is an event or change in circumstances that indicates that such assets have been impaired or that the carrying amounts of such assets might not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. That assessment shall be based on the carrying amount of the asset at the date it is tested for recoverability, whether in use or under development. The impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value. The Companies recorded ¥37 million ($449 thousand), ¥107 million and ¥23 million in impairment charges on long-lived assets for the years ended March 31, 2012, 2011, and 2010, respectively, and have been included in selling, general and administrative expenses.

Goodwill and Other Intangible Assets — Goodwill represents the excess of the purchase price of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed.

Goodwill and other intangible assets with indefinite useful lives are tested for impairment annually, or more frequently if conditions indicate an earlier review is necessary. The goodwill is allocated to the reporting unit in which the business that created the goodwill resides. To test for goodwill impairment, the carrying value of each reporting unit is compared with its fair value. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by comparing the carrying amount of reporting unit goodwill with its implied fair value. If the carrying amount of reporting unit goodwill exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess.

To test for impairment of other intangible assets with indefinite useful lives, the carrying value of an intangible asset is compared with its fair value. If the carrying amount of an intangible asset with indefinite useful life exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Other intangible assets with estimable useful lives consist primarily of customer relationship and software and are amortized over their estimated useful lives using the straight-line method. The estimated useful lives are as follows:

Customer relationship:	7 years

Software:	5 years

Asset Retirement Obligations — The Companies have obligations arising from contractual commitments to remove leasehold improvements from leased facilities and return the property to a specified condition when the lease terminates. The Companies recognize asset retirement obligations at the inception of a lease. The asset retirement obligation is measured with an expected present value technique based on historical experience and recorded in other long-term liabilities in the consolidated balance sheets and is subsequently adjusted for changes in estimated disposal costs. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease, which is determined using best estimate because the Companies’ lease contracts generally have automatic renewal articles. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and depreciated over its useful life.

Termination and Retirement Plans — Termination and retirement benefits are accounted for in accordance with the guidance for retirement benefits. The Companies amortize net actuarial gains and losses and prior service cost over the average employees’ remaining service period by a declining-balance method and by a straight-line method, respectively. Provisions for termination and retirement benefits include those for directors and corporate auditors of the Companies.

The Companies do not recognize a gain or loss on settlement of the pension obligation when the cost of all settlements in a year is less than or equal to the sum of the service cost and interest cost components of net periodic pension cost for the plan for the year.

Leases — Certain noncancelable leases are classified as capital leases and the leased assets are included as part of property, plant and equipment. Other leases are classified as operating leases and are not capitalized. The payments on such leases are recorded as expense. The rental expense under operating leases is recognized on a straight-line basis.

Treasury Stock — The Companies account for treasury stock under the cost method and include treasury stock as a component of equity.

Acquisitions — The Companies account for acquisitions using the acquisition method in accordance with the guidance for business combinations. The Companies allocate the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified and named. The purchase price in excess of the fair value of the net assets is recorded as goodwill.

Revenue Recognition — The Companies recognize revenue on sales to retailers, mail order catalog sales and internet sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred resulting in transfer of title and risk of loss, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. As for consignment sales, the Companies recognize revenue when the products are sold to the ultimate customer. The Companies recognize revenue on direct retailing sales at the Companies’ directly managed retail stores at the point of sale to the customer.

Shipping and Handling Costs — Shipping and handling fees billed to customers are classified in net sales. Shipping and handling costs are expensed as incurred. Shipping and handling costs for the years ended March 31, 2012, 2011 and 2010 were ¥5,773 million ($70,052 thousand), ¥5,691 million and ¥5,320 million, respectively, and have been included in selling, general and administrative expenses.

Advertising Expenses — Advertising costs are expensed as incurred. Advertising expenses for the years ended March 31, 2012, 2011 and 2010 were ¥12,665 million ($153,683 thousand), ¥11,946 million and ¥11,711 million, respectively, and have been included in selling, general and administrative expenses.

Research and Development Costs — Research and development costs are expensed as incurred. Research and development costs for the years ended March 31, 2012, 2011 and 2010 were ¥801 million ($9,720 thousand), ¥815 million and ¥778 million, respectively, and have been included in selling, general and administrative expenses.

Income Taxes — The provision for income taxes is determined under the asset and liability method in accordance with the guidance for income taxes. Under this method, deferred tax assets and liabilities are determined for temporary differences between the financial statement and tax bases of assets and liabilities and tax loss carryforwards at presently enacted tax rates. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized in the future.

The Companies assess their income tax positions and record tax benefits for all years subject to examination based upon their evaluation of the facts, circumstances and information available as of the end of fiscal year. For those tax positions only where there is greater than 50% likelihood that the tax position will be sustained, the Companies record the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.

Share-Based Compensation — Share-based compensation is accounted for in accordance with the guidance for stock compensation. The Company measures share-based compensation cost at the grant date, based on the fair value of the award and recognizes the cost over the requisite service period, which is the vesting period. The fair value of the award is estimated using the Black-Scholes option-pricing model.

Derivatives — Derivative instruments, including certain derivative instruments embedded in other contracts, are accounted for in accordance with the guidance for derivatives and hedging. Because such derivative instruments are not designated as a hedge, changes in the fair value are recorded in earnings.

Change of Subsidiaries’ Fiscal Year Ends — For the year ended March 31, 2012, certain subsidiaries changed their fiscal year ends from December 31 and February 28 to March 31 to more closely conform with the Parent’s year-end. Accordingly, the Companies have retrospectively adjusted the prior periods’ consolidated financial statements to reflect the change. As a result, retained earnings as of April 1, 2009 increased from ¥138,235 million as originally reported to ¥138,442 million. The effect of the retrospective application for the years ended March 31, 2011 and 2010 was as follows.

	Millions of Yen
	2011
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥215,345	¥215,276
Total liabilities	46,478	45,896
Total equity	168,867	169,380

Consolidated Statements of Income
Net income from continuing operations	2,737	2,907
Net income attributable to Wacoal Holdings Corp.	2,615	2,785

Consolidated Statements of Cash Flows
Operating activities	10,054	10,441
Investing activities	(1,546)	(703)
Financing activities	(4,899)	(4,965)
Cash and cash equivalents, end of the year	26,981	26,316

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥18.53	¥19.73
Diluted	18.51	19.72

	Millions of Yen
	2010
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥223,387	¥222,889
Total liabilities	49,834	49,106
Total equity	173,553	173,783

Consolidated Statements of Income
Net income from continuing operations	2,456	2,407
Net income attributable to Wacoal Holdings Corp.	2,524	2,475

Consolidated Statements of Cash Flows
Operating activities	9,449	9,463
Investing activities	(2,698)	(3,573)
Financing activities	(5,438)	(5,363)

Cash and cash equivalents, end of the year	24,317	22,328

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥17.86	¥17.51
Diluted	17.85	17.50

Reclassifications — Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation.

Recent Accounting Pronouncements:

Fair Value Measurements — In January 2010, the Financial Accounting Standards Board (FASB) issued additional disclosure requirements for fair value measurements. According to the guidance, the fair value hierarchy disclosures are to be further disaggregated by class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the consolidated balance sheets. The guidance also requires additional disclosure about significant transfers between Levels 1 and 2 of the fair value hierarchy, and separate disclosures about purchase, sales, issuance and settlements relating to Level 3 measurement. This guidance was effective for interim and annual reporting periods beginning after December 15, 2009 except for the requirement regarding the Level 3 activity which was effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Companies adopted the guidance regarding Level 3 activity from the first quarter beginning April 1, 2011. Since the guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.

In May 2011, the FASB issued the new guidance for fair value measurements. The guidance changes the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements in order to improve consistency between U.S. GAAP and International Financial Reporting Standards. Also, some amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which leads to an expansion of the disclosure requirements. This guidance is effective during interim and annual periods beginning after December 15, 2011. The Companies adopted this guidance from the interim period ended after December 15, 2011. Since this guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.

Presentation of Comprehensive Income — In June 2011, the FASB issued revised guidance for the presentation of comprehensive income. This guidance requires displaying adjustments for items that are reclassified from other comprehensive income to net income in the statement in which the components of net income and the components of other comprehensive income are presented. This guidance does not change the items that must be reported in other comprehensive income, nor does it affect the calculation or reporting of earnings per share. In December 2011, the FASB amended its recently issued accounting guidance by deferring the effective date pertaining to the presentation of reclassifications of items out of accumulated comprehensive income. All other requirements in the guidance issued in June 2011 are not affected by this deferral. The guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not expected to have an effect on the Companies’ consolidated financial position, result of operations, or cash flows, but will only impact how certain information related to Other Comprehensive Income is presented in the consolidated financial statements.

Testing Goodwill for Impairment — In September 2011, the FASB issued new guidance that amends goodwill impairment testing. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit. The guidance does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. This guidance is effective for annual and interim goodwill impairment test performed for fiscal years beginning after December 15, 2011, during interim and annual periods beginning after December 15, 2011. Since this guidance does not change how goodwill is calculated, it is not expected to have an impact on the Company’s consolidated financial position, result of operations, or cash flows.

Multiemployer Plans — In September 2011, the FASB issued additional disclosure requirements for multiemployer plans. The objective of the guidance is to enhance the transparency of disclosures about (1) the significant multiemployer plans in which an employer participates, (2) the level of the employer’s participation in those plans, (3) the financial health of the plans, and (4) the nature of the employer’s commitments to the plans. The disclosure requirements do not apply to an employer’s participation in multiple-employer plans. The guidance is effective for fiscal years ended after December 15, 2011. The Companies adopted this guidance from the fiscal year ended after December 15, 2011. Since this guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.

TRANSLATION INTO U.S. DOLLAR STATEMENTS	12 Months Ended
Mar. 31, 2012
TRANSLATION INTO U.S. DOLLAR STATEMENTS
2.	TRANSLATION INTO U.S. DOLLAR STATEMENTS

The consolidated financial statements are stated in Japanese yen, the currency of the country in which the Company is incorporated and operates. The translations of Japanese yen amounts into U.S. dollar amounts are included solely for convenience of readers outside of Japan and have been made at the rate of ¥82.41 to $1, the noon buying rate for yen in New York City as of March 31, 2012. Such translations should not be construed as representations that the Japanese yen amounts could be converted into U.S. dollars at the above or any other rate.

MARKETABLE SECURITIES AND INVESTMENTS	12 Months Ended
Mar. 31, 2012
MARKETABLE SECURITIES AND INVESTMENTS
3.	MARKETABLE SECURITIES AND INVESTMENTS

Held-to-Maturity and Available-for-Sale Securities — The fair value of debt and marketable equity securities classified as held to maturity and available for sale is based on quoted market prices as of March 31, 2012 and 2011. The cost, gross unrealized gain and loss and the fair value of held-to-maturity and available-for-sale securities by major security type were as follows:

	Millions of Yen
2012	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	¥10	¥0		¥10
Corporate debt securities	1,500	1	¥61	1,440
Mutual fund	2,581	156	4	2,733

Total	¥4,091	¥157	¥65	¥4,183

Noncurrent:
Equity securities	¥21,803	¥9,341	¥14	¥31,130

Held-to-maturity debt securities:
Current:
Corporate debt securities	¥332	¥1	¥3	¥330

	Millions of Yen
2011	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	¥510	¥3		¥513
Corporate debt securities	1,300	4	¥27	1,277
Mutual fund	2,657	117	2	2,772

Total	¥4,467	¥124	¥29	¥4,562

Noncurrent:
Equity securities	¥22,165	¥7,488	¥516	¥29,137

Held-to-maturity debt securities:
Noncurrent:
Corporate debt securities	¥347	¥1	¥2	¥346

	Thousands of U.S. Dollars
2012	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	$121	$0		$121
Corporate debt securities	18,202	12	$740	17,474
Mutual fund	31,319	1,893	49	33,163

Total	$49,642	$1,905	$789	$50,758

Noncurrent:
Equity securities	$264,567	$113,348	$170	$377,745

Held-to-maturity debt securities:
Current:
Corporate debt securities	$4,029	$12	$37	$4,004

There were no available-for-sale and held-to-maturity securities, which have been in a continuous unrealized loss position for more than 12 months as of March 31, 2012 and 2011. Gross unrealized holding losses and fair values of available-for-sale and held-to-maturity securities, all of which have been in a continuous unrealized loss position for less than 12 months as of March 31, 2012 and 2011, were as follows:

	Millions of Yen		Thousands of U.S. Dollars
2012	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Available-for-sale securities:
Current:
Corporate debt securities	¥1,139	¥61	$13,821	$740
Mutual fund	315	4	3,822	49

Total	¥1,454	¥65	$17,643	$789

Noncurrent:
Equity securities	¥120	¥14	$1,456	$170

Held-to-maturity debt securities:
Current:
Corporate debt securities	¥247	¥3	$2,997	$36

	Millions of Yen
2011	Fair Value	Gross Unrealized Loss

Available-for-sale securities:
Current:
Corporate debt securities	¥673	¥27
Mutual fund	9	2

Total	¥682	¥29

Noncurrent:
Equity securities	¥6,009	¥516

Held-to-maturity debt securities:
Noncurrent:
Corporate debt securities	¥259	¥2

The unrealized losses on available-for-sale and held-to-maturity securities were caused primarily by a general decline in stock prices in Japan as of the end of the fiscal year. As of March 31, 2012, the available-for-sale and held-to-maturity securities in a continuous unrealized loss position are composed of 6 corporate debt securities and 8 other securities. The severity of decline was less than 22.2%. The Companies periodically determine whether a decline in the fair value of available-for-sale and held-to-maturity securities is deemed to be other than temporary based on criteria that includes the duration of market decline, the extent to which cost exceeds market value, the financial position and business outlook of the issuer and the intent and ability of the Companies to retain the impaired available-for-sale and held-to-maturity securities for sufficient period of time for anticipated recovery in market value as described in Note 1. No available-for-sale and held-to-maturity securities were identified that meet the Companies’ criterion for recognition of an impairment loss on available-for-sale and held-to-maturity securities in unrealized loss position presented above. Therefore, the Companies do not believe the unrealized losses represent an other-than-temporary impairment as of March 31, 2012 and 2011.

Future maturities of debt securities and mutual funds classified as available for sale excluding mutual funds without fixed maturities as of March 31, 2012 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair Value	Cost	Fair Value

Due within one year	¥401	¥399	$4,866	$4,841
Due after one year through five years	1,825	1,841	22,145	22,340
Due after five years through ten years	700	676	8,494	8,203

Total	¥2,926	¥2,916	$35,505	$35,384

Future maturities of debt securities classified as held to maturity as of March 31, 2012 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair Value	Cost	Fair Value

Due within one year	¥332	¥330	$4,029	$4,004

Proceeds from available-for-sale securities and the gross realized gains or losses on the sales of available-for-sale securities as of March 31, 2012, 2011, and 2010, were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Proceeds from sales of available-for-sale securities	¥180	¥1,602	¥795	$2,184
The gross realized gains on the sales of available-for-sale securities	2	354	4	24
The gross realized losses on the sales of available-for-sale securities		37	3

During the years ended March 31, 2012 and 2010, the Companies exchanged certain equity securities for other marketable securities. The Companies recorded the newly received securities at fair value and recognized a gain of ¥40 million ($485 thousand) and ¥6 million in the years ended March 31, 2012 and 2010, respectively. There was no such exchange of marketable securities for the year ended March 31, 2011.

The amount of impairment charges the Companies recognized on available-for-sale securities in which declines in fair value are other than temporary are ¥823 million ($9,987 thousand), ¥1,366 million and ¥1,445 million in the years ended March 31, 2012, 2011 and 2010, respectively.

Trading Securities — A subsidiary in the United States of America has trading securities consisting of mutual funds, which are recorded as marketable securities at the fair value of ¥421 million ($5,109 thousand) and ¥278 million as of March 31, 2012 and 2011, respectively. The Companies recorded a gain of ¥15 million ($182 thousand) and ¥55 million, which are included in other-net of other income (expense) for the years ended March 31, 2012 and 2011, respectively, that relates to trading securities still held as of March 31, 2012 and 2011, respectively. There was no trading security held as of March 31, 2010, except for the ones described below.

The subsidiary in the United States of America adopted a nonqualified deferred compensation plan and trust agreement. Investments consist of several mutual funds, which are recorded as investments at the fair market value of ¥97 million ($1,177 thousand) and ¥99 million as of March 31, 2012 and 2011, respectively. The Companies recorded gains of ¥4 million ($49 thousand) and ¥13 million and ¥33 million which are included in other-net of other income for the years ended March 31, 2012, 2011 and 2010, respectively that relates to trading securities still held as of March 31, 2012, 2011 and 2010, respectively.

Cost-Method Securities — Investments in nonmarketable equity securities for which there are no readily determinable fair values were accounted for using the cost method and aggregated ¥3,080 million ($37,374 thousand) and ¥3,102 million as of March 31, 2012 and 2011, respectively. Investments in nonmarketable equity securities are reviewed annually or upon the occurrence of an event for other-than-temporary impairment. The Companies recognized impairment charges on investments in nonmarketable equity securities of ¥8 million ($97 thousand), ¥219 million and ¥15 million in the years ended March 31, 2012, 2011 and 2010, respectively.

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS
4.	VALUATION AND QUALIFYING ACCOUNTS

Information related to the Companies’ allowance for doubtful receivables was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥100	¥114	¥82	$1,213
Increase due to change in scope of consolidation (Note 7)			28
Charged to costs and expenses	9	13	36	109
Balances written-off/reversed	(39)	(27)	(32)	(473)

Balance at the end of the year	¥70	¥100	¥114	$849

Information related to the Companies’ allowance for returns was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥1,517	¥1,915	¥2,198	$18,408
Increase due to change in scope of consolidation (Note 7)			15
Charged to costs and expenses	1,390	1,517	1,915	16,867
Balances utilized	(1,517)	(1,915)	(2,213)	(18,408)

Balance at the end of the year	¥1,390	¥1,517	¥1,915	$16,867

INVENTORIES	12 Months Ended
Mar. 31, 2012
INVENTORIES
5.	INVENTORIES

The components of inventories as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Finished products	¥28,555	¥26,778	$346,499
Work in process	3,209	3,270	38,939
Raw materials	1,083	1,068	13,142

Total	¥32,847	¥31,116	$398,580

INVESTMENTS IN AFFILIATED COMPANIES	12 Months Ended
Mar. 31, 2012
INVESTMENTS IN AFFILIATED COMPANIES
6.	INVESTMENTS IN AFFILIATED COMPANIES

Investments are accounted for using the equity method of accounting if the investment provides the Companies the ability to exercise significant influence over an investee. Significant influence is generally deemed to exist if the Companies have an ownership interest in the voting stock of the investee between 20% and 50%, although other factors are considered in determining whether the equity method of accounting is appropriate. The Companies record investments in equity method investees meeting these characteristics as “Investments in affiliated companies.” Under the equity method, the Companies record their proportionate share of an affiliated companies’ income or loss based on the most recently available financial statements.

The Companies’ investments in affiliated companies and percentage of ownership as of March 31, 2012 and 2011 include, among others, the following companies:

	Percentage of Ownership (%)
Name of Investee	2012	2011

Thai Wacoal Public Company Limited	34	34
Shinyoung Wacoal Inc.	25	25
PT. Indonesia Wacoal	42	42
Taiwan Wacoal Co., Ltd.	50	50
House of Rose Co., Ltd.	20	20

Aggregate values of carrying amounts and fair values of investments in affiliated companies which have a quoted market price as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Carrying amount	¥8,552	¥8,766	$103,774
Aggregate value of quoted market price	8,497	7,735	103,106

The following tables represent the affiliated companies’ summarized information from the balance sheets as of March 31, 2012 and 2011, and statements of operations for the years ended March 31, 2012, 2011 and 2010.

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Current assets	¥32,041	¥31,148	$388,800
Noncurrent assets	26,372	28,646	320,010

Total	¥58,413	¥59,794	$708,810

Current liabilities	¥7,609	¥7,569	$92,331
Long-term liabilities	6,116	6,373	74,214
Equity	44,688	45,852	542,265

Total	¥58,413	¥59,794	$708,810

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Net sales	¥51,690	¥50,833	¥49,130	$627,230
Gross profit	27,765	27,196	25,948	336,913
Income before income taxes	4,753	3,947	3,730	57,675
Net income	3,302	3,039	2,777	40,068

Dividends received from the affiliated companies were ¥557 million ($6,759 thousand), ¥424 million and ¥415 million during the years ended March 31, 2012, 2011 and 2010, respectively.

Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥14,735 million ($178,801 thousand) and ¥14,910 million as of March 31, 2012 and 2011, respectively.

ACQUISITIONS	12 Months Ended
Mar. 31, 2012
ACQUISITIONS
7.	ACQUISITIONS

Eveden — On April 10, 2012, the Company acquired all the outstanding common shares of Eveden Group Limited (“Eveden”), which manufactures and sells innerwear and swimsuits for women in Europe and the United States of America in the amount of ¥19,961 million ($242,216 thousand). The amount includes pre-existing loans to Eveden in the amount of ¥6,178 million ($74,967 thousand). The acquisition aims to expand our overseas operations. This will enable the Companies to accelerate our globalization strategy and to expand the target customer segment by effectively utilizing sales channels, technology, management know how and brand strength of both companies.

Acquisition-related costs were ¥411 million ($4,987 thousand), which were included in selling, general and administrative expenses for the year ended March 31, 2012.

The Company is currently determining the acquisition date fair value of assets acquired and liabilities assumed. As a result, further information related to the accounting for this business combination, such as the fair values for assets acquired and liabilities assumed, including goodwill, has not been disclosed.

Lecien — On August 17, 2009, the Company acquired all the outstanding common shares of Lecien which primarily manufactures and sells innerwear, lace, handicrafts and tapestries, through share exchange. This aimed to expand its business field. This enables the Companies to maintain the growth of its innerwear business in the domestic market by making its presence known in the new market and developing new and different products, sales methods and channels, as well as pricing strategies.

This transaction was accounted for as an acquisition. Lecien’s results of operations were included in the consolidated statements of income for the year ended March 31, 2010 from August 1, 2009. Lecien’s results of operations and change in financial position between August 1, 2009 and August 17, 2009 were not significant.

The purchase cost of the acquisition was ¥2,489 million, which was the fair value of the shares distributed to the shareholders of Lecien. As consideration for the acquisition, the Company distributed 2,104,063 shares of treasury stock to the shareholders of Lecien. Those shares were valued at ¥1,183 per share which was the stock price on the acquisition date of August 17, 2009.

The purchase price of Lecien’s shares was allocated based upon the estimated fair value of the identifiable assets acquired and liabilities assumed. As a result of the allocation of basis of investment in Lecien, the Companies recognized goodwill of ¥71 million.

Lecien’s net sales and net loss included in the consolidated statement of income for the year ended March 31, 2010 were ¥8,751 million and ¥245 million, respectively.

Acquisition-related costs were ¥121 million, which were included in selling, general and administrative expense for the year ended March 31, 2010.

Unaudited Pro Forma Results

Unaudited pro forma financial information was presented below as if the acquisition of Lecien occurred at the beginning of the 2010 fiscal year.

Millions of Yen
2010
Pro forma sales	¥167,872
Pro forma operating income	3,291
Pro forma net income attributable to Wacoal Holdings Corp.	1,815

Yen
2010
Pro forma net income attributable to Wacoal Holdings Corp. per share:
Basic	¥12.84
Diluted	12.83

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill — There was no change in the carrying amount of goodwill and accumulated impairment losses for the year ended March 31, 2012.

The changes in the carrying amount of goodwill for the year ended March 31, 2011 were as follows.

Peach John Segment
Millions of Yen
2011
Balance at the beginning of the year:
Goodwill	¥11,203
Accumulated impairment losses

Total	11,203

Impairment losses	(836)

Balance at the end of the year:
Goodwill	11,203
Accumulated impairment losses	(836)

Total	¥10,367

During the year ended March 31, 2011, the Companies recorded an impairment charge on goodwill of ¥836 million in Peach John Segment. See Note 20 for further information.

During the year ended March 31, 2010, the Companies identified a decline in fair value of Lecien primarily because of events that occurred after the acquisition date and recognized an impairment loss of ¥71 million. See Note 7 for further information.

Other Intangible Assets — The components of acquired intangible assets excluding goodwill as of March 31, 2012 and 2011 were as follows:

	2012
	Millions of Yen		Thousands of U.S. Dollars
Year Ended March 31	Gross Carrying Amount	Accumulated Amortization and Impairment Loss	Gross Carrying Amount	Accumulated Amortization and Impairment Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,818	$40,784	$34,195
Software	8,228	4,866	99,842	59,046
Other	1,202	426	14,586	5,169

Total	¥12,791	¥8,110	$155,212	$98,410

Unamortized intangible assets:
Trademark	¥5,316	¥559	$64,506	$6,783
Other	103		1,250

Total	¥5,419	¥559	$65,756	$6,783

	2011
	Millions of Yen
Year Ended March 31	Gross Carrying Amount	Accumulated Amortization and Impairment Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,636
Software	7,543	3,677
Other	1,289	412

Total	¥12,193	¥6,725

Unamortized intangible assets:
Trademark	¥5,316	¥559
Other	100

Total	¥5,416	¥559

Other intangible assets acquired during the year ended March 31, 2012 totaled ¥846 million ($10,266 thousand) which primarily consist of software of ¥829 million ($10,059 thousand) with estimated useful life of 5 years.

During the year ended March 31, 2012, the Companies recorded no impairment charge on other intangible assets.

During the year ended March 31, 2011, the Companies recorded an impairment charge on other intangible assets of ¥377 million and ¥559 million, for the customer relationship and trademark, respectively, in Peach John Segment. See Note 20 for further information.

During the year ended March 31, 2010, the Companies recorded an impairment charge on other intangible assets of ¥1,023 million for customer relationship in Peach John Segment. See Note 20 for further information.

Aggregate amortization expenses for the years ended March 31, 2012, 2011 and 2010 related to other intangible assets were ¥1,747 million ($21,199 thousands), ¥1,858 million and ¥1,780 million, respectively. Future estimated amortization expenses as of March 31, 2012 were as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Year Ending March 31
Estimated amortization expense
2013	¥1,384	$16,794
2014	1,165	14,136
2015	758	9,198
2016	312	3,786
2017	236	2,864

Total	¥3,855	$46,778

SHORT-TERM BANK LOANS AND LONG TERM DEBT	12 Months Ended
Mar. 31, 2012
SHORT-TERM BANK LOANS AND LONG TERM DEBT
9.	SHORT-TERM BANK LOANS AND LONG TERM DEBT

Short-term bank loans as of March 31, 2012 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Collateralized bank loans		¥500
Unsecured bank loans	¥5,780	5,652	$70,137

Total	¥5,780	¥6,152	$70,137

The weighted-average annual interest rates on short-term bank loans as of March 31, 2012 and 2011 were 1.3% and 0.9%, respectively.

Unused lines of credit for short-term financing as of March 31, 2012 and 2011, aggregated ¥40,184 million ($487,611 thousand) and ¥24,651 million, respectively. The Companies compensate banks for these facilities in the form of commitment fees, which were not material during the years ended March 31, 2012 and 2011.

Long-term debt as of March 31, 2012 and 2011 are summarized below. The interest rates and maturities are for loans as of March 31, 2012.

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Collateralized bank loans, with floating interest at 1.0%~3.7%, maturing through 2016	¥307	¥76	$3,725
Collateralized bank loans, with fixed interest at 1.5%, maturing through 2021	98		1,189
Unsecured bank loans, with fixed interest at 1.5%~1.8%, maturing through 2021	297	200	3,604
Capital lease obligation	0	8	0

Total	702	284	8,518

Less current portion	(64)	(70)	(777)

Long-term debt, less current portion	¥638	¥214	$7,741

The annual maturities of long-term debt as of March 31, 2012 were as follows:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥64	$777
2014	250	3,034
2015	50	607
2016	50	607
2017	50	607
Thereafter	238	2,886

Total	¥702	$8,518

A subsidiary has pledged assets as security for loans. As of March 31, 2012 and 2011, assets pledged as collateral for bank loans were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Land	¥952	¥803	$11,552
Buildings	758	460	9,198

Total	¥1,710	¥1,263	$20,750

As is customary in Japan, both short-term and long-term loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank. The bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.

LEASES	12 Months Ended
Mar. 31, 2012
LEASES
10.	LEASES

The Companies lease most of their store premises, some of their distribution centers, and certain equipment. Most leases have automatic renewal provisions and allow the Companies to extend the lease term beyond the initial base period, subject to the terms agreed at lease inception. Future minimum rental commitments on operating leases having a remaining noncancelable lease term in excess of one year are presented below:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥321	$3,895
2014	297	3,604
2015	245	2,973
2016	218	2,645
2017	209	2,536
Thereafter	404	4,903

Total	¥1,694	$20,556

Rental expenses were ¥5,317 million ($64,519 thousand), ¥5,130 million and ¥5,265 million for the years ended March 31, 2012, 2011 and 2010, respectively, and have been included in selling, general and administrative expenses.

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2012
ASSET RETIREMENT OBLIGATIONS
11.	ASSET RETIREMENT OBLIGATIONS

The Companies recorded the fair value of asset retirement obligations in order to recognize legal obligations associated with the removal of leasehold improvements from leased facilities and return of the property to a specified condition when the lease terminates.

A reconciliation of the beginning and ending aggregate carrying amount of the asset retirement obligation was as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Balance at the beginning of the year	¥663	¥594	$8,045
Accretion expense	6	20	73
Liabilities incurred	78	231	946
Liabilities settled	(86)	(177)	(1,043)
Changes due to translation of foreign currencies		(5)

Balance at the end of the year	¥661	¥663	$8,021

TERMINATION AND RETIREMENT PLANS	12 Months Ended
Mar. 31, 2012
TERMINATION AND RETIREMENT PLANS
12.	TERMINATION AND RETIREMENT PLANS

Employee Retirement Plans — The Companies sponsor termination and retirement benefit plans that cover substantially all employees. Benefits are based on the employee’s years of service, position and performance. If the termination is involuntary or caused by death, the employee is usually entitled to greater payments than in the case of voluntary termination.

The Companies have a contributory defined retirement benefit plan and several unfunded termination plans administered by the Companies. Benefits under the contributory defined retirement benefit plan are usually paid in a lump sum at the earlier of termination or retirement, although periodic payments are available under certain conditions. Benefits under the other termination and retirement benefit plan are paid either as lump-sum payments or periodic payments under certain conditions. The benefits are usually paid as a lump-sum payment, if the employee resigns before the mandatory retirement age.

Contributory Defined Retirement Benefit Plan — The following provides a reconciliation of benefit obligations, plan assets and funded status of the plans:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Change in benefit obligations:
Benefit obligations at the beginning of the year	¥32,708	¥33,454	$396,894
Service cost	833	835	10,108
Interest cost	725	712	8,797
Participants’ contributions	71	71	862
Actuarial loss (gain)	1,793	(593)	21,757
Benefits paid from plan assets	(752)	(708)	(9,125)
Settlement paid from plan assets	(1,090)	(926)	(13,226)
Settlement paid by the Companies	(153)	(137)	(1,857)

Benefit obligations at the end of the year	34,135	32,708	414,210

Change in plan assets:
Fair value of plan assets at the beginning of the year	¥30,978	¥31,743	$375,901
Actual return on plan assets	550	(768)	6,674
Employer contributions	1,850	1,566	22,449
Participants’ contributions	71	71	862
Benefit payments	(752)	(708)	(9,125)
Settlement payments	(1,090)	(926)	(13,227)

Fair value of plan assets at the end of the year	31,607	30,978	383,534

Funded status at the end of the year	¥(2,528)	¥(1,730)	$(30,676)

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2011 consist of:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Prepaid pension expense		¥158
Accrued expenses	¥(93)	(90)	$(1,129)
Liability for termination and retirement benefits	(2,435)	(1,798)	(29,547)

	¥(2,528)	¥(1,730)	$(30,676)

Amounts recognized in accumulated other comprehensive loss, pre-tax, as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Actuarial loss	¥(7,665)	¥(6,874)	$(93,010)
Prior service benefit	2,805	3,497	34,037

	¥(4,860)	¥(3,377)	$(58,973)

The accumulated benefit obligation for all defined benefit plans as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Accumulated benefit obligation	¥33,723	¥32,255	$409,210

The projected benefit obligations and the fair value of the plan assets for the Companies’ pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of the plan assets for the Companies’ pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥34,135	¥2,488	$414,209
Fair value of plan assets	31,607	600	383,534

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	33,723	2,488	409,210
Fair value of plan assets	31,607	600	383,534

Net periodic benefit costs for the Companies’ plans consisted of the following for the years ended March 31, 2012, 2011 and 2010:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Service cost	¥833	¥835	¥915	$10,108
Interest cost	725	712	764	8,797
Expected return on plan assets	(756)	(758)	(705)	(9,174)
Amortization of actuarial loss	1,208	1,255	1,814	14,658
Amortization of prior service benefit	(692)	(691)	(691)	(8,397)

	¥1,318	¥1,353	¥2,097	$15,992

The unrecognized net actuarial loss and prior service benefit are being amortized over 12 years (the average remaining service life of active participants) using the declining-balance method and the straight-line method, respectively.

Other changes in plan assets and benefit obligations recognized in other comprehensive (loss) income for the years ended March 31, 2012, 2011 and 2010 were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Current year actuarial (loss) gain	¥(1,999)	¥(933)	¥1,575	$(24,257)
Amortization of actuarial loss	1,208	1,255	1,814	14,658
Amortization of prior service benefit	(692)	(691)	(691)	(8,397)

	¥(1,483)	¥(369)	¥2,698	$(17,996)

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year are summarized as follows:

	Millions of Yen	Thousands of U.S. Dollars

Actuarial loss	¥1,341	$16,272
Prior service benefit	(641)	(7,778)

The Companies use a measurement date of March 31 for their plans. The weighted-average assumptions used as of March 31 in computing the benefit obligations shown above were as follows:

	2012	2011

Discount rate	1.9%	2.4%
Rate of increase in future compensation	0.0%	0.0%

The weighted-average assumptions used as of March 31 in computing the net periodic benefit cost shown above were as follows:

	2012	2011	2010

Discount rate	2.4%	2.3%	2.5%
Rate of increase in future compensation	0.0%	0.0%	0.0%
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%

The Company’s wholly owned subsidiary, Wacoal Corp.’s approach to establishing the discount rate is based upon long-term Japanese government bond rates and corporate bond indices. The discount rate assumption is based upon the effective yields as of March 31, 2012 on the Japanese government bonds whose maturity dates would be the same as timing of the expected future benefit payments, adjusted for an incremental yield of approximately 25 basis points that is achieved by selecting corporate bonds whose credit characteristics satisfy the quality requirements but whose yields are slightly higher than the yields on Japanese government bonds. For other plans, similar indices and methods are used.

The expected long-term rate of return on plan assets is derived proportionally from return assumptions determined for each of the major asset classes. The return expectations for each of the asset classes are based largely on assumptions about economic growth and inflation, which are supported by long-term historical data. The estimated long-term rate of return is based on an asset allocation of equity securities of 33%, debt securities of 48%, life insurance company general accounts of 17% and short-term financing of 2%.

The Companies’ investment strategy is to maintain actual asset weightings within a preset range of target allocations. The Companies’ investments are broadly diversified, typically consisting primarily of equity and debt securities. The Companies believe these ranges represent an appropriate risk profile for the planned benefit payments of the plans based on the timing of the estimated benefit payment.

The asset allocation as of March 31, 2012 and 2011 was as follows:

	2012	2011

Equity securities	40.4%	37.1%
Debt securities	40.8%	40.9%
Life insurance company general accounts	16.1%	16.1%
Short-term financing	2.7%	5.9%

The target allocation percentages are reviewed and approved by the Pension Committee. The actual allocations for 2012 and 2011 are different from the target allocation percentages primarily because Wacoal Corp. maintained additional equity securities as the separate plan asset which was contributed to the plan based on an agreement between Wacoal Corp. and its employees and are not governed by the Pension Committee. As such, the actual allocation percentage of equity securities to the total plan assets is higher than the target allocation, and similarly, the actual allocation for the other types of assets are lower than the target allocation.

The following table presents the Companies’ plan assets using the fair value hierarchy as of March 31, 2012. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs, and Level 3 includes fair values estimated using significant unobservable inputs.

	Millions of Yen
2012	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥6,105			¥6,105
Foreign companies	866			866
Pooled funds (a)		¥4,357		4,357
Debt securities:
Japanese government bonds	1,927			1,927
Japanese municipal bonds		5		5
Japanese corporate bonds		70		70
Foreign government bonds	668			668
Pooled funds (b)		9,654		9,654
Life insurance company general accounts		5,093		5,093
Other types of investments:
Equity long/short hedge funds (c)		2,017		2,017
Short-term financing		845		845

Total	¥9,566	¥22,041		¥31,607

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥5,693			¥5,693
Foreign companies	865			865
Pooled funds (a)		¥3,405		3,405
Debt securities:
Japanese government bonds	1,921			1,921
Japanese municipal bonds		5		5
Japanese corporate bonds		118		118
Foreign government bonds	708			708
Pooled funds (b)		9,924		9,924
Life insurance company general accounts		4,974		4,974
Other types of investments:
Equity long/short hedge funds (c)		1,529		1,529
Short-term financing		1,836		1,836

Total	¥9,187	¥21,791		¥30,978

	Thousands of U.S. Dollars
2012	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	$74,081			$74,081
Foreign companies	10,508			10,508
Pooled funds (a)		$52,870		52,870
Debt securities:
Japanese government bonds	23,383			23,383
Japanese municipal bonds		61		61
Japanese corporate bonds		849		849
Foreign government bonds	8,106			8,106
Pooled funds (b)		117,146		117,146
Life insurance company general accounts		61,801		61,801
Other types of investments:
Equity long/short hedge funds (c)		24,475		24,475
Short-term financing		10,254		10,254

Total	$116,078	$267,456		$383,534

(a)	This class includes common stock of approximately 63% Japanese companies and 37% foreign companies as of March 31, 2012, and those percentages were 73% and 27%, respectively, as of March 31, 2011.

(b)	This class includes approximately 49% of Japanese government bonds, 3% of Japanese municipal bonds, 42% of foreign government bonds, and 6% of corporate bonds as of March 31, 2012, and those percentages were 46%, 2%, 38%, and 14%, respectively, as of March 31, 2011.

(c)	This class includes hedge funds that invest both long and short in approximately 36% of Japanese common stocks, 35% of foreign common stocks and 29% of debt securities as of March 31, 2012, and those percentages were 51%, 49% and 0%, respectively, as of March 31, 2011.

Equity securities and debt securities presented in Level 1 are primarily valued using a market approach on the quoted market prices of identical instruments. Municipal bonds and corporate bonds presented in Level 2 are primarily valued using quoted prices for identical instruments in markets that are not active. Pooled funds in equity securities or debt securities and equity long/short hedge funds which are categorized in Level 2 are valued by the sponsor of the fund primarily based on quoted prices in both active and inactive market for identical instruments which comprise funds. Life insurance company general accounts is the contracts with the insurance companies with guaranteed rate of return and capital, and those value are based on addition of original value and return.

The Companies’ funding policy for the funded plans is to contribute amounts computed in accordance with actuarial methods accepted by Japanese tax law. The Companies expect to contribute ¥1,813 million ($22,000 thousand) to their plans in the year ending March 31, 2013.

The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥2,043	$24,791
2014	2,115	25,664
2015	2,020	24,512
2016	2,003	24,305
2017	1,989	24,135
Thereafter	9,975	121,041

Multiemployer Plan — A subsidiary participated in a multiemployer plan, Kyoto Orimono Oroshisho Employee Pension Plan, and withdrew from the plan during the year ended March 31, 2012. As a condition of the withdrawal, the subsidiary contributed special premiums in the amount of ¥1,580 million ($19,172 thousand). The subsidiary recorded the estimated withdrawal liability of ¥774 million as of March 31, 2011 as it was probable that the subsidiary would withdraw from the fund. Accordingly, the subsidiary recorded an additional expense in the amount of ¥806 million ($9,780 thousand) for the year ended March 31, 2012, and it has been included in selling, general and administrative expenses.

Kyoto Orimono Oroshisho Employee Pension Plan’s plan assets and benefit obligations as of March 31, 2011 were ¥34,442 million and ¥42,894 million, respectively. The subsidiary’s contribution to the plan for the years ended March 31, 2011 and 2010 exceeded 5% of total contribution.

Program Name	Program Number	Funded Status	Premium Contributions to Program Millions of Yen
		March 31, 2011	April 1, 2011 ~ March 31, 2012	April 1, 2010 ~ March 31, 2011

Kyoto Orimono Oroshisho Employee Pension Plan	Kyoki No. 317	more than 80%	¥56	¥42

Defined Contribution Plan — A subsidiary has a defined contribution plan. The amounts of cost recognized for its contribution to the plan were ¥27 million ($328 thousand), ¥28 million and ¥20 million for the years ended March 31, 2012, 2011 and 2010, respectively.

Employee Early Retirement Program — The Companies provide additional benefits to employees that elect to participate in the Companies’ early retirement program. Retirement benefits of ¥260 million ($3,155 thousand), ¥348 million and ¥361 million were paid in addition to normal benefits and charged to selling, general and administrative expenses for the years ended March 31, 2012, 2011 and 2010, respectively.

Termination Plan for Directors and Corporate Auditors — The Company had and certain subsidiaries have termination plans for directors and corporate auditors. Payment of termination benefits to directors and corporate auditors is made in a lump sum upon termination and requires the approval of the shareholders before payment. In June 2005, the Company rescinded its termination plan for directors and corporate auditors upon the approval of its shareholders. The amount of benefit for each individual was fixed as of June 29, 2005 and will remain frozen until the retirement of each respective director and corporate auditor. The outstanding liabilities were ¥317 million ($3,847 thousand) as of March 31, 2012 and 2011 and were recorded in other long-term liabilities. Subsidiaries still maintain plans for their directors and corporate auditors. In accordance with the guidance for determination of vested benefit obligation for a defined benefit pension plan, the subsidiaries recorded a liability for termination benefits for directors and corporate auditors at the amount that would be needed if all directors and corporate auditors were to resign at each balance sheet date. The liabilities for termination benefits for directors and corporate auditors as of March 31, 2012 and 2011 were ¥382 million ($4,636 thousand) and ¥385 million, respectively, and were included in liability for termination and retirement benefits.

EQUITY	12 Months Ended
Mar. 31, 2012
EQUITY
13.	EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

(a)	Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting. For companies that meet certain criteria, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the companies have prescribed so in its articles of incorporation. The Company meets all the above criteria. The Board of Directors of companies with board committees (an appointment committee, compensation committee and audit committee) can also do so because such companies with board committees already, by nature, meet the criteria under the Companies Act, even though such companies have an audit committee instead of the Board of Corporate Auditors.

The Companies Act permits companies to distribute dividends in kind (noncash assets) to shareholders subject to a certain limitation and additional requirements.

Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the companies so stipulate. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

(b)	Increases/decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as a legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of aggregate amount of legal reserve and additional paid-in capital equals 25% of the common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

(c)	Treasury stock

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by specific formula.

SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2012
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

The Company adopted an annual stock option plan in the year ended March 31, 2009. Under the stock option plan, the Company granted shares of its common stock to directors of the Company excluding outside directors and directors of the Company’s wholly owned subsidiary, Wacoal Corp., in the years ended March 31, 2012, 2011 and 2010. The Company believes that such awards better align the interests of its directors with those of its shareholders, by sharing both risk and return from fluctuations in stock prices and giving motivation to enhance its corporate value. The compensation cost is measured at fair value on the grant date. Options vest over one year in proportion to the services rendered by the directors, and are exercisable from the day after the date of retirement up to (i) 20 years from the grant date or (ii) 5 years from the day after the date of retirement, whichever is earlier.

The fair value of the options is estimated by using the Black-Scholes option-pricing model with the following assumptions.

Expected dividend yield is based on the actual payout of dividends in the last fiscal year and the closing price of the Company’s common stock on the grant date. Expected volatility is based on the historical volatility of the Company’s share price over the most recent period commensurate with the expected term of the Company’s stock options. Risk-free interest rate is based on the Japanese government bonds yield curve in effect at the time of grant for a period commensurate with the expected term of the Company’s share options. Expected term of options granted is based on the average remaining service period of directors, assuming that those who are granted options will render service until the stated retirement date and they will exercise options immediately after their retirement.

	2012		2011		2010

Expected dividends	2.1%		1.7%		2.1%
Expected volatility	31.6%		31.5%		30.6%
Risk-free interest rate	0.3%		0.2%		0.5%
Expected term	3.8	years	3.6	years	4.0	years

A summary of stock option activities under the Plan for the year ended March 31, 2012, was as follows:

		Yen	U.S. Dollars	Years		Millions of Yen	Thousands of U.S. Dollars
	Shares	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value

Outstanding as of April 1, 2011	148,000	¥1	$0.01
Granted	69,000	1	0.01
Exercised	12,000	1	0.01
Forfeited or expired
Outstanding as of March 31, 2012	205,000	1	0.01	17.9	years	¥201	$2,439
Exercisable as of March 31, 2012	3,000	1	0.01	2.0		3	36

The total intrinsic value of options exercised was ¥12 million ($146 thousand) and ¥5 million for the years ended March 31, 2012 and 2010, respectively. There were no options exercised for the year ended March 31, 2011.

Total compensation costs recognized for the years ended March 31, 2012, 2011 and 2010 were ¥60 million ($728 thousand), ¥50 million and ¥55 million, respectively. The total recognized tax benefits related thereto for the years ended March 31, 2012, 2011 and 2010 were ¥21 million ($255 thousand), ¥20 million and ¥22 million, respectively.

The weighted-average grant date fair values of options granted for the years ended March 31, 2012, 2011 and 2010 were ¥878 ($11), ¥1,081 and ¥1,084, respectively.

As of March 31, 2012, there were ¥11 million ($133 thousand) of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over three months.

OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Mar. 31, 2012
OTHER COMPREHENSIVE (LOSS) INCOME
15.	OTHER COMPREHENSIVE (LOSS) INCOME

The changes in the components of accumulated other comprehensive loss, including amounts attributable to noncontrolling interests were as follows:

	Millions of Yen
	2012			2011			2010
	Pre-tax Amount	Tax (Expense) Credit	Net Amount	Pre-tax Amount	Tax (Expense) Credit	Net Amount	Pre-tax Amount	Tax Expense	Net Amount

Foreign currency translation adjustments	¥(836)	¥54	¥(782)	¥(2,890)	¥88	¥(2,802)	¥255	¥(75)	¥180
Unrealized gain (loss) on securities:
Amount arising during the year	1,608	(470)	1,138	(2,843)	1,170	(1,673)	4,319	(1,735)	2,584
Reclassification adjustments	783	(319)	464	1,014	(413)	601	1,293	(526)	767

Net unrealized gain (loss)	2,391	(789)	1,602	(1,829)	757	(1,072)	5,612	(2,261)	3,351

Pension liability adjustment:
Amount arising during the year	(1,999)	712	(1,287)	(933)	380	(553)	1,575	(641)	934
Reclassification adjustment	516	(203)	313	564	(230)	334	1,123	(457)	666

Net unrealized (loss) gain	(1,483)	509	(974)	(369)	150	(219)	2,698	(1,098)	1,600

Other comprehensive (loss) income	¥72	¥(226)	¥(154)	¥(5,088)	¥995	¥(4,093)	¥8,565	¥(3,434)	¥5,131

	Thousands of U.S. Dollars
	2012
	Pre-tax Amount	Tax (Expense) Credit	Net Amount

Foreign currency translation adjustments	$(10,144)	$655	$(9,489)
Unrealized gain on securities:
Amount arising during the year	19,512	(5,703)	13,809
Reclassification adjustments	9,501	(3,871)	5,630

Net unrealized gain	29,013	(9,574)	19,439

Pension liability adjustment:
Amount arising during the year	(24,257)	8,640	(15,617)
Reclassification adjustment	6,261	(2,463)	3,798

Net unrealized loss	(17,996)	6,177	(11,819)

Other comprehensive loss	$873	$(2,742)	$(1,869)

INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES
16.	INCOME TAXES

Domestic and foreign components of income before income taxes, equity in net income of affiliated companies, and net (income) loss attributable to noncontrolling interests were summarized as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Japan	¥18,045	¥9,212	¥9,147	$218,966
Foreign	(7,838)	(5,285)	(5,992)	(95,110)

Total	¥10,207	¥3,927	¥3,155	$123,856

Domestic and foreign components of income taxes expense consist of:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Current:
Japan	¥2,942	¥2,882	¥2,851	$35,700
Foreign	581	598	392	7,050

	¥3,523	¥3,480	¥3,243	$42,750

Deferred:
Japan	¥675	¥(1,398)	¥(1,726)	$8,191
Foreign	1	(72)	138	12

	¥676	¥(1,470)	¥(1,588)	$8,203

Total income taxes	¥4,199	¥2,010	¥1,655	$50,953

Income taxes in Japan applicable to the Companies, imposed by the national, prefectural and municipal governments, in the aggregate resulted in normal effective statutory tax rates of approximately 40.7% for the years ended March 31, 2012, 2011 and 2010. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

The Companies are subject to a number of different taxes based on income. The effective income tax rates differed from the normal statutory rates for the following reasons for the years ended March 31, 2012, 2011 and 2010:

	2012	2011	2010

Normal Japanese statutory rates	40.7%	40.7%	40.7%
Increase (decrease) in taxes resulting from:
Permanently nondeductible expenses	4.6	9.9	12.9
Change in valuation allowance	3.2	17.6	(8.5)
Undistributed earnings of associated companies	(0.1)	2.9	2.6
Differences in foreign subsidiaries’ tax rate	(1.5)	(4.4)	(5.8)
Changes in Japanese income tax rates	(6.0)
Tax exemption	(0.3)	(0.7)	(1.0)
Unrecognized tax benefits	0.2	2.9	6.4
Impairment losses on goodwill		(12.3)
Other — net	0.3	(5.4)	5.2

Effective tax rates	41.1%	51.2%	52.5%

Amendment to the Japanese tax regulations were enacted into law on November 30, 2011. As a result of these amendments, the statutory income tax rate will be reduced from 40.7% to 38% effective from the year beginning April 1, 2012, and to 35.6% effective from the year beginning April 1, 2015, thereafter. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities expected to be settled or realized in the period from April 1, 2012 to March 31, 2015 is 38% and for periods subsequent to March 31, 2015 the rate is 35.6%. The adjustment of deferred tax assets and liabilities for this change in the tax rate resulted in a decrease of income taxes by ¥616 million ($7,475 thousand) and have been reflected in income taxes in the consolidated statements of income for the year ended March 31, 2012.

The approximate effect of temporary differences and tax loss carryforwards that gave rise to deferred tax balances as of March 31, 2012 and 2011 were as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2012		2011		2012
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Sales returns	¥489		¥576		$5,934
Allowance for doubtful receivables	55		51		667
Accruals not currently deductible	210		333		2,548
Inventory valuation	990		1,844		12,013
Accrued bonuses	1,302		1,342		15,799
Impairment charges on marketable securities and investments	1,431		1,541		17,364
Advanced depreciation on property, plant and equipment		¥1,452		¥1,679		$17,619
Undistributed earnings of associated companies		1,819		1,846		22,073
Net unrealized gain on marketable securities and investments		3,292		2,904		39,947
Net realized gain on exchange of investments		1,696		1,920		20,580
Capitalized supplies	303		232		3,677
Enterprise taxes	165		190		2,002
Accrued vacation	731		763		8,870
Asset retirement obligation	236		268		2,864
Pension expense	1,356		1,484		16,454
Tangible fixed assets	1,303		1,629		15,811
Tax loss carryforwards	3,626		4,081		44,000
Intangible assets		1,905		2,233		23,116
Investment in subsidiaries		912	540	1,042		11,067
Other temporary differences	906	193	495	160	10,994	2,342

Total	13,103	11,269	15,369	11,784	158,997	136,744
Valuation allowance	(4,088)		(4,938)		(49,605)

Total	¥9,015	¥11,269	¥10,431	¥11,784	$109,392	$136,744

The valuation allowance decreased by ¥850 million ($10,314 thousand) for the year ended March 31, 2012. The valuation allowance increased by ¥1,506 million for the year ended March 31, 2011.

As a result of changing the Companies’ legal structure, the Companies reversed certain of valuation allowance for the year ended March 31, 2010. Accordingly, the Companies utilized ¥721 million of tax loss carryforwards and recognized the tax benefits of ¥293 million for the year ended March 31, 2010.

As of March 31, 2012, certain subsidiaries had tax loss carryforwards, which are available to offset future taxable income of such subsidiaries, expiring as follows:

Year ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥725	$8,797
2014	749	9,089
2015	179	2,172
2016	373	4,526
2017	398	4,830
2018	207	2,512
2019	2,348	28,492
2020	2,367	28,722
2021	1,961	23,795
Thereafter	966	11,722

Total	¥10,273	$124,657

There was no portion of undistributed earnings of foreign subsidiaries and foreign corporate joint ventures which were deemed to be permanently invested as of March 31, 2012 and 2011.

A reconciliation of beginning and ending amount of unrecognized tax benefits was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥188	¥321	¥106	$2,281
Additions based on tax positions related to the current year	79	58	232	959
Additions for tax positions of prior years			50
Reductions for tax positions of prior years		(191)	(41)
Settlements with tax authorities			(26)

Balance at the end of the year	¥267	¥188	¥321	$3,240

Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is ¥267 million ($3,240 thousand) and ¥188 million as of March 31, 2012 and 2011, respectively.

Based on each of the items of which the Companies are aware as of March 31, 2012, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

The Companies recognize interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Total amounts of interest and penalties recognized in the consolidated statements of income for the years ended March 31, 2012, 2011 and 2010 were not material.

The Companies file income tax returns in Japan and various foreign tax jurisdictions. In Japan, the Companies are no longer subject to regular income tax examinations by the tax authorities for years before 2009 with few exceptions. For other countries, the Companies are no longer subject to regular income tax examinations by the tax authorities for years before 2006 with few exceptions. In the year ended March 31, 2009, the transfer pricing examination of certain domestic subsidiaries’ 2002 to 2007 fiscal years and certain U.S. subsidiaries’ 2004 and 2003 fiscal years was completed.

RELATED-PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
RELATED-PARTY TRANSACTIONS
17.	RELATED-PARTY TRANSACTIONS

The Companies purchase merchandise from numerous suppliers throughout the world, including certain affiliated companies of the Companies. The Companies purchased merchandise from affiliated companies in the amount of ¥2,093 million ($25,397 thousand), ¥1,131 million and ¥1,209 million in the fiscal years ended March 31, 2012, 2011 and 2010, respectively. The accounts payable to affiliated companies were ¥26 million ($315 thousand) and ¥0 million as of March 31, 2012 and 2011, respectively.

The Companies also sell supplies, materials and products to certain affiliated companies. Aggregate sales to affiliated companies were ¥477 million ($5,788 thousand), ¥537 million and ¥354 million in fiscal years ended March 31, 2012, 2011 and 2010. The accounts receivable from affiliated companies were ¥81 million ($983 thousand) and ¥91 million as of March 31, 2012 and 2011, respectively.

The Companies earn royalties from the use of the Wacoal Brand by certain affiliated companies. The amount of royalty revenue earned was ¥216 million ($2,621 thousand), ¥201 million and ¥199 million in the fiscal years ended March 31, 2012, 2011 and 2010, respectively. Other accounts receivables from affiliated companies, which are included in other current assets in the consolidated balance sheets, were ¥171 million ($2,075 thousand) and ¥158 million as of March 31, 2012 and 2011, respectively.

EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT	12 Months Ended
Mar. 31, 2012
EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT
18.	EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT

Basic net income attributable to Wacoal Holdings Corp. per share has been computed by dividing net income attributable to Wacoal Holdings Corp. by the weighted-average number of common stock outstanding during each year. Diluted net income attributable to Wacoal Holdings Corp. per share assumes the dilution that could occur if share-based option to issue common stock were exercised.

The computation of earnings per American Depositary Receipt (ADR), each ADR representing 5 shares of common stock, is based on the weighted-average number of common stock outstanding. The weighted-average number of common stock outstanding used in the computations of basic net income attributable to Wacoal Holdings Corp. per share was 140,848,576 shares for 2012, 141,145,190 shares for 2011 and 141,353,141 shares for 2010. The weighted-average number of diluted common stock outstanding used in the computations of diluted net income attributable to Wacoal Holdings Corp. per share was 141,013,083 shares, 141,260,186 shares and 141,423,315 shares for 2012, 2011 and 2010, respectively.

FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2012
FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK
19.	FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK

Fair Value of Financial Instruments

The carrying amounts and fair values of financial instruments as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
2012	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,936	¥4,934	$59,896	$59,871
Investments (Notes 3 and 20)	31,227	31,227	378,922	378,922
Foreign exchange contracts (Note 20)	74	74	898	898

Total assets	¥36,237	¥36,235	$439,716	$439,691

Liabilities:
Foreign exchange contracts (Note 20)	¥(12)	¥(12)	$(146)	$(146)
Long-term debt including current portion	(702)	(702)	(8,518)	(8,518)

Total liabilities	¥(714)	¥(714)	$(8,664)	$(8,664)

	Millions of Yen
2011	Carrying Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,840	¥4,840
Investments (Notes 3 and 20)	29,583	29,582
Foreign exchange contracts (Note 20)	24	24

Total assets	¥34,447	¥34,446

Liabilities:
Foreign exchange contracts (Note 20)	¥(49)	¥(49)
Long-term debt including current portion	(276)	(276)

Total liabilities	¥(325)	¥(325)

There are investments in nonmarketable equity securities for which there are no readily determinable fair values. See Note 3 for further information. The carrying amounts of all other financial instruments approximate their estimated fair values.

Foreign Exchange Contracts — The Companies are exposed to foreign currency exchange risks on the transactions denominated in foreign currencies relating to its ongoing business operations. Such risks are primarily managed by using foreign currency exchange contracts. The Companies measure forward currency exchange contracts at the fair value since they are not designated as a hedge.

Marketable Securities and Investment — Held-to-debt securities are classified as marketable securities and investments as of March 31, 2012, and 2011, respectively. The fair value of these held-to-debt securities are classified as Level 1. For all other investments included in marketable securities and investments, see Notes 3 and 20.

Long-Term Debt — The fair values for long-term debt are estimated by discounted cash flow analysis, using rates currently available for similar types of borrowings with similar terms and remaining maturities. The estimated fair value is based on Level 2 input.

Limitations — Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Concentration of Credit Risk — The Companies’ business consists primarily of sales of women’s intimate apparel to a large number of diverse customers in the Japanese retail industry, which include well-established department stores, general merchandise stores and other general retailers and specialty stores. No single customer constitutes 10.0% or more of the total sales, although the general retail customers that are consolidated companies in the Aeon Group collectively accounted for approximately 9.8%, 10.0% and 10.4% of the total sales in fiscal years ended March 31, 2012, 2011 and 2010, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENTS
20.	FAIR VALUE MEASUREMENTS

The guidance for fair value measurements defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	—	Inputs are unobservable.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2011 were as follows:

	Millions of Yen
2012	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Municipal bonds		¥10		¥10
Corporate bonds		1,440		1,440
Mutual funds	¥421	2,733		3,154

Total marketable securities	421	4,183		4,604

Investments:
Listed shares	31,130			31,130
Mutual funds	97			97

Total investments	31,227			31,227

Derivative instruments:
Foreign exchange contracts		74		74

Total assets	¥31,648	¥4,257		¥35,905

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(12)		¥(12)

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	¥503			¥503
Municipal bonds		¥10		10
Corporate bonds		1,277		1,277
Mutual funds	278	2,772		3,050

Total marketable securities	781	4,059		4,840

Investments:
Listed shares	29,137			29,137
Mutual funds	99			99

Total investments	29,236			29,236

Derivative instruments:
Foreign exchange contracts		24		24

Total assets	¥30,017	¥4,083		¥34,100

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(49)		¥(49)

	Thousands of U.S. Dollars
2012	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Municipal bonds		$121		$121
Corporate bonds		17,474		17,474
Mutual funds	$5,109	33,163		38,272

Total marketable securities	5,109	50,758		55,867

Investments:
Listed shares	377,745			377,745
Mutual funds	1,177			1,177

Total investments	378,922			378,922

Derivative instruments:
Foreign exchange contracts		898		898

Total assets	$384,031	$51,656		$435,687

Liabilities:
Derivative instruments:
Foreign exchange contracts		$(146)		$(146)

Marketable securities and investments presented in Level 1 are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Bonds presented in Level 2 are valued by the financial institution using quoted market price for identical instruments in markets that are not active and mutual funds presented in Level 2 are valued by the financial institution based on quoted prices in both active and inactive market for identical instruments which comprise funds.

As presented in Note 3, the Companies recorded impairment charges on marketable securities and investments if a decline in fair value of marketable securities and investments is determined to be other than temporary.

Derivative instruments are composed of foreign currency exchange contracts. Financial instruments presented in Level 2 are valued using quotes obtained from third parties.

The changes in the fair value of the foreign currency exchange contracts are recorded in earnings, since the foreign currency exchange contracts are not designated as a hedge. The Companies recognized a gain of ¥89 million ($1,080 thousand), a loss of ¥8 million and a gain of ¥103 million in other — net of other income (expenses) in the years ended March 31, 2012, 2011 and 2010, respectively.

The Companies recorded the derivative instruments as other current assets and other current liabilities in the consolidated balance sheets at fair value of ¥74 million ($898 thousand) and ¥12 million ($146 thousand), respectively as of March 31, 2012. The derivative instruments are presented as other current assets and other current liabilities in the consolidated balance sheets at fair value of ¥24 million and ¥49 million as of March 31, 2011.

Assets Measured at Fair Value on a Nonrecurring Basis

There were no significant assets or liabilities that were measured at fair value on a nonrecurring basis as of March 31, 2012.

Assets measured at fair value on a nonrecurring basis as of March 31, 2011 were as follows:

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total	Total Losses

Buildings and building improvements					¥(107)
Investments:
Unlisted shares			¥17	¥17	(219)
Goodwill (Note 8)			10,367	10,367	(836)
Trademark (Note 8)			4,757	4,757	(559)
Customer relationship (Note 8)			725	725	(377)

					¥(2,098)

Buildings and building improvements held and used, with a carrying amount of ¥107 million were written down to their fair value of 0, because the Companies decided to abandon an office building. An impairment charge of ¥107 million was included in earrings for the year ended March 31, 2011, in Wacoal Business (Domestic) Segment.

Certain unlisted securities with a carrying amount of ¥236 million were written down to their fair value of ¥17 million in connection with the decline in fair value, which was mainly caused by a downturn of investees’ business operations. Impairment charges of ¥219 million were included in earrings for the year ended March 31, 2011. These unlisted securities presented in Level 3 are valued based on the net assets value of the investees adjusted using cash flows and other factors that would impact the fair value.

As of the end of March 31, 2011, goodwill with a carrying amount of ¥11,203 million is written down to its implied fair value of ¥10,367 million, resulting in an impairment charge of ¥836 million, which is included in earnings for the year ended March 31, 2011. To measure the fair values of the reporting units, the Companies used the expected present value of future cash flows and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows and appropriately risk-adjusted discount rates, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in an arm’s length transaction as of the measurement date.

Trademark with a carrying amount of ¥5,316 million as of March 31, 2011, was written down to its fair value of ¥4,757 million, resulting in recognition of an impairment charge of ¥559 million for the year ended March 31, 2011. The impairment arose due to the decline in its fair value, which was mainly caused by a downturn in consumption due to the general market conditions. To measure the fair value of the trademark, the Companies used the relief-from royalty method and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the rate of royalty, and appropriately risk adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in an arm’s length transaction as of the measurement date. Future cash flows were based on the management’s cash flow projections for the future five years, and after five these years, future cash flows were estimated using the perpetuity growth rate of 0%. The management’s cash flow projections were developed using estimates for expected future revenue growth rates, profit margins and working capital levels of the reporting units. The rate of royalty used for the valuation was based on the actual royalty ratio used in transactions. The risk-adjusted discount rate represents a weighted-average cost of capital (WACC) adjusted for inherent risk spread.

There was no impairment loss recognized related to the customer relationship for the year ended March 31, 2012.

Customer relationship with a carrying amount of ¥1,102 million and ¥2,401 million as of March 31, 2011 and 2010, respectively, were written down to its fair value of ¥725 million, resulting in recognition of impairment charges of ¥377 million for the year ended March 31, 2011 and ¥1,378 million, resulting in recognition of impairment charges of ¥1,023 million for the year ended March 31, 2010. The impairments recorded for these years arose due to the decline in its fair value, which was mainly caused by a downturn in consumption because of the general market condition. To measure the fair value of the customer relationship, the Companies used the excess earnings method and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the percentage of orders that the Companies expect to receive from the customers existed at the point of acquisition and appropriately risk-adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in a current transaction as of the measurement date. The future cash flows were projected in the same way as described in the trademark. The percentage of orders that the Companies expect to receive from the customers existed at the point of acquisition was estimated based on the historical trend of the percentage of sales to the preacquisition customers. Risk-adjusted discount rate representing a WACC was determined using the capital asset pricing model.

SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2012
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

Operating Segment Information

The Companies have three reportable segments: “Wacoal business (domestic),” “Wacoal business (overseas),” and “Peach John,” which are based on their locations and brands. These segments represent components of the Companies for which separate financial information is available and for which operating profit (loss) is reviewed regularly by the chief operating decision maker in deciding how to allocate the Companies’ resources and in assessing their performance. The accounting policies used for these reportable segments are the same as those described in the summary of significant accounting policies in Note 1.

“Wacoal business (domestic)” segment primarily produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, sportswear and hosiery. “Wacoal business (overseas)” segment produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, sportswear and hosiery. “Peach John” segment produces and sells innerwear (consisting of foundation, lingerie, nightwear and children’s innerwear), outerwear, and other textile-related products, which are sold under the “Peach John” brand.

Information about operating results and assets for each segment as of and for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen
2012	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥115,870	¥21,396	¥13,836	¥20,795		¥171,897
Intersegment	2,719	6,541	193	5,744	¥(15,197)

Total	118,589	27,937	14,029	26,539	(15,197)	171,897
Operating costs and expenses:
Operating costs and expenses	110,417	26,497	13,318	26,303	(15,197)	161,338
Amortization on other intangible assets (Note 8)			182			182

Total	110,417	26,497	13,500	26,303	(15,197)	161,520

Operating profit	8,172	1,440	529	236		10,377

Total assets	208,373	29,367	21,237	20,566	(58,445)	221,098

	Millions of Yen
2011	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥110,856	¥20,010	¥11,575	¥23,107		¥165,548
Intersegment	2,134	6,118	73	4,588	¥(12,913)

Total	112,990	26,128	11,648	27,695	(12,913)	165,548
Operating costs and expenses:
Operating costs and expenses	107,370	24,806	12,479	27,357	(12,913)	159,099
Amortization on other intangible assets (Note 8)			276			276
Impairment charges on goodwill (Note 20)			836			836
Impairment charges on other intangible assets (Note 20)			936			936

Total	107,370	24,806	14,527	27,357	(12,913)	161,147

Operating profit (loss)	5,620	1,322	(2,879)	338		4,401

Total assets	202,054	27,109	21,013	20,910	(55,810)	215,276

	Millions of Yen
2010	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥113,929	¥19,295	¥13,079	¥17,245		¥163,548
Intersegment	1,793	6,216	9	3,204	¥(11,222)

Total	115,722	25,511	13,088	20,449	(11,222)	163,548
Operating costs and expenses:
Operating costs and expenses	111,180	23,895	13,177	21,186	(11,222)	158,216
Amortization on other intangible assets (Note 8)			480			480
Impairment charges on other intangible assets (Note 20)			1,023			1,023

Total	111,180	23,895	14,680	21,186	(11,222)	159,719

Operating profit (loss)	4,542	1,616	(1,592)	(737)		3,829

Total assets	205,136	27,020	23,867	20,535	(53,669)	222,889

	Thousands of U.S. Dollars
2012	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	$1,406,018	$259,629	$167,892	$252,336		$2,085,875
Intersegment	32,994	79,371	2,342	69,700	$(184,407)

Total	1,439,012	339,000	170,234	322,036	(184,407)	2,085,875
Operating costs and expenses:
Operating costs and expenses	1,339,850	321,526	161,607	319,172	(184,407)	1,957,748
Amortization on other intangible assets (Note 8)			2,208			2,208

Total	1,339,850	321,526	163,815	319,172	(184,407)	1,959,956

Operating profit	99,162	17,474	6,419	2,864		125,919

Total assets	2,528,492	356,352	257,699	249,557	(709,197)	2,682,903

The Companies account for intersegment sales and transfers at cost plus a markup. Operating profit (loss) represents net sales less operating costs and expenses. Amortization and impairment charges on other intangible assets only represent amortization and impairment charges on customer relationships or trademark related to the acquisition of Peach John, and do not include any other intangibles such as software.

Products and Service Information

Net sales information by products and services for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Innerwear:
Foundation and lingerie	¥124,303	¥116,127	¥116,478	$1,508,349
Nightwear	9,390	8,713	9,437	113,942
Children’s underwear	1,530	1,476	1,608	18,566

Subtotal	135,223	126,316	127,523	1,640,857

Outerwear/Sportswear	¥16,371	¥17,397	¥17,125	$198,653
Hosiery	1,646	1,666	1,702	19,973
Other textile goods and related products	8,226	7,493	7,420	99,818
Others	10,431	12,676	9,778	126,574

Total	¥171,897	¥165,548	¥163,548	$2,085,875

Geographic Information

Information by major geographic area as of and for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Net sales:
Japan	¥149,587	¥144,999	¥143,902	$1,815,156
Asia	10,527	9,167	7,943	127,739
Americas and Europe	11,783	11,382	11,703	142,980

Consolidated	¥171,897	¥165,548	¥163,548	$2,085,875

Long-lived assets:
Japan	¥45,240	¥45,792	¥47,378	$548,963
Asia	2,334	2,349	2,512	28,322
Americas and Europe	1,504	1,593	1,914	18,250

Consolidated	¥49,078	¥49,734	¥51,804	$595,535

Net sales are attributed to countries or areas based on the location of sellers.

Countries or areas are classified according to geographical proximity. Long-lived assets represent property, plant and equipment.

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

On May 15, 2012, the Board of Directors resolved to pay a cash dividend of ¥140 ($2) per 5 shares of common stock to holders of record as of March 31, 2012 (aggregate amount of ¥3,944 million ($47,858 thousand)).

On April 10, 2012, the Company paid ¥19,961 million ($242,216 thousand) to acquire all the outstanding common shares of Eveden Group Limited, including a loan to Eveden Group Limited. In relation to this acquisition, the Company borrowed ¥12,000 million ($145,613 thousand) from a financial institution. For further information, see Note 7.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2012
Basis of Financial Statements

Basis of Financial Statements — Wacoal Holdings Corp. (the “Company”) and subsidiaries are predominantly engaged in one industry, the manufacture and sale of apparel, including foundation garments, lingerie, nightwear and outerwear in Japan, the United States of America, Europe and certain Asian countries.

The accompanying consolidated financial statements, stated in Japanese yen, have been prepared on the basis of accounting principles generally accepted in the United States of America.

Consolidation

Consolidation — The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries (collectively, the “Companies”). All intercompany transactions and balances are eliminated.

Some foreign subsidiaries of the Company have a fiscal year ending December 31. The accounts of those subsidiaries are included in the Company’s consolidated financial statements based on the subsidiaries’ fiscal year. There were no material intervening events that occurred with respect to these subsidiaries.

On August 17, 2009, the Company acquired the outstanding common shares of Lecien Corp. (“Lecien”) with a fiscal year ended March 31, 2010. Lecien’s results of operations were included in the Company’s consolidated statements of income for the year ended March 31, 2010 from August 1, 2009.

Investments in affiliated companies where the Companies’ ownership is 20% to 50% are accounted for using the equity method.

Significant influence is generally deemed to exist if the Companies have an ownership interest in the voting stock of the investee between 20% and 50%, although other factors are considered in determining whether the equity method of accounting is appropriate.

Use of Estimates

Use of Estimates — The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents — Cash and cash equivalents include all time deposits and certificates of deposit (all of which are interest bearing) with original maturities of three months or less.
Foreign Currency Translation

Foreign Currency Translation — Assets and liabilities of foreign subsidiaries have been translated to Japanese yen at period-end exchange rates and income and expenses have been translated using average exchange rates for the period. Translation adjustments resulting from the process of translating consolidated financial statements, net of tax, are included in accumulated other comprehensive loss, a separate component of equity. Exchange gains and losses resulting from foreign currency transactions and the conversion of monetary assets and liabilities denominated in foreign currencies are included in other income (expenses) in the consolidated statements of income.

Foreign currency translation losses for the year ended March 31, 2012 and 2011 were ¥94 million ($1,141 thousand) and ¥137 million, respectively. Foreign currency translation gains for the year ended March 31, 2010 were ¥59 million. They have been included in other — net of other income (expenses).

Marketable Securities and Investments

Marketable Securities and Investments — The Companies classify their marketable securities and investments into one of three categories: trading, held to maturity or available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term. Trading securities are recorded at fair value and unrealized holding gains and losses on trading securities are included in earnings. Held-to-maturity securities are measured at amortized cost. The Companies classify debt securities as held to maturity only if the Companies have the positive intent and ability to hold those securities to maturity. Available-for-sale securities are carried at fair value with a corresponding recognition of unrealized holding gains or losses (net of tax) in accumulated other comprehensive loss, a separate component of equity, until realized. Equity securities that do not have readily determinable fair values are recorded at cost. Gains and losses on sales of investments are computed based on cost determined using the average cost method.

If a decline in the fair value of marketable securities and investments is determined to be other than temporary, an impairment charge is recorded in the consolidated statements of income. The Companies periodically determine whether a decline in the fair value of marketable securities and investments is deemed to be other than temporary based on criteria that include the duration of the market decline, the extent to which cost exceeds market value, the financial position and business outlook of the issuer and the intent and ability of the Companies to retain the impaired marketable securities and investments for a sufficient period of time for anticipated recovery in market value.

Allowance for Sales Returns	Allowance for Sales Returns — Allowance for sales returns is estimated based on historical products returns experience, sales movements, and the overall retail industry situation.
Allowance for Doubtful Receivables

Allowance for Doubtful Receivables — Allowance for doubtful notes and receivables is estimated based on historical collection experience and additional information including current economic conditions and creditworthiness of each applicable customer.

Inventories

Inventories — Inventories are stated at the lower of cost or market, cost being determined on the first-in, first-out method for raw materials and the average cost method for work in process and finished products. Cost includes net prices paid for materials purchased, production labor cost, factory overhead and charges for customs duties.

Property, Plant and Equipment

Property, Plant and Equipment — Property, plant and equipment is stated at cost less accumulated depreciation and impairment losses. Depreciation of property, plant and equipment is computed by the declining-balance method, except for buildings acquired on or after April 1, 1998, which are depreciated using the straight-line method, based upon the estimated useful lives of the assets. The estimated useful lives are as follows:

Buildings and building improvements:	2 - 50 years (mainly 38 years)

Machinery and equipment:	2 - 20 years (mainly 5 years)

Depreciation expenses for the years ended March 31, 2012, 2011 and 2010 are ¥2,913 million ($35,348 thousand), ¥2,827 million and ¥2,985 million, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — The carrying values of long-lived assets, held and used by the Companies, are evaluated for impairment whenever there is an event or change in circumstances that indicates that such assets have been impaired or that the carrying amounts of such assets might not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. That assessment shall be based on the carrying amount of the asset at the date it is tested for recoverability, whether in use or under development. The impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value. The Companies recorded ¥37 million ($449 thousand), ¥107 million and ¥23 million in impairment charges on long-lived assets for the years ended March 31, 2012, 2011, and 2010, respectively, and have been included in selling, general and administrative expenses.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets — Goodwill represents the excess of the purchase price of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed.

Goodwill and other intangible assets with indefinite useful lives are tested for impairment annually, or more frequently if conditions indicate an earlier review is necessary. The goodwill is allocated to the reporting unit in which the business that created the goodwill resides. To test for goodwill impairment, the carrying value of each reporting unit is compared with its fair value. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by comparing the carrying amount of reporting unit goodwill with its implied fair value. If the carrying amount of reporting unit goodwill exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess.

To test for impairment of other intangible assets with indefinite useful lives, the carrying value of an intangible asset is compared with its fair value. If the carrying amount of an intangible asset with indefinite useful life exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Other intangible assets with estimable useful lives consist primarily of customer relationship and software and are amortized over their estimated useful lives using the straight-line method. The estimated useful lives are as follows:

Customer relationship:	7 years

Software:	5 years

Asset Retirement Obligations

Asset Retirement Obligations — The Companies have obligations arising from contractual commitments to remove leasehold improvements from leased facilities and return the property to a specified condition when the lease terminates. The Companies recognize asset retirement obligations at the inception of a lease. The asset retirement obligation is measured with an expected present value technique based on historical experience and recorded in other long-term liabilities in the consolidated balance sheets and is subsequently adjusted for changes in estimated disposal costs. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease, which is determined using best estimate because the Companies’ lease contracts generally have automatic renewal articles. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and depreciated over its useful life.

Termination and Retirement Plans

Termination and Retirement Plans — Termination and retirement benefits are accounted for in accordance with the guidance for retirement benefits. The Companies amortize net actuarial gains and losses and prior service cost over the average employees’ remaining service period by a declining-balance method and by a straight-line method, respectively. Provisions for termination and retirement benefits include those for directors and corporate auditors of the Companies.

The Companies do not recognize a gain or loss on settlement of the pension obligation when the cost of all settlements in a year is less than or equal to the sum of the service cost and interest cost components of net periodic pension cost for the plan for the year.

Leases

Leases — Certain noncancelable leases are classified as capital leases and the leased assets are included as part of property, plant and equipment. Other leases are classified as operating leases and are not capitalized. The payments on such leases are recorded as expense. The rental expense under operating leases is recognized on a straight-line basis.

Treasury Stock	Treasury Stock — The Companies account for treasury stock under the cost method and include treasury stock as a component of equity.
Acquisitions

Acquisitions — The Companies account for acquisitions using the acquisition method in accordance with the guidance for business combinations. The Companies allocate the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified and named. The purchase price in excess of the fair value of the net assets is recorded as goodwill.

Revenue Recognition

Revenue Recognition — The Companies recognize revenue on sales to retailers, mail order catalog sales and internet sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred resulting in transfer of title and risk of loss, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. As for consignment sales, the Companies recognize revenue when the products are sold to the ultimate customer. The Companies recognize revenue on direct retailing sales at the Companies’ directly managed retail stores at the point of sale to the customer.

Shipping and Handling Costs

Shipping and Handling Costs — Shipping and handling fees billed to customers are classified in net sales. Shipping and handling costs are expensed as incurred. Shipping and handling costs for the years ended March 31, 2012, 2011 and 2010 were ¥5,773 million ($70,052 thousand), ¥5,691 million and ¥5,320 million, respectively, and have been included in selling, general and administrative expenses.

Advertising Expenses

Advertising Expenses — Advertising costs are expensed as incurred. Advertising expenses for the years ended March 31, 2012, 2011 and 2010 were ¥12,665 million ($153,683 thousand), ¥11,946 million and ¥11,711 million, respectively, and have been included in selling, general and administrative expenses.

Research and Development Costs

Research and Development Costs — Research and development costs are expensed as incurred. Research and development costs for the years ended March 31, 2012, 2011 and 2010 were ¥801 million ($9,720 thousand), ¥815 million and ¥778 million, respectively, and have been included in selling, general and administrative expenses.

Income Taxes

Income Taxes — The provision for income taxes is determined under the asset and liability method in accordance with the guidance for income taxes. Under this method, deferred tax assets and liabilities are determined for temporary differences between the financial statement and tax bases of assets and liabilities and tax loss carryforwards at presently enacted tax rates. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized in the future.

The Companies assess their income tax positions and record tax benefits for all years subject to examination based upon their evaluation of the facts, circumstances and information available as of the end of fiscal year. For those tax positions only where there is greater than 50% likelihood that the tax position will be sustained, the Companies record the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.

Share-Based Compensation

Share-Based Compensation — Share-based compensation is accounted for in accordance with the guidance for stock compensation. The Company measures share-based compensation cost at the grant date, based on the fair value of the award and recognizes the cost over the requisite service period, which is the vesting period. The fair value of the award is estimated using the Black-Scholes option-pricing model.

Derivatives

Derivatives — Derivative instruments, including certain derivative instruments embedded in other contracts, are accounted for in accordance with the guidance for derivatives and hedging. Because such derivative instruments are not designated as a hedge, changes in the fair value are recorded in earnings.

Change of Subsidiaries' Fiscal Year Ends

Change of Subsidiaries’ Fiscal Year Ends — For the year ended March 31, 2012, certain subsidiaries changed their fiscal year ends from December 31 and February 28 to March 31 to more closely conform with the Parent’s year-end. Accordingly, the Companies have retrospectively adjusted the prior periods’ consolidated financial statements to reflect the change. As a result, retained earnings as of April 1, 2009 increased from ¥138,235 million as originally reported to ¥138,442 million. The effect of the retrospective application for the years ended March 31, 2011 and 2010 was as follows.

	Millions of Yen
	2011
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥215,345	¥215,276
Total liabilities	46,478	45,896
Total equity	168,867	169,380

Consolidated Statements of Income
Net income from continuing operations	2,737	2,907
Net income attributable to Wacoal Holdings Corp.	2,615	2,785

Consolidated Statements of Cash Flows
Operating activities	10,054	10,441
Investing activities	(1,546)	(703)
Financing activities	(4,899)	(4,965)
Cash and cash equivalents, end of the year	26,981	26,316

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥18.53	¥19.73
Diluted	18.51	19.72

	Millions of Yen
	2010
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥223,387	¥222,889
Total liabilities	49,834	49,106
Total equity	173,553	173,783

Consolidated Statements of Income
Net income from continuing operations	2,456	2,407
Net income attributable to Wacoal Holdings Corp.	2,524	2,475

Consolidated Statements of Cash Flows
Operating activities	9,449	9,463
Investing activities	(2,698)	(3,573)
Financing activities	(5,438)	(5,363)

Cash and cash equivalents, end of the year	24,317	22,328

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥17.86	¥17.51
Diluted	17.85	17.50

Reclassifications	Reclassifications — Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation.
Fair Value Measurements

Fair Value Measurements — In January 2010, the Financial Accounting Standards Board (FASB) issued additional disclosure requirements for fair value measurements. According to the guidance, the fair value hierarchy disclosures are to be further disaggregated by class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the consolidated balance sheets. The guidance also requires additional disclosure about significant transfers between Levels 1 and 2 of the fair value hierarchy, and separate disclosures about purchase, sales, issuance and settlements relating to Level 3 measurement. This guidance was effective for interim and annual reporting periods beginning after December 15, 2009 except for the requirement regarding the Level 3 activity which was effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Companies adopted the guidance regarding Level 3 activity from the first quarter beginning April 1, 2011. Since the guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.

In May 2011, the FASB issued the new guidance for fair value measurements. The guidance changes the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements in order to improve consistency between U.S. GAAP and International Financial Reporting Standards. Also, some amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which leads to an expansion of the disclosure requirements. This guidance is effective during interim and annual periods beginning after December 15, 2011. The Companies adopted this guidance from the interim period ended after December 15, 2011. Since this guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.

Presentation of Comprehensive Income

Presentation of Comprehensive Income — In June 2011, the FASB issued revised guidance for the presentation of comprehensive income. This guidance requires displaying adjustments for items that are reclassified from other comprehensive income to net income in the statement in which the components of net income and the components of other comprehensive income are presented. This guidance does not change the items that must be reported in other comprehensive income, nor does it affect the calculation or reporting of earnings per share. In December 2011, the FASB amended its recently issued accounting guidance by deferring the effective date pertaining to the presentation of reclassifications of items out of accumulated comprehensive income. All other requirements in the guidance issued in June 2011 are not affected by this deferral. The guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not expected to have an effect on the Companies’ consolidated financial position, result of operations, or cash flows, but will only impact how certain information related to Other Comprehensive Income is presented in the consolidated financial statements.

Testing Goodwill for Impairment

Testing Goodwill for Impairment — In September 2011, the FASB issued new guidance that amends goodwill impairment testing. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit. The guidance does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. This guidance is effective for annual and interim goodwill impairment test performed for fiscal years beginning after December 15, 2011, during interim and annual periods beginning after December 15, 2011. Since this guidance does not change how goodwill is calculated, it is not expected to have an impact on the Company’s consolidated financial position, result of operations, or cash flows.

Multiemployer Plans

Multiemployer Plans — In September 2011, the FASB issued additional disclosure requirements for multiemployer plans. The objective of the guidance is to enhance the transparency of disclosures about (1) the significant multiemployer plans in which an employer participates, (2) the level of the employer’s participation in those plans, (3) the financial health of the plans, and (4) the nature of the employer’s commitments to the plans. The disclosure requirements do not apply to an employer’s participation in multiple-employer plans. The guidance is effective for fiscal years ended after December 15, 2011. The Companies adopted this guidance from the fiscal year ended after December 15, 2011. Since this guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives	The estimated useful lives are as follows:

Buildings and building improvements:	2 - 50 years (mainly 38 years)

Machinery and equipment:	2 - 20 years (mainly 5 years)

Estimated Useful Lives	The estimated useful lives are as follows:

Customer relationship:	7 years

Software:	5 years

Effect of Retrospective Application

The effect of the retrospective application for the years ended March 31, 2011 and 2010 was as follows.

	Millions of Yen
	2011
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥215,345	¥215,276
Total liabilities	46,478	45,896
Total equity	168,867	169,380

Consolidated Statements of Income
Net income from continuing operations	2,737	2,907
Net income attributable to Wacoal Holdings Corp.	2,615	2,785

Consolidated Statements of Cash Flows
Operating activities	10,054	10,441
Investing activities	(1,546)	(703)
Financing activities	(4,899)	(4,965)
Cash and cash equivalents, end of the year	26,981	26,316

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥18.53	¥19.73
Diluted	18.51	19.72

	Millions of Yen
	2010
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥223,387	¥222,889
Total liabilities	49,834	49,106
Total equity	173,553	173,783

Consolidated Statements of Income
Net income from continuing operations	2,456	2,407
Net income attributable to Wacoal Holdings Corp.	2,524	2,475

Consolidated Statements of Cash Flows
Operating activities	9,449	9,463
Investing activities	(2,698)	(3,573)
Financing activities	(5,438)	(5,363)

Cash and cash equivalents, end of the year	24,317	22,328

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥17.86	¥17.51
Diluted	17.85	17.50

MARKETABLE SECURITIES AND INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Cost, Gross Unrealized Gain and Loss and Fair Value of Held-to-Maturity and Available-for-Sale Securities by Major Security Type

The cost, gross unrealized gain and loss and the fair value of held-to-maturity and available-for-sale securities by major security type were as follows:

	Millions of Yen
2012	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	¥10	¥0		¥10
Corporate debt securities	1,500	1	¥61	1,440
Mutual fund	2,581	156	4	2,733

Total	¥4,091	¥157	¥65	¥4,183

Noncurrent:
Equity securities	¥21,803	¥9,341	¥14	¥31,130

Held-to-maturity debt securities:
Current:
Corporate debt securities	¥332	¥1	¥3	¥330

	Millions of Yen
2011	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	¥510	¥3		¥513
Corporate debt securities	1,300	4	¥27	1,277
Mutual fund	2,657	117	2	2,772

Total	¥4,467	¥124	¥29	¥4,562

Noncurrent:
Equity securities	¥22,165	¥7,488	¥516	¥29,137

Held-to-maturity debt securities:
Noncurrent:
Corporate debt securities	¥347	¥1	¥2	¥346

	Thousands of U.S. Dollars
2012	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	$121	$0		$121
Corporate debt securities	18,202	12	$740	17,474
Mutual fund	31,319	1,893	49	33,163

Total	$49,642	$1,905	$789	$50,758

Noncurrent:
Equity securities	$264,567	$113,348	$170	$377,745

Held-to-maturity debt securities:
Current:
Corporate debt securities	$4,029	$12	$37	$4,004

Gross Unrealized Holding Losses and Fair values of Available-for-Sale and Held-to-Maturity Securities

Gross unrealized holding losses and fair values of available-for-sale and held-to-maturity securities, all of which have been in a continuous unrealized loss position for less than 12 months as of March 31, 2012 and 2011, were as follows:

	Millions of Yen		Thousands of U.S. Dollars
2012	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Available-for-sale securities:
Current:
Corporate debt securities	¥1,139	¥61	$13,821	$740
Mutual fund	315	4	3,822	49

Total	¥1,454	¥65	$17,643	$789

Noncurrent:
Equity securities	¥120	¥14	$1,456	$170

Held-to-maturity debt securities:
Current:
Corporate debt securities	¥247	¥3	$2,997	$36

	Millions of Yen
2011	Fair Value	Gross Unrealized Loss

Available-for-sale securities:
Current:
Corporate debt securities	¥673	¥27
Mutual fund	9	2

Total	¥682	¥29

Noncurrent:
Equity securities	¥6,009	¥516

Held-to-maturity debt securities:
Noncurrent:
Corporate debt securities	¥259	¥2

Future Maturities of Debt Securities and Mutual Funds Classified as Available-for-Sale

Future maturities of debt securities and mutual funds classified as available for sale excluding mutual funds without fixed maturities as of March 31, 2012 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair Value	Cost	Fair Value

Due within one year	¥401	¥399	$4,866	$4,841
Due after one year through five years	1,825	1,841	22,145	22,340
Due after five years through ten years	700	676	8,494	8,203

Total	¥2,926	¥2,916	$35,505	$35,384

Future Maturities of Debt Securities Classified as Held to Maturity

Future maturities of debt securities classified as held to maturity as of March 31, 2012 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair Value	Cost	Fair Value

Due within one year	¥332	¥330	$4,029	$4,004

Proceed and Gross Realized Gains or Losses on Sales of Available-for-Sale Securities

Proceeds from available-for-sale securities and the gross realized gains or losses on the sales of available-for-sale securities as of March 31, 2012, 2011, and 2010, were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Proceeds from sales of available-for-sale securities	¥180	¥1,602	¥795	$2,184
The gross realized gains on the sales of available-for-sale securities	2	354	4	24
The gross realized losses on the sales of available-for-sale securities		37	3

VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Mar. 31, 2012
Information Related to Allowance for Doubtful Receivables

Information related to the Companies’ allowance for doubtful receivables was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥100	¥114	¥82	$1,213
Increase due to change in scope of consolidation (Note 7)			28
Charged to costs and expenses	9	13	36	109
Balances written-off/reversed	(39)	(27)	(32)	(473)

Balance at the end of the year	¥70	¥100	¥114	$849

Information Related to Allowance for Returns

Information related to the Companies’ allowance for returns was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥1,517	¥1,915	¥2,198	$18,408
Increase due to change in scope of consolidation (Note 7)			15
Charged to costs and expenses	1,390	1,517	1,915	16,867
Balances utilized	(1,517)	(1,915)	(2,213)	(18,408)

Balance at the end of the year	¥1,390	¥1,517	¥1,915	$16,867

INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2012
Components of Inventories

The components of inventories as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Finished products	¥28,555	¥26,778	$346,499
Work in process	3,209	3,270	38,939
Raw materials	1,083	1,068	13,142

Total	¥32,847	¥31,116	$398,580

INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Mar. 31, 2012
Percentage of Ownership of Investments in Affiliated Companies

The Companies’ investments in affiliated companies and percentage of ownership as of March 31, 2012 and 2011 include, among others, the following companies:

	Percentage of Ownership (%)
Name of Investee	2012	2011

Thai Wacoal Public Company Limited	34	34
Shinyoung Wacoal Inc.	25	25
PT. Indonesia Wacoal	42	42
Taiwan Wacoal Co., Ltd.	50	50
House of Rose Co., Ltd.	20	20

Aggregate Values of Carrying Amounts and Fair Values of Investments in Affiliated Companies

Aggregate values of carrying amounts and fair values of investments in affiliated companies which have a quoted market price as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Carrying amount	¥8,552	¥8,766	$103,774
Aggregate value of quoted market price	8,497	7,735	103,106

Summarized Information of Affiliated Companies from Balance Sheets and Statements of Operations

The following tables represent the affiliated companies’ summarized information from the balance sheets as of March 31, 2012 and 2011, and statements of operations for the years ended March 31, 2012, 2011 and 2010.

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Current assets	¥32,041	¥31,148	$388,800
Noncurrent assets	26,372	28,646	320,010

Total	¥58,413	¥59,794	$708,810

Current liabilities	¥7,609	¥7,569	$92,331
Long-term liabilities	6,116	6,373	74,214
Equity	44,688	45,852	542,265

Total	¥58,413	¥59,794	$708,810

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Net sales	¥51,690	¥50,833	¥49,130	$627,230
Gross profit	27,765	27,196	25,948	336,913
Income before income taxes	4,753	3,947	3,730	57,675
Net income	3,302	3,039	2,777	40,068

ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2012
Unaudited Pro Forma Financial Information as if Acquisition of Lecien Occurred at Beginning of 2010 Fiscal Year

Unaudited pro forma financial information was presented below as if the acquisition of Lecien occurred at the beginning of the 2010 fiscal year.

Millions of Yen
2010
Pro forma sales	¥167,872
Pro forma operating income	3,291
Pro forma net income attributable to Wacoal Holdings Corp.	1,815

Yen
2010
Pro forma net income attributable to Wacoal Holdings Corp. per share:
Basic	¥12.84
Diluted	12.83

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the year ended March 31, 2011 were as follows.

Peach John Segment
Millions of Yen
2011
Balance at the beginning of the year:
Goodwill	¥11,203
Accumulated impairment losses

Total	11,203

Impairment losses	(836)

Balance at the end of the year:
Goodwill	11,203
Accumulated impairment losses	(836)

Total	¥10,367

Components of Acquired Intangible Assets Excluding Goodwill

The components of acquired intangible assets excluding goodwill as of March 31, 2012 and 2011 were as follows:

	2012
	Millions of Yen		Thousands of U.S. Dollars
Year Ended March 31	Gross Carrying Amount	Accumulated Amortization and Impairment Loss	Gross Carrying Amount	Accumulated Amortization and Impairment Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,818	$40,784	$34,195
Software	8,228	4,866	99,842	59,046
Other	1,202	426	14,586	5,169

Total	¥12,791	¥8,110	$155,212	$98,410

Unamortized intangible assets:
Trademark	¥5,316	¥559	$64,506	$6,783
Other	103		1,250

Total	¥5,419	¥559	$65,756	$6,783

	2011
	Millions of Yen
Year Ended March 31	Gross Carrying Amount	Accumulated Amortization and Impairment Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,636
Software	7,543	3,677
Other	1,289	412

Total	¥12,193	¥6,725

Unamortized intangible assets:
Trademark	¥5,316	¥559
Other	100

Total	¥5,416	¥559

Future Estimated Amortization Expenses

Future estimated amortization expenses as of March 31, 2012 were as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Year Ending March 31
Estimated amortization expense
2013	¥1,384	$16,794
2014	1,165	14,136
2015	758	9,198
2016	312	3,786
2017	236	2,864

Total	¥3,855	$46,778

SHORT-TERM BANK LOANS AND LONG TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Bank Loans

Short-term bank loans as of March 31, 2012 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Collateralized bank loans		¥500
Unsecured bank loans	¥5,780	5,652	$70,137

Total	¥5,780	¥6,152	$70,137

Long-Term Debt, Interest Rates and Maturities

Long-term debt as of March 31, 2012 and 2011 are summarized below. The interest rates and maturities are for loans as of March 31, 2012.

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Collateralized bank loans, with floating interest at 1.0%~3.7%, maturing through 2016	¥307	¥76	$3,725
Collateralized bank loans, with fixed interest at 1.5%, maturing through 2021	98		1,189
Unsecured bank loans, with fixed interest at 1.5%~1.8%, maturing through 2021	297	200	3,604
Capital lease obligation	0	8	0

Total	702	284	8,518

Less current portion	(64)	(70)	(777)

Long-term debt, less current portion	¥638	¥214	$7,741

Annual Maturities of Long-Term Debt

The annual maturities of long-term debt as of March 31, 2012 were as follows:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥64	$777
2014	250	3,034
2015	50	607
2016	50	607
2017	50	607
Thereafter	238	2,886

Total	¥702	$8,518

Assets Pledged as Collateral for Bank Loans

As of March 31, 2012 and 2011, assets pledged as collateral for bank loans were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Land	¥952	¥803	$11,552
Buildings	758	460	9,198

Total	¥1,710	¥1,263	$20,750

LEASES (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Rental Commitments on Operating Leases

Future minimum rental commitments on operating leases having a remaining noncancelable lease term in excess of one year are presented below:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥321	$3,895
2014	297	3,604
2015	245	2,973
2016	218	2,645
2017	209	2,536
Thereafter	404	4,903

Total	¥1,694	$20,556

ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Beginning and Ending Aggregate Carrying Amount of Asset Retirement Obligation

A reconciliation of the beginning and ending aggregate carrying amount of the asset retirement obligation was as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Balance at the beginning of the year	¥663	¥594	$8,045
Accretion expense	6	20	73
Liabilities incurred	78	231	946
Liabilities settled	(86)	(177)	(1,043)
Changes due to translation of foreign currencies		(5)

Balance at the end of the year	¥661	¥663	$8,021

TERMINATION AND RETIREMENT PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Benefit Obligations, Plan Assets and Funded Status of Plans

The following provides a reconciliation of benefit obligations, plan assets and funded status of the plans:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Change in benefit obligations:
Benefit obligations at the beginning of the year	¥32,708	¥33,454	$396,894
Service cost	833	835	10,108
Interest cost	725	712	8,797
Participants’ contributions	71	71	862
Actuarial loss (gain)	1,793	(593)	21,757
Benefits paid from plan assets	(752)	(708)	(9,125)
Settlement paid from plan assets	(1,090)	(926)	(13,226)
Settlement paid by the Companies	(153)	(137)	(1,857)

Benefit obligations at the end of the year	34,135	32,708	414,210

Change in plan assets:
Fair value of plan assets at the beginning of the year	¥30,978	¥31,743	$375,901
Actual return on plan assets	550	(768)	6,674
Employer contributions	1,850	1,566	22,449
Participants’ contributions	71	71	862
Benefit payments	(752)	(708)	(9,125)
Settlement payments	(1,090)	(926)	(13,227)

Fair value of plan assets at the end of the year	31,607	30,978	383,534

Funded status at the end of the year	¥(2,528)	¥(1,730)	$(30,676)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2011 consist of:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Prepaid pension expense		¥158
Accrued expenses	¥(93)	(90)	$(1,129)
Liability for termination and retirement benefits	(2,435)	(1,798)	(29,547)

	¥(2,528)	¥(1,730)	$(30,676)

Amounts Recognized in Accumulated Other Comprehensive Loss, Pre-Tax

Amounts recognized in accumulated other comprehensive loss, pre-tax, as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Actuarial loss	¥(7,665)	¥(6,874)	$(93,010)
Prior service benefit	2,805	3,497	34,037

	¥(4,860)	¥(3,377)	$(58,973)

Accumulated Benefit Obligation for all Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Accumulated benefit obligation	¥33,723	¥32,255	$409,210

Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of the plan assets for the Companies’ pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of the plan assets for the Companies’ pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥34,135	¥2,488	$414,209
Fair value of plan assets	31,607	600	383,534

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	33,723	2,488	409,210
Fair value of plan assets	31,607	600	383,534

Net Periodic Benefit Costs

Net periodic benefit costs for the Companies’ plans consisted of the following for the years ended March 31, 2012, 2011 and 2010:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Service cost	¥833	¥835	¥915	$10,108
Interest cost	725	712	764	8,797
Expected return on plan assets	(756)	(758)	(705)	(9,174)
Amortization of actuarial loss	1,208	1,255	1,814	14,658
Amortization of prior service benefit	(692)	(691)	(691)	(8,397)

	¥1,318	¥1,353	¥2,097	$15,992

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income

Other changes in plan assets and benefit obligations recognized in other comprehensive (loss) income for the years ended March 31, 2012, 2011 and 2010 were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Current year actuarial (loss) gain	¥(1,999)	¥(933)	¥1,575	$(24,257)
Amortization of actuarial loss	1,208	1,255	1,814	14,658
Amortization of prior service benefit	(692)	(691)	(691)	(8,397)

	¥(1,483)	¥(369)	¥2,698	$(17,996)

Estimated Amounts that will be Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year are summarized as follows:

	Millions of Yen	Thousands of U.S. Dollars

Actuarial loss	¥1,341	$16,272
Prior service benefit	(641)	(7,778)

Weighted-Average Assumptions used in Computing Benefit Obligations

The Companies use a measurement date of March 31 for their plans. The weighted-average assumptions used as of March 31 in computing the benefit obligations shown above were as follows:

	2012	2011

Discount rate	1.9%	2.4%
Rate of increase in future compensation	0.0%	0.0%

Weighted-Average Assumptions used in Computing Net Periodic Benefit Cost

The weighted-average assumptions used as of March 31 in computing the net periodic benefit cost shown above were as follows:

	2012	2011	2010

Discount rate	2.4%	2.3%	2.5%
Rate of increase in future compensation	0.0%	0.0%	0.0%
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%

Asset Allocation

The asset allocation as of March 31, 2012 and 2011 was as follows:

	2012	2011

Equity securities	40.4%	37.1%
Debt securities	40.8%	40.9%
Life insurance company general accounts	16.1%	16.1%
Short-term financing	2.7%	5.9%

Fair Value of Plan Assets

The following table presents the Companies’ plan assets using the fair value hierarchy as of March 31, 2012.

	Millions of Yen
2012	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥6,105			¥6,105
Foreign companies	866			866
Pooled funds (a)		¥4,357		4,357
Debt securities:
Japanese government bonds	1,927			1,927
Japanese municipal bonds		5		5
Japanese corporate bonds		70		70
Foreign government bonds	668			668
Pooled funds (b)		9,654		9,654
Life insurance company general accounts		5,093		5,093
Other types of investments:
Equity long/short hedge funds (c)		2,017		2,017
Short-term financing		845		845

Total	¥9,566	¥22,041		¥31,607

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥5,693			¥5,693
Foreign companies	865			865
Pooled funds (a)		¥3,405		3,405
Debt securities:
Japanese government bonds	1,921			1,921
Japanese municipal bonds		5		5
Japanese corporate bonds		118		118
Foreign government bonds	708			708
Pooled funds (b)		9,924		9,924
Life insurance company general accounts		4,974		4,974
Other types of investments:
Equity long/short hedge funds (c)		1,529		1,529
Short-term financing		1,836		1,836

Total	¥9,187	¥21,791		¥30,978

	Thousands of U.S. Dollars
2012	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	$74,081			$74,081
Foreign companies	10,508			10,508
Pooled funds (a)		$52,870		52,870
Debt securities:
Japanese government bonds	23,383			23,383
Japanese municipal bonds		61		61
Japanese corporate bonds		849		849
Foreign government bonds	8,106			8,106
Pooled funds (b)		117,146		117,146
Life insurance company general accounts		61,801		61,801
Other types of investments:
Equity long/short hedge funds (c)		24,475		24,475
Short-term financing		10,254		10,254

Total	$116,078	$267,456		$383,534

(a)	This class includes common stock of approximately 63% Japanese companies and 37% foreign companies as of March 31, 2012, and those percentages were 73% and 27%, respectively, as of March 31, 2011.

(b)	This class includes approximately 49% of Japanese government bonds, 3% of Japanese municipal bonds, 42% of foreign government bonds, and 6% of corporate bonds as of March 31, 2012, and those percentages were 46%, 2%, 38%, and 14%, respectively, as of March 31, 2011.

(c)	This class includes hedge funds that invest both long and short in approximately 36% of Japanese common stocks, 35% of foreign common stocks and 29% of debt securities as of March 31, 2012, and those percentages were 51%, 49% and 0%, respectively, as of March 31, 2011.

Benefit Payments for Expected Future Services

The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥2,043	$24,791
2014	2,115	25,664
2015	2,020	24,512
2016	2,003	24,305
2017	1,989	24,135
Thereafter	9,975	121,041

Multiemployer Plan

Program Name	Program Number	Funded Status	Premium Contributions to Program Millions of Yen
		March 31, 2011	April 1, 2011 ~ March 31, 2012	April 1, 2010 ~ March 31, 2011

Kyoto Orimono Oroshisho Employee Pension Plan	Kyoki No. 317	more than 80%	¥56	¥42

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Value of Options by using Black-Scholes Option-Pricing Model

The fair value of the options is estimated by using the Black-Scholes option-pricing model with the following assumptions.

	2012		2011		2010

Expected dividends	2.1%		1.7%		2.1%
Expected volatility	31.6%		31.5%		30.6%
Risk-free interest rate	0.3%		0.2%		0.5%
Expected term	3.8	years	3.6	years	4.0	years

Stock Option Activities under Plan

A summary of stock option activities under the Plan for the year ended March 31, 2012, was as follows:

		Yen	U.S. Dollars	Years		Millions of Yen	Thousands of U.S. Dollars
	Shares	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value

Outstanding as of April 1, 2011	148,000	¥1	$0.01
Granted	69,000	1	0.01
Exercised	12,000	1	0.01
Forfeited or expired
Outstanding as of March 31, 2012	205,000	1	0.01	17.9	years	¥201	$2,439
Exercisable as of March 31, 2012	3,000	1	0.01	2.0		3	36

OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Components of Accumulated Other Comprehensive Loss, Including Amounts Attributable to Noncontrolling Interests

The changes in the components of accumulated other comprehensive loss, including amounts attributable to noncontrolling interests were as follows:

	Millions of Yen
	2012			2011			2010
	Pre-tax Amount	Tax (Expense) Credit	Net Amount	Pre-tax Amount	Tax (Expense) Credit	Net Amount	Pre-tax Amount	Tax Expense	Net Amount

Foreign currency translation adjustments	¥(836)	¥54	¥(782)	¥(2,890)	¥88	¥(2,802)	¥255	¥(75)	¥180
Unrealized gain (loss) on securities:
Amount arising during the year	1,608	(470)	1,138	(2,843)	1,170	(1,673)	4,319	(1,735)	2,584
Reclassification adjustments	783	(319)	464	1,014	(413)	601	1,293	(526)	767

Net unrealized gain (loss)	2,391	(789)	1,602	(1,829)	757	(1,072)	5,612	(2,261)	3,351

Pension liability adjustment:
Amount arising during the year	(1,999)	712	(1,287)	(933)	380	(553)	1,575	(641)	934
Reclassification adjustment	516	(203)	313	564	(230)	334	1,123	(457)	666

Net unrealized (loss) gain	(1,483)	509	(974)	(369)	150	(219)	2,698	(1,098)	1,600

Other comprehensive (loss) income	¥72	¥(226)	¥(154)	¥(5,088)	¥995	¥(4,093)	¥8,565	¥(3,434)	¥5,131

	Thousands of U.S. Dollars
	2012
	Pre-tax Amount	Tax (Expense) Credit	Net Amount

Foreign currency translation adjustments	$(10,144)	$655	$(9,489)
Unrealized gain on securities:
Amount arising during the year	19,512	(5,703)	13,809
Reclassification adjustments	9,501	(3,871)	5,630

Net unrealized gain	29,013	(9,574)	19,439

Pension liability adjustment:
Amount arising during the year	(24,257)	8,640	(15,617)
Reclassification adjustment	6,261	(2,463)	3,798

Net unrealized loss	(17,996)	6,177	(11,819)

Other comprehensive loss	$873	$(2,742)	$(1,869)

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Domestic and Foreign Components of Income Before Income Taxes, Equity in Net Income of Affiliated Companies and Net (Income) Loss Attributable to Noncontrolling Interests

Domestic and foreign components of income before income taxes, equity in net income of affiliated companies, and net (income) loss attributable to noncontrolling interests were summarized as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Japan	¥18,045	¥9,212	¥9,147	$218,966
Foreign	(7,838)	(5,285)	(5,992)	(95,110)

Total	¥10,207	¥3,927	¥3,155	$123,856

Domestic and Foreign Components of Income Taxes Expense

Domestic and foreign components of income taxes expense consist of:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Current:
Japan	¥2,942	¥2,882	¥2,851	$35,700
Foreign	581	598	392	7,050

	¥3,523	¥3,480	¥3,243	$42,750

Deferred:
Japan	¥675	¥(1,398)	¥(1,726)	$8,191
Foreign	1	(72)	138	12

	¥676	¥(1,470)	¥(1,588)	$8,203

Total income taxes	¥4,199	¥2,010	¥1,655	$50,953

Reconciliation of Normal Statutory Tax Rate to Effective Income Tax Rates

The effective income tax rates differed from the normal statutory rates for the following reasons for the years ended March 31, 2012, 2011 and 2010:

	2012	2011	2010

Normal Japanese statutory rates	40.7%	40.7%	40.7%
Increase (decrease) in taxes resulting from:
Permanently nondeductible expenses	4.6	9.9	12.9
Change in valuation allowance	3.2	17.6	(8.5)
Undistributed earnings of associated companies	(0.1)	2.9	2.6
Differences in foreign subsidiaries’ tax rate	(1.5)	(4.4)	(5.8)
Changes in Japanese income tax rates	(6.0)
Tax exemption	(0.3)	(0.7)	(1.0)
Unrecognized tax benefits	0.2	2.9	6.4
Impairment losses on goodwill		(12.3)
Other — net	0.3	(5.4)	5.2

Effective tax rates	41.1%	51.2%	52.5%

Approximate Effect of Temporary Differences and Tax Loss Carryforwards

The approximate effect of temporary differences and tax loss carryforwards that gave rise to deferred tax balances as of March 31, 2012 and 2011 were as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2012		2011		2012
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Sales returns	¥489		¥576		$5,934
Allowance for doubtful receivables	55		51		667
Accruals not currently deductible	210		333		2,548
Inventory valuation	990		1,844		12,013
Accrued bonuses	1,302		1,342		15,799
Impairment charges on marketable securities and investments	1,431		1,541		17,364
Advanced depreciation on property, plant and equipment		¥1,452		¥1,679		$17,619
Undistributed earnings of associated companies		1,819		1,846		22,073
Net unrealized gain on marketable securities and investments		3,292		2,904		39,947
Net realized gain on exchange of investments		1,696		1,920		20,580
Capitalized supplies	303		232		3,677
Enterprise taxes	165		190		2,002
Accrued vacation	731		763		8,870
Asset retirement obligation	236		268		2,864
Pension expense	1,356		1,484		16,454
Tangible fixed assets	1,303		1,629		15,811
Tax loss carryforwards	3,626		4,081		44,000
Intangible assets		1,905		2,233		23,116
Investment in subsidiaries		912	540	1,042		11,067
Other temporary differences	906	193	495	160	10,994	2,342

Total	13,103	11,269	15,369	11,784	158,997	136,744
Valuation allowance	(4,088)		(4,938)		(49,605)

Total	¥9,015	¥11,269	¥10,431	¥11,784	$109,392	$136,744

Tax Loss Carryforwards Available to Offset Future Taxable Income

As of March 31, 2012, certain subsidiaries had tax loss carryforwards, which are available to offset future taxable income of such subsidiaries, expiring as follows:

Year ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥725	$8,797
2014	749	9,089
2015	179	2,172
2016	373	4,526
2017	398	4,830
2018	207	2,512
2019	2,348	28,492
2020	2,367	28,722
2021	1,961	23,795
Thereafter	966	11,722

Total	¥10,273	$124,657

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of beginning and ending amount of unrecognized tax benefits was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥188	¥321	¥106	$2,281
Additions based on tax positions related to the current year	79	58	232	959
Additions for tax positions of prior years			50
Reductions for tax positions of prior years		(191)	(41)
Settlements with tax authorities			(26)

Balance at the end of the year	¥267	¥188	¥321	$3,240

FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Mar. 31, 2012
Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
2012	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,936	¥4,934	$59,896	$59,871
Investments (Notes 3 and 20)	31,227	31,227	378,922	378,922
Foreign exchange contracts (Note 20)	74	74	898	898

Total assets	¥36,237	¥36,235	$439,716	$439,691

Liabilities:
Foreign exchange contracts (Note 20)	¥(12)	¥(12)	$(146)	$(146)
Long-term debt including current portion	(702)	(702)	(8,518)	(8,518)

Total liabilities	¥(714)	¥(714)	$(8,664)	$(8,664)

	Millions of Yen
2011	Carrying Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,840	¥4,840
Investments (Notes 3 and 20)	29,583	29,582
Foreign exchange contracts (Note 20)	24	24

Total assets	¥34,447	¥34,446

Liabilities:
Foreign exchange contracts (Note 20)	¥(49)	¥(49)
Long-term debt including current portion	(276)	(276)

Total liabilities	¥(325)	¥(325)

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Asset and Liabilities Measurement at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2011 were as follows:

	Millions of Yen
2012	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Municipal bonds		¥10		¥10
Corporate bonds		1,440		1,440
Mutual funds	¥421	2,733		3,154

Total marketable securities	421	4,183		4,604

Investments:
Listed shares	31,130			31,130
Mutual funds	97			97

Total investments	31,227			31,227

Derivative instruments:
Foreign exchange contracts		74		74

Total assets	¥31,648	¥4,257		¥35,905

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(12)		¥(12)

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Government bonds	¥503			¥503
Municipal bonds		¥10		10
Corporate bonds		1,277		1,277
Mutual funds	278	2,772		3,050

Total marketable securities	781	4,059		4,840

Investments:
Listed shares	29,137			29,137
Mutual funds	99			99

Total investments	29,236			29,236

Derivative instruments:
Foreign exchange contracts		24		24

Total assets	¥30,017	¥4,083		¥34,100

Liabilities:
Derivative instruments:
Foreign exchange contracts		¥(49)		¥(49)

	Thousands of U.S. Dollars
2012	Level 1	Level 2	Level 3	Total

Assets:
Marketable securities:
Municipal bonds		$121		$121
Corporate bonds		17,474		17,474
Mutual funds	$5,109	33,163		38,272

Total marketable securities	5,109	50,758		55,867

Investments:
Listed shares	377,745			377,745
Mutual funds	1,177			1,177

Total investments	378,922			378,922

Derivative instruments:
Foreign exchange contracts		898		898

Total assets	$384,031	$51,656		$435,687

Liabilities:
Derivative instruments:
Foreign exchange contracts		$(146)		$(146)

Asset Measured at Fair Value on Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis as of March 31, 2011 were as follows:

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total	Total Losses

Buildings and building improvements					¥(107)
Investments:
Unlisted shares			¥17	¥17	(219)
Goodwill (Note 8)			10,367	10,367	(836)
Trademark (Note 8)			4,757	4,757	(559)
Customer relationship (Note 8)			725	725	(377)

					¥(2,098)

SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Information about Operating Results and Assets for Each Segment

Information about operating results and assets for each segment as of and for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen
2012	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥115,870	¥21,396	¥13,836	¥20,795		¥171,897
Intersegment	2,719	6,541	193	5,744	¥(15,197)

Total	118,589	27,937	14,029	26,539	(15,197)	171,897
Operating costs and expenses:
Operating costs and expenses	110,417	26,497	13,318	26,303	(15,197)	161,338
Amortization on other intangible assets (Note 8)			182			182

Total	110,417	26,497	13,500	26,303	(15,197)	161,520

Operating profit	8,172	1,440	529	236		10,377

Total assets	208,373	29,367	21,237	20,566	(58,445)	221,098

	Millions of Yen
2011	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥110,856	¥20,010	¥11,575	¥23,107		¥165,548
Intersegment	2,134	6,118	73	4,588	¥(12,913)

Total	112,990	26,128	11,648	27,695	(12,913)	165,548
Operating costs and expenses:
Operating costs and expenses	107,370	24,806	12,479	27,357	(12,913)	159,099
Amortization on other intangible assets (Note 8)			276			276
Impairment charges on goodwill (Note 20)			836			836
Impairment charges on other intangible assets (Note 20)			936			936

Total	107,370	24,806	14,527	27,357	(12,913)	161,147

Operating profit (loss)	5,620	1,322	(2,879)	338		4,401

Total assets	202,054	27,109	21,013	20,910	(55,810)	215,276

	Millions of Yen
2010	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	¥113,929	¥19,295	¥13,079	¥17,245		¥163,548
Intersegment	1,793	6,216	9	3,204	¥(11,222)

Total	115,722	25,511	13,088	20,449	(11,222)	163,548
Operating costs and expenses:
Operating costs and expenses	111,180	23,895	13,177	21,186	(11,222)	158,216
Amortization on other intangible assets (Note 8)			480			480
Impairment charges on other intangible assets (Note 20)			1,023			1,023

Total	111,180	23,895	14,680	21,186	(11,222)	159,719

Operating profit (loss)	4,542	1,616	(1,592)	(737)		3,829

Total assets	205,136	27,020	23,867	20,535	(53,669)	222,889

	Thousands of U.S. Dollars
2012	Wacoal Business (Domestic)	Wacoal Business (Overseas)	Peach John	Other	Elimination	Consolidated

Net sales:
External customers	$1,406,018	$259,629	$167,892	$252,336		$2,085,875
Intersegment	32,994	79,371	2,342	69,700	$(184,407)

Total	1,439,012	339,000	170,234	322,036	(184,407)	2,085,875
Operating costs and expenses:
Operating costs and expenses	1,339,850	321,526	161,607	319,172	(184,407)	1,957,748
Amortization on other intangible assets (Note 8)			2,208			2,208

Total	1,339,850	321,526	163,815	319,172	(184,407)	1,959,956

Operating profit	99,162	17,474	6,419	2,864		125,919

Total assets	2,528,492	356,352	257,699	249,557	(709,197)	2,682,903

Net Sales Information by Products and Services

Net sales information by products and services for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Innerwear:
Foundation and lingerie	¥124,303	¥116,127	¥116,478	$1,508,349
Nightwear	9,390	8,713	9,437	113,942
Children’s underwear	1,530	1,476	1,608	18,566

Subtotal	135,223	126,316	127,523	1,640,857

Outerwear/Sportswear	¥16,371	¥17,397	¥17,125	$198,653
Hosiery	1,646	1,666	1,702	19,973
Other textile goods and related products	8,226	7,493	7,420	99,818
Others	10,431	12,676	9,778	126,574

Total	¥171,897	¥165,548	¥163,548	$2,085,875

Information by Geographic Area

Information by major geographic area as of and for the years ended March 31, 2012, 2011 and 2010 was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Net sales:
Japan	¥149,587	¥144,999	¥143,902	$1,815,156
Asia	10,527	9,167	7,943	127,739
Americas and Europe	11,783	11,382	11,703	142,980

Consolidated	¥171,897	¥165,548	¥163,548	$2,085,875

Long-lived assets:
Japan	¥45,240	¥45,792	¥47,378	$548,963
Asia	2,334	2,349	2,512	28,322
Americas and Europe	1,504	1,593	1,914	18,250

Consolidated	¥49,078	¥49,734	¥51,804	$595,535

Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Apr. 01, 2009 JPY (¥)	Apr. 01, 2009 As Originally Reported JPY (¥)
Significant Accounting Policies [Line Items]
Foreign currency translation gain (loss)	$ (1,141)	¥ (94,000)	¥ (137,000)	¥ 59,000
Depreciation expense	35,348	2,913,000	2,827,000	2,985,000
Impairment charges on long-lived assets	449	37,000	107,000	23,000
Shipping and handling costs	70,052	5,773,000	5,691,000	5,320,000
Advertising expenses	153,683	12,665,000	11,946,000	11,711,000
Research and development cost	9,720	801,000	815,000	778,000
Tax positions description	For those tax positions only where there is greater than 50% likelihood that the tax position will be sustained, the Companies record the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.	For those tax positions only where there is greater than 50% likelihood that the tax position will be sustained, the Companies record the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.
Retained earnings	$ 1,715,447	¥ 141,370,000	¥ 137,274,000		¥ 138,442,000	¥ 138,235,000

Property, Plant and Equipment, Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2012 Year
Building and building improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum	2
Estimated useful lives, maximum	50
Estimated useful lives, Mainly used	38
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum	2
Estimated useful lives, maximum	20
Estimated useful lives, Mainly used	5

Other Intangible Assets, Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2012 Year
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, estimated useful life	7
Software
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, estimated useful life	5

Effect of Retrospective Application Due to Certain Subsidiaries Changed their Fiscal Year Ends (Detail)	12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Apr. 01, 2009 JPY (¥)	Mar. 31, 2011 As Originally Reported JPY (¥)	Mar. 31, 2010 As Originally Reported JPY (¥)
Consolidated Balance Sheets
Total assets	$ 2,682,903,000	¥ 221,098,000,000	¥ 215,276,000,000	¥ 222,889,000,000			¥ 215,345,000,000	¥ 223,387,000,000
Total liabilities			45,896,000,000	49,106,000,000			46,478,000,000	49,834,000,000
Total equity	2,104,453,000	173,428,000,000	169,380,000,000	173,783,000,000	2,055,333,000	168,861,000,000	168,867,000,000	173,553,000,000
Consolidated Statements of Income
Net income from continuing operations			2,907,000,000	2,407,000,000			2,737,000,000	2,456,000,000
Net income attributable to Wacoal Holdings Corp.	83,885,000	6,913,000,000	2,785,000,000	2,475,000,000			2,615,000,000	2,524,000,000
Consolidated Statements of Cash Flows
Operating activities	122,072,000	10,060,000,000	10,441,000,000	9,463,000,000			10,054,000,000	9,449,000,000
Investing activities	(42,070,000)	(3,467,000,000)	(703,000,000)	(3,573,000,000)			(1,546,000,000)	(2,698,000,000)
Financing activities	(34,268,000)	(2,824,000,000)	(4,965,000,000)	(5,363,000,000)			(4,899,000,000)	(5,438,000,000)
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 363,851,000	¥ 29,985,000,000	¥ 26,316,000,000	¥ 22,328,000,000	$ 319,330,000	¥ 21,954,000,000	¥ 26,981,000,000	¥ 24,317,000,000
Net income attributable to Wacoal Holdings Corp.
Basic	$ 0.6	¥ 49.08	¥ 19.73	¥ 17.51			¥ 18.53	¥ 17.86
Diluted	$ 0.59	¥ 49.02	¥ 19.72	¥ 17.5			¥ 18.51	¥ 17.85

Translation into U.S. Dollar Statements - Additional Information (Detail)	Mar. 31, 2012
Translation rate used, Japanese yen for each 1 U.S. dollar	82.41

Cost, Gross Unrealized Gain and Loss and Fair Value of Held-to-Maturity and Available-for-Sale Security by Major Security Type (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Available-for-sale securities Current USD ($)	Mar. 31, 2012 Available-for-sale securities Current JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current National debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Current National debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current National debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current Corporate debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Current Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current Corporate debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current Mutual funds USD ($)	Mar. 31, 2012 Available-for-sale securities Current Mutual funds JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current Mutual funds JPY (¥)	Mar. 31, 2012 Available-for-sale securities Noncurrent Equity securities USD ($)	Mar. 31, 2012 Available-for-sale securities Noncurrent Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Noncurrent Equity securities JPY (¥)	Mar. 31, 2012 Held-to-maturity debt securities Current Corporate debt securities USD ($)	Mar. 31, 2012 Held-to-maturity debt securities Current Corporate debt securities JPY (¥)	Mar. 31, 2011 Held-to-maturity debt securities Noncurrent Corporate debt securities JPY (¥)
Available for Sale and Held to Maturity [Line Items]
Cost	$ 49,642	¥ 4,091,000	¥ 4,467,000	$ 121	¥ 10,000	¥ 510,000	$ 18,202	¥ 1,500,000	¥ 1,300,000	$ 31,319	¥ 2,581,000	¥ 2,657,000	$ 264,567	¥ 21,803,000	¥ 22,165,000	$ 4,029	¥ 332,000	¥ 347,000
Gross Unrealized Gain	1,905	157,000	124,000	0	0	3,000	12	1,000	4,000	1,893	156,000	117,000	113,348	9,341,000	7,488,000	12	1,000	1,000
Gross Unrealized Loss	789	65,000	29,000				740	61,000	27,000	49	4,000	2,000	170	14,000	516,000	37	3,000	2,000
Fair Value	$ 50,758	¥ 4,183,000	¥ 4,562,000	$ 121	¥ 10,000	¥ 513,000	$ 17,474	¥ 1,440,000	¥ 1,277,000	$ 33,163	¥ 2,733,000	¥ 2,772,000	$ 377,745	¥ 31,130,000	¥ 29,137,000	$ 4,004	¥ 330,000	¥ 346,000

Gross Unrealized Holding Losses and Fair values of Available-for-Sale and Held-to-Maturities Securities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Available-for-sale securities Current USD ($)	Mar. 31, 2012 Available-for-sale securities Current JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current Corporate debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Current Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current Corporate debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current Mutual funds USD ($)	Mar. 31, 2012 Available-for-sale securities Current Mutual funds JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current Mutual funds JPY (¥)	Mar. 31, 2012 Available-for-sale securities Noncurrent Equity securities USD ($)	Mar. 31, 2012 Available-for-sale securities Noncurrent Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Noncurrent Equity securities JPY (¥)	Mar. 31, 2012 Held-to-maturity debt securities Current Corporate debt securities USD ($)	Mar. 31, 2012 Held-to-maturity debt securities Current Corporate debt securities JPY (¥)	Mar. 31, 2011 Held-to-maturity debt securities Noncurrent Corporate debt securities JPY (¥)
Available for Sale and Held to Maturity [Line Items]
Fair Value	$ 17,643	¥ 1,454,000	¥ 682,000	$ 13,821	¥ 1,139,000	¥ 673,000	$ 3,822	¥ 315,000	¥ 9,000	$ 1,456	¥ 120,000	¥ 6,009,000	$ 2,997	¥ 247,000	¥ 259,000
Gross Unrealized Loss	$ 789	¥ 65,000	¥ 29,000	$ 740	¥ 61,000	¥ 27,000	$ 49	¥ 4,000	¥ 2,000	$ 170	¥ 14,000	¥ 516,000	$ 36	¥ 3,000	¥ 2,000

Marketable Securities and Investments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Maximum	Mar. 31, 2012 Corporate debt securities Investment	Mar. 31, 2012 Other securities Investment	Mar. 31, 2012 Subsidiaries USD ($)	Mar. 31, 2012 Subsidiaries JPY (¥)	Mar. 31, 2011 Subsidiaries JPY (¥)	Mar. 31, 2010 Subsidiaries JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Number of available-for-sale and held-to-maturity securities in a continuous unrealized losses position						6	8
Severity of decline, available-for-sale and held-to-maturity securities in a continuous unrealized losses position					22.20%
Gain recognized on exchange of marketable securities	$ 485	¥ 40,000		¥ 6,000				$ 49	¥ 4,000	¥ 13,000	¥ 33,000
Other than temporary impairment charges on available-for-sale securities	9,987	823,000	1,366,000	1,445,000
Marketable trading securities, fair value								5,109	421,000	278,000
Recorded gain on trading securities								182	15,000	55,000
Investments	413,348	34,064,000	32,685,000					1,177	97,000	99,000
Cost-method securities, nonmarketable equity securities accounted for using cost method, fair value	37,374	3,080,000	3,102,000
Other-than-temporary impairment charges on nonmarketable securities	$ 97	¥ 8,000	¥ 219,000	¥ 15,000

Future Maturities of Debt Securities and Mutual Funds Classified as Available for Sale (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Due within one year, cost	$ 4,866	¥ 401,000
Due after one year through five years, cost	22,145	1,825,000
Due after five years through ten years, cost	8,494	700,000
Total, cost	35,505	2,926,000
Due within one year, fair value	4,841	399,000
Due after one year through five years, fair value	22,340	1,841,000
Due after five years through ten years, fair value	8,203	676,000
Total, fair value	$ 35,384	¥ 2,916,000

Future Maturities of Debt Securities Classified as Held to Maturity (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost	$ 4,029	¥ 332,000
Fair Value	$ 4,004	¥ 330,000

Proceed and Gross Realized Gains or Losses on Sales of Available-for-Sale Securities (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale securities	$ 2,184,000	¥ 180,000,000	¥ 1,602,000,000	¥ 795,000,000
The gross realized gains on the sales of available-for-sale securities	24,000	2,000,000	354,000,000	4,000,000
The gross realized losses on the sales of available-for-sale securities			¥ 37,000,000	¥ 3,000,000

Information Related to Allowance for Doubtful Receivables (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 1,213,000	¥ 100,000,000	¥ 114,000,000	¥ 82,000,000
Increase due to change in scope of consolidation (Note 7)				28,000,000
Charged to costs and expenses	109,000	9,000,000	13,000,000	36,000,000
Balances written-off/reversed	(473,000)	(39,000,000)	(27,000,000)	(32,000,000)
Balance at the end of the year	$ 849,000	¥ 70,000,000	¥ 100,000,000	¥ 114,000,000

Information Related to Allowance for Returns (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 18,408,000	¥ 1,517,000,000	¥ 1,915,000,000	¥ 2,198,000,000
Increase due to change in scope of consolidation (Note 7)				15,000,000
Charged to costs and expenses	16,867,000	1,390,000,000	1,517,000,000	1,915,000,000
Balances utilized	(18,408,000)	(1,517,000,000)	(1,915,000,000)	(2,213,000,000)
Balance at the end of the year	$ 16,867,000	¥ 1,390,000,000	¥ 1,517,000,000	¥ 1,915,000,000

Components of Inventories (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Inventory [Line Items]
Finished products	$ 346,499	¥ 28,555,000	¥ 26,778,000
Work in process	38,939	3,209,000	3,270,000
Raw materials	13,142	1,083,000	1,068,000
Total	$ 398,580	¥ 32,847,000	¥ 31,116,000

Percentage of Ownership of Investments in Affiliated Companies (Detail)	Mar. 31, 2012	Mar. 31, 2011
Thai Wacoal Public Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	34.00%	34.00%
Shinyoung Wacoal Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	25.00%	25.00%
PT. Indonesia Wacoal
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	42.00%	42.00%
Taiwan Wacoal Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	50.00%	50.00%
House of Rose Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	20.00%	20.00%

Aggregate Values of Carrying Amounts and Fair Values of Investments in Affiliated Companies (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Carrying amount	$ 177,151	¥ 14,599,000	¥ 14,702,000	$ 103,774	¥ 8,552,000	¥ 8,766,000
Aggregate value of quoted market price				$ 103,106	¥ 8,497,000	¥ 7,735,000

Summarized Information of Affiliated Companies from Balance Sheets and Statements of Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Affiliated companies' summarized information from balance sheets
Current assets	$ 388,800	¥ 32,041,000	¥ 31,148,000
Noncurrent assets	320,010	26,372,000	28,646,000
Total	708,810	58,413,000	59,794,000
Current liabilities	92,331	7,609,000	7,569,000
Long-term liabilities	74,214	6,116,000	6,373,000
Equity	542,265	44,688,000	45,852,000
Total	708,810	58,413,000	59,794,000
Affiliated companies' summarized information from statements of operations
Net sales	627,230	51,690,000	50,833,000	49,130,000
Gross profit	336,913	27,765,000	27,196,000	25,948,000
Income before income taxes	57,675	4,753,000	3,947,000	3,730,000
Net income	$ 40,068	¥ 3,302,000	¥ 3,039,000	¥ 2,777,000

Investments in Affiliated Companies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Dividends received from affiliated companies	$ 6,759	¥ 557,000	¥ 424,000	¥ 415,000
Undistributed net earnings of affiliated companies	$ 178,801	¥ 14,735,000	¥ 14,910,000

Acquisitions - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Lecien JPY (¥)	Aug. 17, 2009 Lecien JPY (¥)	Mar. 31, 2012 Eveden USD ($)	Mar. 31, 2012 Eveden JPY (¥)	Apr. 10, 2012 Eveden Acquisition USD ($)	Apr. 10, 2012 Eveden Acquisition JPY (¥)
Schedule of Business Acquisitions, Cost of Acquired Entity [Line Items]
Purchase cost of acquisition						¥ 2,489,000,000			$ 242,216,000	¥ 19,961,000,000
Loans included in purchase price									74,967,000	6,178,000,000
Acquisition related costs					121,000,000		4,987,000	411,000,000
Number of shares distributed as consideration for acquisition						2,104,063
Per share value of shares distributed						¥ 1,183
Purchase price allocated to goodwill						71,000,000
Net sales	2,085,875,000	171,897,000,000	165,548,000,000	163,548,000,000	8,751,000,000
Net loss	$ 83,885,000	¥ 6,913,000,000	¥ 2,785,000,000	¥ 2,475,000,000	¥ (245,000,000)

Unaudited Pro Forma Financial Information as if Acquisition of Lecien Occurred at Beginning of 2010 Fiscal Year (Detail) (Lecien, JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Lecien
Business Acquisition, Pro Forma Information [Line Items]
Pro forma sales	¥ 167,872
Pro forma operating income	3,291
Pro forma net income attributable to Wacoal Holdings Corp.	¥ 1,815
Pro forma net income attributable to Wacoal Holdings Corp. per share:
Basic	¥ 12.84
Diluted	¥ 12.83

Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended				12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 Peach John JPY (¥)
Goodwill [Line Items]
Goodwill, balance at the beginning of the year					¥ 11,203,000,000
Accumulated impairment losses, balance at the beginning of the year
Total, balance at the beginning of the year	11,203,000,000		125,798,000	10,367,000,000	11,203,000,000
Impairment losses	(836,000,000)	(71,000,000)			(836,000,000)
Goodwill, balance at the end of the year					11,203,000,000
Accumulated impairment losses, balance at the end of the year					(836,000,000)
Total, balance at the end of the year	¥ 10,367,000,000	¥ 11,203,000,000	$ 125,798,000	¥ 10,367,000,000	¥ 10,367,000,000

Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Peach John JPY (¥)	Mar. 31, 2010 Peach John JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2012 Other Software USD ($) Year	Mar. 31, 2012 Other Software JPY (¥)
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment charges on goodwill			¥ 836,000,000	¥ 71,000,000	¥ 836,000,000
Intangible assets acquired during the year							10,266,000	846,000,000	10,059,000	829,000,000
Estimated useful life									5	5
Impairment charges on other intangible assets, customer relationship			377,000,000	1,023,000,000	377,000,000	1,023,000,000
Impairment charges on other intangible assets, trademark			559,000,000		559,000,000
Aggregate amortization expenses related to other intangible assets	$ 21,199,000	¥ 1,747,000,000	¥ 1,858,000,000	¥ 1,780,000,000

Components of Acquired Intangible Assets Excluding Goodwill (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Amortized intangible assets USD ($)	Mar. 31, 2012 Amortized intangible assets JPY (¥)	Mar. 31, 2011 Amortized intangible assets JPY (¥)	Mar. 31, 2012 Amortized intangible assets Customer relationship USD ($)	Mar. 31, 2012 Amortized intangible assets Customer relationship JPY (¥)	Mar. 31, 2011 Amortized intangible assets Customer relationship JPY (¥)	Mar. 31, 2012 Amortized intangible assets Software USD ($)	Mar. 31, 2012 Amortized intangible assets Software JPY (¥)	Mar. 31, 2011 Amortized intangible assets Software JPY (¥)	Mar. 31, 2012 Amortized intangible assets Other USD ($)	Mar. 31, 2012 Amortized intangible assets Other JPY (¥)	Mar. 31, 2011 Amortized intangible assets Other JPY (¥)	Mar. 31, 2012 Unamortized intangible assets USD ($)	Mar. 31, 2012 Unamortized intangible assets JPY (¥)	Mar. 31, 2011 Unamortized intangible assets JPY (¥)	Mar. 31, 2012 Unamortized intangible assets Other USD ($)	Mar. 31, 2012 Unamortized intangible assets Other JPY (¥)	Mar. 31, 2011 Unamortized intangible assets Other JPY (¥)	Mar. 31, 2012 Unamortized intangible assets Trademark USD ($)	Mar. 31, 2012 Unamortized intangible assets Trademark JPY (¥)	Mar. 31, 2011 Unamortized intangible assets Trademark JPY (¥)
Acquired Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 155,212	¥ 12,791,000	¥ 12,193,000	$ 40,784	¥ 3,361,000	¥ 3,361,000	$ 99,842	¥ 8,228,000	¥ 7,543,000	$ 14,586	¥ 1,202,000	¥ 1,289,000	$ 65,756	¥ 5,419,000	¥ 5,416,000	$ 1,250	¥ 103,000	¥ 100,000	$ 64,506	¥ 5,316,000	¥ 5,316,000
Accumulated Amortization and Impairment Loss	$ 98,410	¥ 8,110,000	¥ 6,725,000	$ 34,195	¥ 2,818,000	¥ 2,636,000	$ 59,046	¥ 4,866,000	¥ 3,677,000	$ 5,169	¥ 426,000	¥ 412,000	$ 6,783	¥ 559,000	¥ 559,000				$ 6,783	¥ 559,000	¥ 559,000

Future Estimated Amortization Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Estimated amortization expense
2013	$ 16,794	¥ 1,384,000
2014	14,136	1,165,000
2015	9,198	758,000
2016	3,786	312,000
2017	2,864	236,000
Total	$ 46,778	¥ 3,855,000

Short-Term Bank Loans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Collateralized bank loans JPY (¥)	Mar. 31, 2012 Unsecured bank loans USD ($)	Mar. 31, 2012 Unsecured bank loans JPY (¥)	Mar. 31, 2011 Unsecured bank loans JPY (¥)
Short-term Debt [Line Items]
Short-term bank loans	$ 70,137	¥ 5,780,000	¥ 6,152,000	¥ 500,000	$ 70,137	¥ 5,780,000	¥ 5,652,000

Short-Term Bank Loans and Long Term Debt - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
Weighted-average annual interest rates on short-term bank loans	1.30%	1.30%	0.90%
Unused lines of credit for short-term financing	$ 487,611	¥ 40,184,000	¥ 24,651,000

Long-Term Debt, Interest Rates and Maturities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Collateralized bank loans Floating interest USD ($)	Mar. 31, 2012 Collateralized bank loans Floating interest JPY (¥)	Mar. 31, 2011 Collateralized bank loans Floating interest JPY (¥)	Mar. 31, 2012 Collateralized bank loans Fixed interest USD ($)	Mar. 31, 2012 Collateralized bank loans Fixed interest JPY (¥)	Mar. 31, 2012 Unsecured bank loans Fixed interest USD ($)	Mar. 31, 2012 Unsecured bank loans Fixed interest JPY (¥)	Mar. 31, 2011 Unsecured bank loans Fixed interest JPY (¥)	Mar. 31, 2012 Capital lease obligation USD ($)	Mar. 31, 2012 Capital lease obligation JPY (¥)	Mar. 31, 2011 Capital lease obligation JPY (¥)
Debt Instrument [Line Items]
Long-term debt	$ 8,518	¥ 702,000	¥ 284,000	$ 3,725	¥ 307,000	¥ 76,000	$ 1,189	¥ 98,000	$ 3,604	¥ 297,000	¥ 200,000	$ 0	¥ 0	¥ 8,000
Less current portion	(777)	(64,000)	(70,000)
Long-term debt, less current portion	$ 7,741	¥ 638,000	¥ 214,000

Long-Term Debt, Interest Rates and Maturities (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Floating interest | Collateralized bank loans | Minimum
Debt Instrument [Line Items]
Interest rate	1.00%	1.00%
Floating interest | Collateralized bank loans | Maximum
Debt Instrument [Line Items]
Interest rate	3.70%	3.70%
Maturity year	2016	2016
Fixed interest | Collateralized bank loans
Debt Instrument [Line Items]
Interest rate	1.50%	1.50%
Fixed interest | Collateralized bank loans | Maximum
Debt Instrument [Line Items]
Maturity year	2021	2021
Fixed interest | Unsecured bank loans | Minimum
Debt Instrument [Line Items]
Interest rate	1.50%	1.50%
Fixed interest | Unsecured bank loans | Maximum
Debt Instrument [Line Items]
Interest rate	1.80%	1.80%
Maturity year	2021	2021

Annual Maturities of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Debt Instrument [Line Items]
2013	$ 777	¥ 64,000
2014	3,034	250,000
2015	607	50,000
2016	607	50,000
2017	607	50,000
Thereafter	2,886	238,000
Total	$ 8,518	¥ 702,000

Assets Pledged as Collateral for Bank Loans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Land USD ($)	Mar. 31, 2012 Land JPY (¥)	Mar. 31, 2011 Land JPY (¥)	Mar. 31, 2012 Buildings USD ($)	Mar. 31, 2012 Buildings JPY (¥)	Mar. 31, 2011 Buildings JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral	$ 20,750	¥ 1,710,000	¥ 1,263,000	$ 11,552	¥ 952,000	¥ 803,000	$ 9,198	¥ 758,000	¥ 460,000

Future Minimum Rental Commitments on Operating Leases (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Operating Leases [Line Items]
2013	$ 3,895	¥ 321,000
2014	3,604	297,000
2015	2,973	245,000
2016	2,645	218,000
2017	2,536	209,000
Thereafter	4,903	404,000
Total	$ 20,556	¥ 1,694,000

Leases - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Leases Disclosure [Line Items]
Rental expenses	$ 64,519	¥ 5,317,000	¥ 5,130,000	¥ 5,265,000

Reconciliation of Beginning and Ending Aggregate Carrying Amount of Asset Retirement Obligation (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Balance at the beginning of the year	$ 8,045,000	¥ 663,000,000	¥ 594,000,000
Accretion expense	73,000	6,000,000	20,000,000
Liabilities incurred	946,000	78,000,000	231,000,000
Liabilities settled	(1,043,000)	(86,000,000)	(177,000,000)
Changes due to translation of foreign currencies			(5,000,000)
Balance at the end of the year	$ 8,021,000	¥ 661,000,000	¥ 663,000,000

Reconciliation of Benefit Obligations Plan Assets and Funded Status of Plans (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Defined Contribution Retirement Plan USD ($)	Mar. 31, 2012 Defined Contribution Retirement Plan JPY (¥)	Mar. 31, 2011 Defined Contribution Retirement Plan JPY (¥)
Change in benefit obligations:
Benefit obligations at the beginning of the year					$ 396,894	¥ 32,708,000	¥ 33,454,000
Service cost	10,108	833,000	835,000	915,000	10,108	833,000	835,000
Interest cost	8,797	725,000	712,000	764,000	8,797	725,000	712,000
Participants' contributions					862	71,000	71,000
Actuarial loss (gain)					21,757	1,793,000	(593,000)
Benefits paid from plan assets					(9,125)	(752,000)	(708,000)
Settlement paid from plan assets					(13,226)	(1,090,000)	(926,000)
Settlement paid by the Companies					(1,857)	(153,000)	(137,000)
Benefit obligations at the end of the year					414,210	34,135,000	32,708,000
Change in plan assets:
Fair value of plan assets at the beginning of the year		30,978,000			375,901	30,978,000	31,743,000
Actual return on plan assets					6,674	550,000	(768,000)
Employer contributions					22,449	1,850,000	1,566,000
Participants' contributions					862	71,000	71,000
Benefits paid from plan assets					(9,125)	(752,000)	(708,000)
Settlement payments					(13,226)	(1,090,000)	(926,000)
Fair value of plan assets at the end of the year	383,534	31,607,000	30,978,000		383,534	31,607,000	30,978,000
Funded status at the end of the year					$ (30,676)	¥ (2,528,000)	¥ (1,730,000)

Amounts Recognized in Consolidated Balance Sheets (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension expense			¥ 158,000,000
Accrued expenses	(1,129,000)	(93,000,000)	(90,000,000)
Liability for termination and retirement benefits	(29,547,000)	(2,435,000,000)	(1,798,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	$ (30,676,000)	¥ (2,528,000,000)	¥ (1,730,000,000)

Amounts Recognized in Accumulated Other Comprehensive Loss, Pre-Tax (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	$ (93,010)	¥ (7,665,000)	¥ (6,874,000)
Prior service benefit	34,037	2,805,000	3,497,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	$ (58,973)	¥ (4,860,000)	¥ (3,377,000)

Accumulated Benefit Obligation for all Defined Benefit Plans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 409,210	¥ 33,723,000	¥ 32,255,000

Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	$ 414,209	¥ 34,135,000	¥ 2,488,000
Fair value of plan assets	383,534	31,607,000	600,000
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	409,210	33,723,000	2,488,000
Fair value of plan assets	$ 383,534	¥ 31,607,000	¥ 600,000

Net Periodic Benefit Costs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	$ 10,108	¥ 833,000	¥ 835,000	¥ 915,000
Interest cost	8,797	725,000	712,000	764,000
Expected return on plan assets	(9,174)	(756,000)	(758,000)	(705,000)
Amortization of actuarial loss	14,658	1,208,000	1,255,000	1,814,000
Amortization of prior service benefit	(8,397)	(692,000)	(691,000)	(691,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	$ 15,992	¥ 1,318,000	¥ 1,353,000	¥ 2,097,000

Termination and Retirement Plans - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Minimum	Mar. 31, 2010 Minimum	Mar. 31, 2012 Multiemployer Defined Benefit Pension Plans Withdrawal Liabilities USD ($)	Mar. 31, 2012 Multiemployer Defined Benefit Pension Plans Withdrawal Liabilities JPY (¥)	Mar. 31, 2011 Multiemployer Defined Benefit Pension Plans Withdrawal Liabilities JPY (¥)	Mar. 31, 2011 Multiemployer Plan JPY (¥)	Mar. 31, 2012 Equity securities	Mar. 31, 2012 Debt Securities	Mar. 31, 2012 Life Insurance Company General Accounts	Mar. 31, 2012 Short-term financing	Mar. 31, 2012 Directors and Corporate Auditors USD ($)	Mar. 31, 2012 Directors and Corporate Auditors JPY (¥)	Mar. 31, 2011 Directors and Corporate Auditors JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss and prior service benefit, amortization period in years	12 years	12 years
Discount rate assumption set based up on effective yields	0.25%	0.25%
Estimated long-term rate of return based on an asset allocation											33.00%	48.00%	17.00%	2.00%
Defined benefit plan estimated future employer contributions in next fiscal year	$ 22,000,000	¥ 1,813,000,000
Special premium amount contributed to the plan		56,000,000	42,000,000				19,172,000	1,580,000,000
Estimated withdrawal liability recognized in relation to the plan									774,000,000
Additional expense recognized in relation to the plan							9,780,000	806,000,000
Employee pension plan's assets	383,534,000	31,607,000,000	30,978,000,000							34,442,000,000
Employee pension plan's benefit obligations										42,894,000,000
Percentage of subsidiary's contribution to plan of total contribution					5.00%	5.00%
Defined contribution plan cost recognized	328,000	27,000,000	28,000,000	20,000,000
Retirement benefits paid and charged to selling, general and administrative	3,155,000	260,000,000	348,000,000	361,000,000
Termination plan for directors and corporate auditors outstanding liabilities															3,847,000	317,000,000	317,000,000
Liabilities for termination benefits for directors and corporate auditors	$ 34,183,000	¥ 2,817,000,000	¥ 2,183,000,000												$ 4,636,000	¥ 382,000,000	¥ 385,000,000

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Current year actuarial (loss) gain	$ (24,257)	¥ (1,999,000)	¥ (933,000)	¥ 1,575,000
Amortization of actuarial loss	14,658	1,208,000	1,255,000	1,814,000
Amortization of prior service benefit	(8,397)	(692,000)	(691,000)	(691,000)
Net unrealized (loss) gain	$ (17,996)	¥ (1,483,000)	¥ (369,000)	¥ 2,698,000

Estimated Amounts that will be Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Expected Amortization Expense [Line Items]
Actuarial loss	$ 16,272	¥ 1,341,000
Prior service benefit	$ (7,778)	¥ (641,000)

Weighted-Average Assumptions used in Computing Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.40%
Rate of increase in future compensation	0.00%	0.00%

Weighted-Average Assumptions used in Computing Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.40%	2.30%	2.50%
Rate of increase in future compensation	0.00%	0.00%	0.00%
Expected long-term rate of return on plan assets	2.50%	2.50%	2.50%

Asset Allocation (Detail)	Mar. 31, 2012	Mar. 31, 2011
Equity securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan weighted average asset allocations	40.40%	37.10%
Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan weighted average asset allocations	40.80%	40.90%
Life Insurance Company General Accounts
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan weighted average asset allocations	16.10%	16.10%
Short-term financing
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan weighted average asset allocations	2.70%	5.90%

Fair Value of Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Equity securities Japanese companies USD ($)	Mar. 31, 2012 Equity securities Japanese companies JPY (¥)	Mar. 31, 2011 Equity securities Japanese companies JPY (¥)	Mar. 31, 2012 Equity securities Foreign companies USD ($)	Mar. 31, 2012 Equity securities Foreign companies JPY (¥)	Mar. 31, 2011 Equity securities Foreign companies JPY (¥)	Mar. 31, 2012 Equity securities Pooled funds USD ($)		Mar. 31, 2012 Equity securities Pooled funds JPY (¥)		Mar. 31, 2011 Equity securities Pooled funds JPY (¥)		Mar. 31, 2012 Debt Securities Japanese government bonds USD ($)	Mar. 31, 2012 Debt Securities Japanese government bonds JPY (¥)	Mar. 31, 2011 Debt Securities Japanese government bonds JPY (¥)	Mar. 31, 2012 Debt Securities Japanese Municipal Bonds Securities USD ($)	Mar. 31, 2012 Debt Securities Japanese Municipal Bonds Securities JPY (¥)	Mar. 31, 2011 Debt Securities Japanese Municipal Bonds Securities JPY (¥)	Mar. 31, 2012 Debt Securities Japanese corporate bonds USD ($)	Mar. 31, 2012 Debt Securities Japanese corporate bonds JPY (¥)	Mar. 31, 2011 Debt Securities Japanese corporate bonds JPY (¥)	Mar. 31, 2012 Debt Securities Foreign government bonds USD ($)	Mar. 31, 2012 Debt Securities Foreign government bonds JPY (¥)	Mar. 31, 2011 Debt Securities Foreign government bonds JPY (¥)	Mar. 31, 2012 Debt Securities Pooled funds USD ($)		Mar. 31, 2012 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2012 Debt Securities Life Insurance Company General Accounts USD ($)	Mar. 31, 2012 Debt Securities Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2011 Debt Securities Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2012 Other Investments Equity long/short hedge funds USD ($)		Mar. 31, 2012 Other Investments Equity long/short hedge funds JPY (¥)		Mar. 31, 2011 Other Investments Equity long/short hedge funds JPY (¥)		Mar. 31, 2012 Other Investments Short-term financing USD ($)	Mar. 31, 2012 Other Investments Short-term financing JPY (¥)	Mar. 31, 2011 Other Investments Short-term financing JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Equity securities Japanese companies USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Equity securities Japanese companies JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Equity securities Japanese companies JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Equity securities Foreign companies USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Equity securities Foreign companies JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Equity securities Foreign companies JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Debt Securities Japanese government bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Debt Securities Japanese government bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Debt Securities Japanese government bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Debt Securities Foreign government bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Debt Securities Foreign government bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Debt Securities Foreign government bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Equity securities Pooled funds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Equity securities Pooled funds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Equity securities Pooled funds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Japanese Municipal Bonds Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Japanese Municipal Bonds Securities JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Debt Securities Japanese Municipal Bonds Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Japanese corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Japanese corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Debt Securities Japanese corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Pooled funds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Life Insurance Company General Accounts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Debt Securities Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Debt Securities Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Other Investments Equity long/short hedge funds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Other Investments Equity long/short hedge funds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Other Investments Equity long/short hedge funds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Other Investments Short-term financing USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Other Investments Short-term financing JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Other Investments Short-term financing JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Plan asset fair value	$ 383,534	¥ 31,607,000	¥ 30,978,000	$ 74,081	¥ 6,105,000	¥ 5,693,000	$ 10,508	¥ 866,000	¥ 865,000	$ 52,870	[1]	¥ 4,357,000	[1]	¥ 3,405,000	[1]	$ 23,383	¥ 1,927,000	¥ 1,921,000	$ 61	¥ 5,000	¥ 5,000	$ 849	¥ 70,000	¥ 118,000	$ 8,106	¥ 668,000	¥ 708,000	$ 117,146	[2]	¥ 9,654,000	[2]	¥ 9,924,000	[2]	$ 61,801	¥ 5,093,000	¥ 4,974,000	$ 24,475	[3]	¥ 2,017,000	[3]	¥ 1,529,000	[3]	$ 10,254	¥ 845,000	¥ 1,836,000	$ 116,078	¥ 9,566,000	¥ 9,187,000	$ 74,081	¥ 6,105,000	¥ 5,693,000	$ 10,508	¥ 866,000	¥ 865,000	$ 23,383	¥ 1,927,000	¥ 1,921,000	$ 8,106	¥ 668,000	¥ 708,000	$ 267,456	¥ 22,041,000	¥ 21,791,000	$ 52,870	[1]	¥ 4,357,000	[1]	¥ 3,405,000	[1]	$ 61	¥ 5,000	¥ 5,000	$ 849	¥ 70,000	¥ 118,000	$ 117,146	[2]	¥ 9,654,000	[2]	¥ 9,924,000	[2]	$ 61,801	¥ 5,093,000	¥ 4,974,000	$ 24,475	[3]	¥ 2,017,000	[3]	¥ 1,529,000	[3]	$ 10,254	¥ 845,000	¥ 1,836,000

[1]	This class includes common stock of approximately 63% Japanese companies and 37% foreign companies as of March 31, 2012, and those percentages were 73% and 27%, respectively, as of March 31, 2011.
[2]	This class includes approximately 49% of Japanese government bonds, 3% of Japanese municipal bonds, 42% of foreign government bonds, and 6% of corporate bonds as of March 31, 2012, and those percentages were 46%, 2%, 38%, and 14%, respectively, as of March 31, 2011.
[3]	This class includes hedge funds that invest both long and short in approximately 36% of Japanese common stocks, 35% of foreign common stocks and 29% of debt securities as of March 31, 2012, and those percentages were 51%, 49% and 0%, respectively, as of March 31, 2011.

Fair Value of Plan Assets (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Japanese common stocks | Equity long/short hedge funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned	36.00%	51.00%
Foreign common stocks | Equity long/short hedge funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned	35.00%	49.00%
Debt securities | Equity long/short hedge funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned	29.00%	0.00%
Japanese companies | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned by companies	63.00%	73.00%
Foreign companies | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan owned by companies	37.00%	27.00%
Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan bonds owned	49.00%	46.00%
Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan bonds owned	3.00%	2.00%
Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan bonds owned	42.00%	38.00%
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of defined benefit plan bonds owned	6.00%	14.00%

Benefit Payments for Expected Future Services (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	$ 24,791	¥ 2,043,000
2014	25,664	2,115,000
2015	24,512	2,020,000
2016	24,305	2,003,000
2017	24,135	1,989,000
Thereafter	$ 121,041	¥ 9,975,000

Multiemployer Plan (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Program Number	Kyoki No. 317
Funded Status		more than 80%
Premium Contributions to Program	¥ 56	¥ 42

Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as legal reserve or as additional paid-in-capital	10.00%
Percentage of aggregate amount of legal reserve and additional paid-in capital required by companies Act	25.00%
Minimum
Stockholders Equity Note [Line Items]
Required amount of net assets after dividend distributions to shareholders	3

Share-Based Compensation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Month	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Period from grant date	Mar. 31, 2012 Period from day after date of retirement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period	1 year	1 year
Options, exercise period after date of retirement					20 years	5 years
Total intrinsic value of options exercised	$ 146	¥ 12,000		¥ 5,000
Share-based compensation, tax benefits recognized	728	60,000	50,000	55,000
Total recognized tax benefits	255	21,000	20,000	22,000
Weighted-average grant date fair values of options granted	$ 11	¥ 878,000	¥ 1,081,000	¥ 1,084,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted	$ 133	¥ 11,000
Unrecognized compensation cost related to nonvested share-based compensation arrangements granted, recognition period	3	3

Estimated Fair Value of Options by using Black-Scholes Option-Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected dividends	2.10%	1.70%	2.10%
Expected volatility	31.60%	31.50%	30.60%
Risk-free interest rate	0.30%	0.20%	0.50%
Expected term	3.8	3.6	4

Stock Option Activities under Plan (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)
Shares
Outstanding beginning balance	148,000	148,000
Granted	69,000	69,000
Exercised	12,000	12,000
Forfeited or expired
Outstanding ending balance	205,000	205,000
Exercisable ending balance	3,000	3,000
Weighted-Average Exercise Price
Outstanding beginning balance	$ 0.01	¥ 1
Granted	$ 0.01	¥ 1
Exercised	$ 0.01	¥ 1
Forfeited or expired
Outstanding ending balance	$ 0.01	¥ 1
Exercisable ending balance	$ 0.01	¥ 1
Weighted-Average Remaining Contractual Term
Outstanding ending balance	17.9	17.9
Exercisable ending balance	2	2
Aggregate Intrinsic Value
Outstanding ending balance	$ 2,439	¥ 201,000
Exercisable ending balance	$ 36	¥ 3,000

Changes in Components of Accumulated Other Comprehensive Loss, Including Amounts Attributable to Noncontrolling Interests (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Pre-Tax Amount
Foreign currency translation adjustments	$ (10,144)	¥ (836,000)	¥ (2,890,000)	¥ 255,000
Unrealized gain (loss) on securities:
Amount arising during the year	19,512	1,608,000	(2,843,000)	4,319,000
Reclassification adjustments	9,501	783,000	1,014,000	1,293,000
Net unrealized (loss) gain	29,013	2,391,000	(1,829,000)	5,612,000
Pension liability adjustment:
Amount arising during the year	(24,257)	(1,999,000)	(933,000)	1,575,000
Reclassification adjustment	6,261	516,000	564,000	1,123,000
Net unrealized (loss) gain	(17,996)	(1,483,000)	(369,000)	2,698,000
Other comprehensive (loss) income	873	72,000	(5,088,000)	8,565,000
Tax (Expense) Credit
Foreign currency translation adjustments	655	54,000	88,000	(75,000)
Unrealized gain (loss) on securities:
Amount arising during the year	(5,703)	(470,000)	1,170,000	(1,735,000)
Reclassification adjustments	(3,871)	(319,000)	(413,000)	(526,000)
Net unrealized gain	(9,574)	(789,000)	757,000	(2,261,000)
Pension liability adjustment:
Amount arising during the year	8,640	712,000	380,000	(641,000)
Reclassification adjustment	(2,463)	(203,000)	(230,000)	(457,000)
Net unrealized (loss) gain	6,177	509,000	150,000	(1,098,000)
Other comprehensive (loss) income	(2,742)	(226,000)	995,000	(3,434,000)
Net Amount
Foreign currency translation adjustments	(9,489)	(782,000)	(2,802,000)	180,000
Unrealized gain (loss) on securities:
Amount arising during the year	13,809	1,138,000	(1,673,000)	2,584,000
Reclassification adjustments	5,630	464,000	601,000	767,000
Net unrealized gain	19,439	1,602,000	(1,072,000)	3,351,000
Pension liability adjustment:
Amount arising during the year	(15,617)	(1,287,000)	(553,000)	934,000
Reclassification adjustment	3,798	313,000	334,000	666,000
Net unrealized (loss) gain	(11,819)	(974,000)	(219,000)	1,600,000
Other comprehensive (loss) income	$ (1,869)	¥ (154,000)	¥ (4,093,000)	¥ 5,131,000

Domestic and Foreign Components of Income Before Income Taxes, Equity in Net Income of Affiliated Companies and Net (Income) Loss Attributable to Noncontrolling Interests (Detail)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Japan	$ 218,966	¥ 18,045,000	¥ 9,212,000	¥ 9,147,000
Foreign	(95,110)	(7,838,000)	(5,285,000)	(5,992,000)
INCOME BEFORE INCOME TAXES, EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 16)	$ 123,856	¥ 10,207,000	¥ 3,927,000	¥ 3,155,000

Domestic and Foreign Components of Income Taxes Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Current:
Japan	$ 35,700	¥ 2,942,000	¥ 2,882,000	¥ 2,851,000
Foreign	7,050	581,000	598,000	392,000
Current	42,750	3,523,000	3,480,000	3,243,000
Deferred:
Japan	8,191	675,000	(1,398,000)	(1,726,000)
Foreign	12	1,000	(72,000)	138,000
Deferred	8,203	676,000	(1,470,000)	(1,588,000)
Total income taxes	$ 50,953	¥ 4,199,000	¥ 2,010,000	¥ 1,655,000

Income Taxes - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Nov. 30, 2011 Year beginning April 1, 2012	Nov. 30, 2011 Year beginning April 1, 2015 thereafter
Income Taxes [Line Items]
Japanese statutory income tax rates	40.70%	40.70%	40.70%	40.70%	38.00%	35.60%
Adjustment of deferred tax assets and liabilities for change in tax rate	$ 7,475,000	¥ 616,000,000
Increase (decrease) in valuation allowance of deferred tax assets	(10,314,000)	(850,000,000)	1,506,000,000
Utilized tax loss carryforwards				721,000,000
Tax benefits related to loss carryforwards utilized				293,000,000
Total amount of unrecognized tax benefits that, if recognized, would affect effective tax rate	$ 3,240,000	¥ 267,000,000	¥ 188,000,000

Reconciliation of Normal Statutory Tax Rate to Effective Income Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Normal Japanese statutory rates	40.70%	40.70%	40.70%
Increase (decrease) in taxes resulting from:
Permanently non-deductible expenses	4.60%	9.90%	12.90%
Change in valuation allowance	3.20%	17.60%	(8.50%)
Undistributed earnings of associated companies	(0.10%)	2.90%	2.60%
Differences in foreign subsidiaries' tax rate	(1.50%)	(4.40%)	(5.80%)
Changes in Japanese income tax rates	(6.00%)
Tax exemption	(0.30%)	(0.70%)	(1.00%)
Unrecognized tax benefits	0.20%	2.90%	6.40%
Impairment losses on goodwill		(12.30%)
Other - net	0.30%	(5.40%)	5.20%
Effective tax rates	41.10%	51.20%	52.50%

Approximate Effect of Temporary Differences and Tax Loss Carryforwards (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred Tax Assets
Sales returns	$ 5,934,000	¥ 489,000,000	¥ 576,000,000
Allowance for doubtful receivables	667,000	55,000,000	51,000,000
Accruals not currently deductible	2,548,000	210,000,000	333,000,000
Inventory valuation	12,013,000	990,000,000	1,844,000,000
Accrued bonuses	15,799,000	1,302,000,000	1,342,000,000
Impairment charges on marketable securities and investments	17,364,000	1,431,000,000	1,541,000,000
Capitalized supplies	3,677,000	303,000,000	232,000,000
Enterprise taxes	2,002,000	165,000,000	190,000,000
Accrued vacation	8,870,000	731,000,000	763,000,000
Asset retirement obligation	2,864,000	236,000,000	268,000,000
Pension expense	16,454,000	1,356,000,000	1,484,000,000
Tangible fixed assets	15,811,000	1,303,000,000	1,629,000,000
Tax loss carryforwards	44,000,000	3,626,000,000	4,081,000,000
Investment in subsidiaries			540,000,000
Other temporary differences	10,994,000	906,000,000	495,000,000
Total	158,997,000	13,103,000,000	15,369,000,000
Valuation allowance	(49,605,000)	(4,088,000,000)	(4,938,000,000)
Total	109,392,000	9,015,000,000	10,431,000,000
Deferred Tax Liabilities
Advanced depreciation on property, plant and equipment	17,619,000	1,452,000,000	1,679,000,000
Undistributed earnings of associated companies	22,073,000	1,819,000,000	1,846,000,000
Net unrealized gain on marketable securities and investments	39,947,000	3,292,000,000	2,904,000,000
Net realized gain on exchange of investments	20,580,000	1,696,000,000	1,920,000,000
Intangible assets	23,116,000	1,905,000,000	2,233,000,000
Investment in subsidiaries	11,067,000	912,000,000	1,042,000,000
Other temporary differences	2,342,000	193,000,000	160,000,000
Total	$ 136,744,000	¥ 11,269,000,000	¥ 11,784,000,000

Tax Loss Carryforwards Available to Offset Future Taxable Income (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Operating Loss Carryforwards [Line Items]
2013	$ 8,797	¥ 725,000
2014	9,089	749,000
2015	2,172	179,000
2016	4,526	373,000
2017	4,830	398,000
2018	2,512	207,000
2019	28,492	2,348,000
2020	28,722	2,367,000
2021	23,795	1,961,000
Thereafter	11,722	966,000
Total	$ 124,657	¥ 10,273,000

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 2,281,000	¥ 188,000,000	¥ 321,000,000	¥ 106,000,000
Additions based on tax positions related to the current year	959,000	79,000,000	58,000,000	232,000,000
Additions for tax positions of prior years				50,000,000
Reductions for tax positions of prior years			(191,000,000)	(41,000,000)
Settlements with tax authorities				(26,000,000)
Balance at end of year	$ 3,240,000	¥ 267,000,000	¥ 188,000,000	¥ 321,000,000

Related Party Transactions - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Related Party USD ($)	Mar. 31, 2012 Related Party JPY (¥)	Mar. 31, 2011 Related Party JPY (¥)	Mar. 31, 2010 Related Party JPY (¥)
Related Party Transaction [Line Items]
Merchandise purchased price				$ 25,397	¥ 2,093,000	¥ 1,131,000	¥ 1,209,000
Accounts payable for merchandise purchased	130,288	10,737,000	10,474,000	315	26,000	0
Sales to related parties				5,788	477,000	537,000	354,000
Accounts receivable				983	81,000	91,000
Royalty revenue earned from related parties				2,621	216,000	201,000	199,000
Other accounts receivable due from related parties	$ 37,034	¥ 3,052,000	¥ 2,666,000	$ 2,075	¥ 171,000	¥ 158,000

Earnings Per Share and American Depositary Receipt - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share Disclosure [Line Items]
Number of common shares represented by each American Depository Receipt (ADR)	5
Weighted-average number of common stock outstanding used in computations of basic net income	140,848,576	141,145,190	141,353,141
Weighted-average number of common stock outstanding used in computations of diluted net income	141,013,083	141,260,186	141,423,315

Carrying Amounts and Fair Values of Financial Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Carrying Amount USD ($)	Mar. 31, 2012 Carrying Amount JPY (¥)	Mar. 31, 2011 Carrying Amount JPY (¥)	Mar. 31, 2012 Fair Value USD ($)	Mar. 31, 2012 Fair Value JPY (¥)	Mar. 31, 2011 Fair Value JPY (¥)
Assets:
Marketable securities (Notes 3 and 20)	$ 62,844	¥ 5,179,000	¥ 4,840,000	$ 59,896	¥ 4,936,000	¥ 4,840,000	$ 59,871	¥ 4,934,000	¥ 4,840,000
Investments (Notes 3 and 20)				378,922	31,227,000	29,583,000	378,922	31,227,000	29,582,000
Foreign exchange contracts (Note 20)				898	74,000	24,000	898	74,000	24,000
Total assets				439,716	36,237,000	34,447,000	439,691	36,235,000	34,446,000
Liabilities:
Foreign exchange contracts (Note 20)				(146)	(12,000)	(49,000)	(146)	(12,000)	(49,000)
Long-term debt including current portion				(8,518)	(702,000)	(276,000)	(8,518)	(702,000)	(276,000)
Total liabilities				$ (8,664)	¥ (714,000)	¥ (325,000)	$ (8,664)	¥ (714,000)	¥ (325,000)

Financial Instruments and Concentration of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Counterparty Credit Concentration Risk [Line Items]
Concentration risk customer related to total sales	No single customer constitutes 10.0% or more of the total sales
Percentage of sales earned from general retail customers to consolidated sales	9.80%	10.00%	10.40%

Asset and Liabilities Measurement at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Municipal bonds USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Municipal bonds JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Municipal bonds JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Mutual funds USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Listed shares USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Listed shares JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Listed shares JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Government bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Mutual funds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Listed shares USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Listed shares JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Listed shares JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Government bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Municipal bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Municipal bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Municipal bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Mutual funds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Mutual funds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Mutual funds JPY (¥)
Marketable securities:
Marketable securities	$ 62,844	¥ 5,179,000	¥ 4,840,000	$ 55,867	¥ 4,604,000	¥ 4,840,000	$ 121	¥ 10,000	¥ 10,000	$ 17,474	¥ 1,440,000	¥ 1,277,000	$ 38,272	¥ 3,154,000	¥ 3,050,000				¥ 503,000	$ 5,109	¥ 421,000	¥ 781,000	$ 5,109	¥ 421,000	¥ 278,000				¥ 503,000	$ 50,758	¥ 4,183,000	¥ 4,059,000	$ 121	¥ 10,000	¥ 10,000	$ 17,474	¥ 1,440,000	¥ 1,277,000	$ 33,163	¥ 2,733,000	¥ 2,772,000
Investments:
Investments				378,922	31,227,000	29,236,000							1,177	97,000	99,000	377,745	31,130,000	29,137,000		378,922	31,227,000	29,236,000	1,177	97,000	99,000	377,745	31,130,000	29,137,000
Derivative instruments:
Foreign exchange contracts				898	74,000	24,000																								898	74,000	24,000
Total assets				435,687	35,905,000	34,100,000														384,031	31,648,000	30,017,000								51,656	4,257,000	4,083,000
Derivative instruments:
Foreign exchange contracts				$ (146)	¥ (12,000)	¥ (49,000)																								$ (146)	¥ (12,000)	¥ (49,000)

Fair Value Measurements - Additional Information (Detail)	12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Building and building improvements JPY (¥)	Mar. 31, 2011 Unlisted shares JPY (¥)	Mar. 31, 2011 Customer relationship JPY (¥)	Mar. 31, 2010 Customer relationship JPY (¥)	Mar. 31, 2011 Trademark JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss from changes in fair value of foreign currency exchange contracts not designated as a hedge			¥ 8,000,000
Gain from changes in fair value of foreign currency exchange contracts not designated as a hedge	1,080,000	89,000,000		103,000,000
Derivative assets, current	898,000	74,000,000	24,000,000
Derivative liabilities, current	146,000	12,000,000	49,000,000
Buildings and building improvements, carrying amount	595,535,000	49,078,000,000	49,734,000,000	51,804,000,000	107,000,000
Buildings and building improvements, fair value			0
Impairment charges on property, plant and equipment			107,000,000
Unlisted securities, carrying amount						236,000,000
Unlisted securities, fair value						17,000,000
Impairment charge related to unlisted securities	10,084,000	831,000,000	1,585,000,000	1,460,000,000		219,000,000
Goodwill, carrying amount	125,798,000	10,367,000,000	10,367,000,000	11,203,000,000
Impairment charges on goodwill			836,000,000	71,000,000
Other intangible assets, carrying amount	115,775,000	9,541,000,000	10,325,000,000				1,102,000,000	2,401,000,000	5,316,000,000
Other intangible assets, fair value							725,000,000	1,378,000,000	4,757,000,000
Impairment charges on other intangible assets, trademark			559,000,000
Fair value measurement, method									To measure the fair value of the trademark, the Companies used the relief-from royalty method and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the rate of royalty, and appropriately risk adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in an arm’s length transaction as of the measurement date. Future cash flows were based on the management’s cash flow projections for the future five years, and after five these years, future cash flows were estimated using the perpetuity growth rate of 0%.
Perpetual growth rate									0.00%
Impairment charges on other intangible assets, customer relationship			¥ 377,000,000	¥ 1,023,000,000

Asset Measured at Fair Value on Nonrecurring Basis (Detail)	12 Months Ended					12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Unlisted shares JPY (¥)	Mar. 31, 2011 Unlisted shares Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Building and building improvements JPY (¥)	Mar. 31, 2011 Building and building improvements Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Building and building improvements Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Building and building improvements Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Trademark JPY (¥)	Mar. 31, 2011 Trademark Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Customer relationship JPY (¥)	Mar. 31, 2010 Customer relationship JPY (¥)	Mar. 31, 2011 Customer relationship Fair Value, Inputs, Level 3 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Buildings and building improvements			¥ 0
Investments						17,000,000	17,000,000
Goodwill (Note 8)			10,367,000,000		10,367,000,000
Other intangible assets, fair value												4,757,000,000	4,757,000,000	725,000,000	1,378,000,000	725,000,000
Buildings and building improvements			(107,000,000)
Investments	(10,084,000)	(831,000,000)	(1,585,000,000)	(1,460,000,000)		(219,000,000)
Goodwill (Note 8)			(836,000,000)	(71,000,000)
Trademark (Note 8)			(559,000,000)
Customer relationship (Note 8)			(377,000,000)	(1,023,000,000)
Asset Impairment Charges			¥ (2,098,000,000)

Information about Operating Results and Assets for Each Segment (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Wacoal Business (Domestic) USD ($)	Mar. 31, 2012 Wacoal Business (Domestic) JPY (¥)	Mar. 31, 2011 Wacoal Business (Domestic) JPY (¥)	Mar. 31, 2010 Wacoal Business (Domestic) JPY (¥)	Mar. 31, 2012 Wacoal Business (Overseas) USD ($)	Mar. 31, 2012 Wacoal Business (Overseas) JPY (¥)	Mar. 31, 2011 Wacoal Business (Overseas) JPY (¥)	Mar. 31, 2010 Wacoal Business (Overseas) JPY (¥)	Mar. 31, 2012 Peach John USD ($)	Mar. 31, 2012 Peach John JPY (¥)	Mar. 31, 2011 Peach John JPY (¥)	Mar. 31, 2010 Peach John JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)	Mar. 31, 2012 Elimination USD ($)	Mar. 31, 2012 Elimination JPY (¥)	Mar. 31, 2011 Elimination JPY (¥)	Mar. 31, 2010 Elimination JPY (¥)
Net sales
External customers	$ 2,085,875,000	¥ 171,897,000,000	¥ 165,548,000,000	¥ 163,548,000,000	$ 1,406,018,000	¥ 115,870,000,000	¥ 110,856,000,000	¥ 113,929,000,000	$ 259,629,000	¥ 21,396,000,000	¥ 20,010,000,000	¥ 19,295,000,000	$ 167,892,000	¥ 13,836,000,000	¥ 11,575,000,000	¥ 13,079,000,000	$ 252,336,000	¥ 20,795,000,000	¥ 23,107,000,000	¥ 17,245,000,000
Intersegment					32,994,000	2,719,000,000	2,134,000,000	1,793,000,000	79,371,000	6,541,000,000	6,118,000,000	6,216,000,000	2,342,000	193,000,000	73,000,000	9,000,000	69,700,000	5,744,000,000	4,588,000,000	3,204,000,000	(184,407,000)	(15,197,000,000)	(12,913,000,000)	(11,222,000,000)
Total	2,085,875,000	171,897,000,000	165,548,000,000	163,548,000,000	1,439,012,000	118,589,000,000	112,990,000,000	115,722,000,000	339,000,000	27,937,000,000	26,128,000,000	25,511,000,000	170,234,000	14,029,000,000	11,648,000,000	13,088,000,000	322,036,000	26,539,000,000	27,695,000,000	20,449,000,000	(184,407,000)	(15,197,000,000)	(12,913,000,000)	(11,222,000,000)
Operating costs and expenses:
Operating costs and expenses	1,957,748,000	161,338,000,000	159,099,000,000	158,216,000,000	1,339,850,000	110,417,000,000	107,370,000,000	111,180,000,000	321,526,000	26,497,000,000	24,806,000,000	23,895,000,000	161,607,000	13,318,000,000	12,479,000,000	13,177,000,000	319,172,000	26,303,000,000	27,357,000,000	21,186,000,000	(184,407,000)	(15,197,000,000)	(12,913,000,000)	(11,222,000,000)
Amortization on other intangible assets (Note 8)	2,208,000	182,000,000	276,000,000	480,000,000									2,208,000	182,000,000	276,000,000	480,000,000
Impairment charges on goodwill (Note 20)			836,000,000	71,000,000											836,000,000
Impairment charges on other intangible assets (Note 20)			936,000,000	1,023,000,000											936,000,000	1,023,000,000
Total operating costs and expenses	1,959,956,000	161,520,000,000	161,147,000,000	159,719,000,000	1,339,850,000	110,417,000,000	107,370,000,000	111,180,000,000	321,526,000	26,497,000,000	24,806,000,000	23,895,000,000	163,815,000	13,500,000,000	14,527,000,000	14,680,000,000	319,172,000	26,303,000,000	27,357,000,000	21,186,000,000	(184,407,000)	(15,197,000,000)	(12,913,000,000)	(11,222,000,000)
Operating profit (loss)	125,919,000	10,377,000,000	4,401,000,000	3,829,000,000	99,162,000	8,172,000,000	5,620,000,000	4,542,000,000	17,474,000	1,440,000,000	1,322,000,000	1,616,000,000	6,419,000	529,000,000	(2,879,000,000)	(1,592,000,000)	2,864,000	236,000,000	338,000,000	(737,000,000)
Total assets	$ 2,682,903,000	¥ 221,098,000,000	¥ 215,276,000,000	¥ 222,889,000,000	$ 2,528,492,000	¥ 208,373,000,000	¥ 202,054,000,000	¥ 205,136,000,000	$ 356,352,000	¥ 29,367,000,000	¥ 27,109,000,000	¥ 27,020,000,000	$ 257,699,000	¥ 21,237,000,000	¥ 21,013,000,000	¥ 23,867,000,000	$ 249,557,000	¥ 20,566,000,000	¥ 20,910,000,000	¥ 20,535,000,000	$ (709,197,000)	¥ (58,445,000,000)	¥ (55,810,000,000)	¥ (53,669,000,000)

Net Sales Information by Products and Services (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Outerwear/Sportswear USD ($)	Mar. 31, 2012 Outerwear/Sportswear JPY (¥)	Mar. 31, 2011 Outerwear/Sportswear JPY (¥)	Mar. 31, 2010 Outerwear/Sportswear JPY (¥)	Mar. 31, 2012 Hosiery USD ($)	Mar. 31, 2012 Hosiery JPY (¥)	Mar. 31, 2011 Hosiery JPY (¥)	Mar. 31, 2010 Hosiery JPY (¥)	Mar. 31, 2012 Other textile goods and related products USD ($)	Mar. 31, 2012 Other textile goods and related products JPY (¥)	Mar. 31, 2011 Other textile goods and related products JPY (¥)	Mar. 31, 2010 Other textile goods and related products JPY (¥)	Mar. 31, 2012 Others USD ($)	Mar. 31, 2012 Others JPY (¥)	Mar. 31, 2011 Others JPY (¥)	Mar. 31, 2010 Others JPY (¥)	Mar. 31, 2012 Innerwear USD ($)	Mar. 31, 2012 Innerwear JPY (¥)	Mar. 31, 2011 Innerwear JPY (¥)	Mar. 31, 2010 Innerwear JPY (¥)	Mar. 31, 2012 Innerwear Foundation and lingerie USD ($)	Mar. 31, 2012 Innerwear Foundation and lingerie JPY (¥)	Mar. 31, 2011 Innerwear Foundation and lingerie JPY (¥)	Mar. 31, 2010 Innerwear Foundation and lingerie JPY (¥)	Mar. 31, 2012 Innerwear Nightwear USD ($)	Mar. 31, 2012 Innerwear Nightwear JPY (¥)	Mar. 31, 2011 Innerwear Nightwear JPY (¥)	Mar. 31, 2010 Innerwear Nightwear JPY (¥)	Mar. 31, 2012 Innerwear Children's underwear USD ($)	Mar. 31, 2012 Innerwear Children's underwear JPY (¥)	Mar. 31, 2011 Innerwear Children's underwear JPY (¥)	Mar. 31, 2010 Innerwear Children's underwear JPY (¥)
Revenue from External Customer [Line Items]
Net sales	$ 2,085,875	¥ 171,897,000	¥ 165,548,000	¥ 163,548,000	$ 198,653	¥ 16,371,000	¥ 17,397,000	¥ 17,125,000	$ 19,973	¥ 1,646,000	¥ 1,666,000	¥ 1,702,000	$ 99,818	¥ 8,226,000	¥ 7,493,000	¥ 7,420,000	$ 126,574	¥ 10,431,000	¥ 12,676,000	¥ 9,778,000	$ 1,640,857	¥ 135,223,000	¥ 126,316,000	¥ 127,523,000	$ 1,508,349	¥ 124,303,000	¥ 116,127,000	¥ 116,478,000	$ 113,942	¥ 9,390,000	¥ 8,713,000	¥ 9,437,000	$ 18,566	¥ 1,530,000	¥ 1,476,000	¥ 1,608,000

Information by Major Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Americas and Europe USD ($)	Mar. 31, 2012 Americas and Europe JPY (¥)	Mar. 31, 2011 Americas and Europe JPY (¥)	Mar. 31, 2010 Americas and Europe JPY (¥)
Net sales:
Net sales	$ 2,085,875	¥ 171,897,000	¥ 165,548,000	¥ 163,548,000	$ 1,815,156	¥ 149,587,000	¥ 144,999,000	¥ 143,902,000	$ 127,739	¥ 10,527,000	¥ 9,167,000	¥ 7,943,000	$ 142,980	¥ 11,783,000	¥ 11,382,000	¥ 11,703,000
Long-lived assets:
Long-lived assets	$ 595,535	¥ 49,078,000	¥ 49,734,000	¥ 51,804,000	$ 548,963	¥ 45,240,000	¥ 45,792,000	¥ 47,378,000	$ 28,322	¥ 2,334,000	¥ 2,349,000	¥ 2,512,000	$ 18,250	¥ 1,504,000	¥ 1,593,000	¥ 1,914,000

Subsequent Events - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 Dividend Declared USD ($)	Mar. 31, 2012 Dividend Declared JPY (¥)	Apr. 10, 2012 Eveden USD ($)	Apr. 10, 2012 Eveden JPY (¥)
Subsequent Event [Line Items]
Dividends payable per 5 shares	$ 2	¥ 140
Dividends payable, record date	Mar 31, 2012	Mar 31, 2012
Dividends payable, declare date	May 15, 2012	May 15, 2012
Dividends payable, aggregate amount	47,858,000	3,944,000,000
Purchase cost of acquisition			242,216,000	19,961,000,000
Loan borrowed			$ 145,613,000	¥ 12,000,000,000